                          BARR ROSENBERG SERIES Trust
              ----------------------------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES
                       BARR ROSENBERG MARKET NEUTRAL FUND
                    BARR ROSENBERG DOUBLE ALPHA MARKET FUND
               BARR ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

                                                                  April 21, 1999
Dear Fellow Shareholder:

     Overall, it was a tumultuous time for both U.S. and international stock markets since last year's annual report. Market performance tends to be cyclical, and in various cycles, certain investment styles may fall in and out of favor. The investment climate for the past year has been difficult for small cap and value strategies. Though it has been a trying year, we did not change our investment strategy. We believe that the current market environment is not sustainable and does not signal the kind of fundamental change in the long-term drivers of equity returns that would lead us to change our investment strategy which focuses on fundamental values.

     The fiscal year was an unusual one. Although historically, on average, the stocks of smaller companies tend to outperform those of large companies, and low price-to-earnings stocks tend to outperform high price-to-earnings stocks(1), this past year was the exact opposite. The larger and more expensive (in terms of price relative to earnings) a company was, the better it fared. Investment performance for the Funds for the year ended March 31, 1999, depended significantly on a few factors such as capitalization, trading activity and growth versus value. Our exposure to small cap domestic and international stocks, low turnover stocks and our value bias hurt the Funds' performance. The one-year returns for the International Small Capitalization and Japan Funds were slightly better than the Funds' benchmarks(2). Please see the Financial Highlights for performance information.

     In light of the current volatility in the equity markets, we think it important for our shareholders to understand certain aspects of the risk of investing in the Barr Rosenberg Market Neutral Fund(3). The risks can be divided into two broad categories: the risk that arises from investing with a particular manager (manager risk) and the risk associated with certain investment styles (investment risk). Manager risk is simply the risk, to the investor, of placing assets with an individual investment manager. By investing with a manager, you are placing your trust in the firm's investment process, trading ability and a host of other manager-specific attributes.

     Investment risk refers to the portfolio investments. The stock selection models used by AXA Rosenberg Investment Management LLC, the Funds' manager, result in portfolios with particular style characteristics. The most notable characteristic of the Barr Rosenberg Market Neutral Fund portfolio is the net bias toward stocks with traditional value characteristics (lower price-to-earnings or price-to-book ratios, for example) and away from high trading activity stocks. These investment style biases have had a negative impact on the Fund returns over the most recent quarters.

     Market risk, which is related to investment risk, usually refers to the relationship between a fund's portfolio and the market as a whole. The traditional expression of that relationship is beta, which measures changes in a fund's portfolio return in relation to changes in the return of a broad portfolio of investments or the "market". A goal of the Barr Rosenberg Market Neutral Fund is to build a portfolio which has a beta close to zero. This is not to say that the portfolio isn't risky, but rather that the return variances simply do not follow the same pattern of the "market" as a whole.

     A market neutral type fund is often viewed as an asset class of its own and may be a compliment to bond, stock and real estate investing. Because market neutral funds hold short positions, it is recommended that investors develop a solid understanding of the risks inherent in shorting a stock. Many market neutral managers have witnessed increased volatility in the daily value of their portfolios over the last year. Market neutral does not mean risk neutral. Market neutral investment strategies can lose a significant amount of principal.

     During the past year, we were pleased to welcome Dwight M. Jaffee as a Trustee to the Barr Rosenberg Series Trust. Dr. Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley.

     You can obtain more information about the Funds by calling (800) 447-3332 and following the voice prompts or visiting our new web site www.brmf.com which we expect to be operational by June 30, 1999.

     We appreciate the confidence and trust you have demonstrated with your investments in the Barr Rosenberg Mutual Funds.

                                         Sincerely,
                                         /s/ Richard L. Saalfeld
                                         Richard L. Saalfeld

                                         President & CEO
                                         Barr Rosenberg Mutual Funds

     For more complete information about the Barr Rosenberg Mutual Funds, including management fees, expenses and other ongoing charges, please call 1-800-447-3332 for a prospectus. Please read it carefully before investing.

---------------

(1) Based on research studies done by AXA Rosenberg Investment Management LLC.

(2) Past performance is no guarantee of future results.

(3) Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of volatility than average.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     Small capitalization stocks fell sharply in the year ended March 31, 1999, substantially lagging the strong rise in large capitalization stocks. For the year ended March 31, 1999, the Russell 2000(1) fell 16.26% while the S&P 500(2) rose 18.44%. The weakness in small capitalization stocks relative to the larger capitalization stocks reached levels not seen since the 1930s. Within the small cap sector, growth stocks surged tremendously (as opposed to value stocks) beginning in the fall of 1998. For the year ended March 31, 1999, the Russell 2000 Growth Index(3) topped the Russell 2000 Value Index(4) by 11.52%.

     More recently, the superior performance of small cap growth stocks relative to small cap value stocks has been unprecedented. In the October 1, 1998, through March 31, 1999, period, the Russell 2000 Growth Index outpaced the Russell 2000 Value Index by 23.1%, the largest spread for any six-month period since Russell began the index in 1979. Since the October 8, 1998, bottom of the small cap market, the dominance of growth stocks is even more extreme. From October 8, 1998, through March 31, 1999, the Russell 2000 Growth Index rose 49.1%, which was 38.6% above the Russell 2000 Value Index and almost 15 percentage points better than the rise in the S&P 500.

     Within the small cap growth segment, the most actively traded stocks have fared the best. In environments when actively traded growth stocks are leading the market by such a wide margin, our modest value orientation (reflected in lower earnings-to-price and book-to-price profiles than the Russell 2000) and our tendency to hold less actively traded stocks negatively impacted the Fund's performance relative to the Russell 2000. Historically, these most actively traded growth stocks underperform the market because their earnings typically fail to live up to the expectations embedded in their current prices.

PORTFOLIO REPORT

     From a performance attribution perspective, much of the Fund's underperformance relative to its benchmark for the year ended March 31, 1999, was attributable to holding less actively traded stocks relative to the Russell 2000. Overall, the differences between the industry weightings of the Fund and the Russell 2000 Index hurt the performance of the Fund. Modest overexposure to the strong performing Service industry (3.12% above the Russell 2000 weight) helped the Fund's performance relative to the Russell 2000 Index. On the negative side, underexposure to the strong performing Telephone (3.01% below the Russell 2000 weight), Real Estate Assets (2.18% below the Russell 2000 weight) and Electric Utilities (1.07% below the Russell 2000 weight) industries hurt the Fund's relative performance.

     It is important to note that the differences in risk factors and industry exposures between the Fund and its benchmark, the Russell 2000 Index, are modest. In addition, these exposures are the result of the Manager's bottom-up stock selection models and not top-down predictions of the returns for risk factors or industries. Over time, the return contribution from these exposures is expected to be small relative to the independent contribution from stock selection.

     Small capital funds typically carry additional risks since smaller companies have experienced a greater degree of volatility than average.

     Past performance is no guarantee of future results.
---------------

(1) The Russell 2000 is an unmanaged index of approximately 2,000 small capitalization companies with market capitalization up to $8.5 billion.

(2) The S&P 500 is an unmanaged, broad based index of 500 widely held common stocks.

(3) The Russell 2000 Growth Index measures the performance of the Russell 2000 index companies with higher price-to-book and higher forecasted growth values.

(4) The Russell 2000 Value Index measures the performance of the Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS -- 98.7%
          AIRCRAFT -- 0.0%
  2,900   Advanced Technical Products,
            Inc.*........................  $     31,084
                                           ------------
          AIRLINES -- 0.7%
 69,000   Amtran, Inc.*..................     1,311,000
 29,100   Petroleum Helicopter, Inc. ....       385,575
 57,300   Skywest, Inc. .................     1,654,537
 22,300   Tower Air, Inc.*...............        45,994
                                           ------------
                                              3,397,106
                                           ------------
          AUTOS -- 1.2%
 25,600   Amcast Industrial Corp. .......       412,800
 85,300   Arvin Industries, Inc. ........     2,873,543
  3,200   Borg-Warner Automotive,
            Inc. ........................       153,000
  8,899   Dura Automotive Systems,
            Inc.*........................       251,397
  1,000   Durakon Industries, Inc.*......        11,563
 17,500   Hilite Industries, Inc. .......       184,844
110,000   Standard Products Co. .........     1,787,500
                                           ------------
                                              5,674,647
                                           ------------
          BANKING -- 10.2%
    100   ABC Bancorp....................         1,219
  4,000   Acadiana Bancshares, Inc. .....        73,000
 36,235   Allied Capital Corp. ..........       665,818
 26,600   Ambanc Holding Company,
            Inc. ........................       445,550
 13,800   American Business Financial
            Services, Inc.*..............       169,050
  8,200   Bancwest Corp. ................       348,500
 79,000   Bay View Capital Corp. ........     1,491,125
 14,300   BNC Corp., Inc.*...............       126,913
 39,676   BOK Financial Corp.*...........     1,021,657
 16,350   BSB Bancorp, Inc. .............       398,276
 12,800   BYL Bancorp....................       163,200
  1,200   California Independent
            Bancorp......................        24,000
  1,000   Cameron Financial Corp. .......        14,000
 73,400   Carolina First Corp. ..........     1,614,800
 14,400   Carver Bancorp, Inc. ..........       126,000
 12,200   Cathay Bancorp, Inc. ..........       459,025
  4,200   CB Bancshares, Inc. ...........       111,825
  3,600   CCBT Bancorp, Inc. ............        58,050
 13,800   Central Bancorp, Inc. .........       231,150
 71,400   Citizens Banking Corp.
            Michigan.....................     2,570,399
 22,695   Civic Bancorp*.................       283,688
  2,600   Columbia Bancorp...............        37,700
 30,300   Commercial Bank of New York....       393,900
 18,500   Community Bank System, Inc. ...       440,531
 14,600   Community Financial Corp. .....       140,525
 15,000   Community Financial Group,
            Inc. ........................       192,188
 46,900   Corus Bankshares, Inc. ........     1,506,663
  2,000   CPB, Inc. .....................        35,250
  2,730   Elmira Savings Bank, FSB.......        62,790

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
  1,000   FFLC Bancorp, Inc. ............  $     17,000
 17,200   FFY Financial Corp. ...........       316,050
    200   Fidelity Bancorp, Inc. ........         4,625
  8,000   First Bancshares, Inc. ........       100,000
 17,400   First Charter Corp. ...........       330,600
 56,400   First Citizens Bancshares,
            Inc.,
            Class A......................     4,568,399
  3,675   First Colonial Group, Inc. ....        84,525
  3,600   First Commerce Bancshares,
            Inc. ........................        88,200
  5,100   First Keystone Financial,
            Inc. ........................        71,719
    900   First Merchants Banking........        22,050
  9,100   First Midwest Financial,
            Inc. ........................       134,794
 12,000   First Oak Brook Bancshares.....       209,250
 12,000   First Republic Bank*...........       289,500
  5,600   First State Bancorporation.....       107,100
 38,100   Flagstar Bancorp, Inc. ........     1,009,650
 22,400   FNB Rochester Corp. ...........       716,800
  1,049   Foothill Independent Bancorp...        15,473
 17,900   Franklin Bank, N.A. ...........       179,000
  4,500   FSF Financial Corp. ...........        61,875
 30,700   Fund American Enterprise
            Holdings.....................     4,085,018
 38,564   GreenPoint Financial Corp. ....     1,340,099
 32,100   Hawthorne Financial Corp.*.....       481,500
 24,300   HF Bancorp, Inc.*..............       426,769
  1,875   Independent Bankshares,
            Inc. ........................        19,688
  5,600   ITLA Capital Corp.*............        81,200
 54,300   JSB Financial, Inc. ...........     2,721,787
  3,900   Kankakee Bancorp, Inc. ........       103,350
  1,200   Lakeview Financial Corp. ......        25,800
  2,600   Letchworth Independent
            Bancshares Corp. ............        33,800
  5,900   LINC Capital, Inc.*............        44,988
  8,333   Mahaska Investment Co. ........       131,245
  8,533   Massbank Corp. ................       323,187
  1,000   MBLA Financial Corp. ..........        18,500
  5,516   Mid-America Bancorp............       135,142
 21,700   Mutual Savings Bank, FSB*......       238,700
 10,143   NBT Bancorp, Inc. .............       211,735
 81,000   New Century Financial
            Corp.*(c)....................       961,875
  1,000   New Hampshire Thrift
            Bancshares, Inc. ............        14,500
  3,100   Newmil Bancorp, Inc. ..........        36,425
  1,200   NMBT Corp. ....................        18,900
 16,537   North County Bancorp*..........       217,048
  4,909   Northrim Bank of Alaska........        57,681
 25,500   Ocwen Financial Corp.*.........       224,719
 10,400   Onyx Acceptance Corp.*.........        63,700
  3,400   Pacific Bank N.A. .............        71,400
 13,000   PennFed Financial Services,
            Inc. ........................       208,000

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
 93,000   PFF Bancorp, Inc.*.............  $  1,627,499
  9,009   Premier National Bancorp,
            Inc. ........................       135,135
  5,300   Professional Bancorp, Inc. ....        94,075
  2,690   PVF Capital Corp.*.............        33,961
 33,200   Quaker City Bancorp, Inc.*.....       498,000
 12,800   Redwood Empire Bancorp.........       316,800
 88,000   Resource Bancshares Mortgage
            Group, Inc. .................     1,133,000
  8,665   Royal Bancshares of
            Pennsylvania, Class A........       142,973
 15,962   Seacoast Financial Services
            Corp.*.......................       157,630
  3,000   Skaneateles Bancorp, Inc. .....        65,250
  2,900   Southwest Bancorp..............        66,881
 18,200   Sterling Bancorp...............       356,038
 26,000   Student Loan Corp. ............       971,750
  7,600   Suffolk Bancorp................       205,200
 38,300   T & W Financial Corp.*.........       320,763
    900   The Trust Company of New
            Jersey.......................        21,825
 81,600   Ugly Duckling Corp.*...........       451,350
 81,200   UMB Financial Corp. ...........     3,146,499
208,600   UST Corp. .....................     4,556,605
  3,000   Vermont Financial Services
            Corp. .......................        84,750
  5,400   Wainwright Bank & Trust Co. ...        41,850
  3,700   Westbank Corp. ................        38,850
  3,700   Western Ohio Financial
            Corp. .......................        82,788
 16,400   WFS Financial, Inc.*(c)........       113,775
                                           ------------
                                             48,493,405
                                           ------------
          BUILDING -- 1.8%
  3,000   American Residential Services,
            Inc.*........................        16,125
 44,900   AMREP Corp.*...................       230,113
 26,700   Beazer Homes USA, Inc.*........       560,700
  2,500   C.H. Heist Corp.*..............        15,938
 44,600   Dominion Homes, Inc.*..........       351,225
  3,000   Hovnanian Enterprises, Inc.,
            Class A*.....................        22,500
  5,300   Instituform East, Inc.*........         6,625
109,600   Jacobs Engineering Group,
            Inc.*........................     4,322,349
 17,000   Liberty Homes, Inc., Class A...       165,750
  1,700   M.D.C. Holdings, Inc. .........        24,438
  6,200   M/I Schottenstein Homes,
            Inc. ........................       110,050
 18,500   Meadow Valley Corp.*(c)........        74,000
 14,198   MYR Group, Inc. ...............       165,939
 31,500   Perini Corp.*..................       137,813
 28,600   Pulte Corp. ...................       595,237
 10,000   Ryland Group, Inc. ............       253,125
 10,300   Saxton, Inc.*..................        57,938

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BUILDING (CONTINUED)
 51,300   Skyline Corp. .................  $  1,423,574
  5,900   Toll Brothers, Inc.*...........       106,938
  7,600   Washington Homes, Inc.*........        38,950
                                           ------------
                                              8,679,327
                                           ------------
          CHEMICALS -- 1.7%
 15,700   American Vanguard Corp. .......        76,538
 59,900   Bairnco Corp. .................       284,525
  8,900   Detrex Corp.*..................        56,181
250,100   Ferro Corp. ...................     6,189,975
 26,400   Fuller (H. B.) Co. ............     1,555,950
                                           ------------
                                              8,163,169
                                           ------------
          CONSTRUCTION MATERIALS -- 0.9%
  1,300   Align-Rite International,
            Inc.*........................        15,031
 23,800   Ameron International, Inc. ....       844,900
  9,200   Centex Construction Products,
            Inc. ........................       320,275
  7,100   Continental Materials Corp.*...       248,500
  5,300   Donnelly Corp. ................        69,563
 80,900   Florida Rock Industries........     2,760,712
    100   United States Lime & Minerals,
            Inc. ........................           763
                                           ------------
                                              4,259,744
                                           ------------
          DEFENSE -- 0.8%
 18,100   Allied Research Corp.*.........       127,831
 62,000   Avondale Industries, Inc.*.....     1,829,000
 62,200   Primex Technologies, Inc. .....     1,290,650
 60,400   Spacehab, Inc.*(c).............       392,600
 49,400   Todd Shipyards Corp.*..........       197,600
                                           ------------
                                              3,837,681
                                           ------------
          DRUGS -- 2.6%
    200   Agouron Pharmaceuticals,
            Inc.*........................        11,313
 36,000   Aquila Biopharmaceuticals,
            Inc.*........................        74,250
  9,300   Bentley Pharmaceuticals,
            Inc.*........................        14,531
 71,600   Biosite Diagnostics, Inc.*.....       716,000
142,000   Cambrex Corp...................     3,141,750
 74,700   Copley Pharmaceutical, Inc.*...       634,950
 61,500   Diagnostic Products Corp.......     1,491,375
    100   Gliatech, Inc.*................         2,313
 27,100   Medicis Pharmaceutical*........       813,000
 20,300   Medimmune, Inc.*...............     1,201,506
 23,600   Millenium Pharmaceuticals,
            Inc.*........................       737,500
 22,902   New Brunswick Scientific,
            Inc.*........................       106,637
 20,500   PDK Labs, Inc.*................        92,250
 20,100   Quidel Corp.*..................        40,200
149,200   Roberts Pharmaceutical
            Corp.*.......................     3,095,900
 29,500   Schein Pharmaceutical, Inc.*...       383,500
                                           ------------
                                             12,556,975
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          DURABLES -- 0.0%
  3,200   Huffy Corp.....................  $     38,400
  7,350   Thor Industries, Inc...........       166,294
                                           ------------
                                                204,694
                                           ------------
          ELECTRIC UTILITIES -- 2.0%
120,600   Avista Corp....................     1,959,750
  2,500   Bangor Hydro-Electric Co.*.....        31,719
 20,600   Black Hills Corp...............       439,038
  3,400   Central Hudson Gas.............       121,763
 58,300   Central Vermont Public Service
            Corp. .......................       586,644
147,800   CMP Group, Inc.................     2,715,824
    300   Green Mountain Power Corp......         2,906
    500   Maine Public Service Co........         6,563
120,200   Public Service Company of New
            Mexico.......................     2,043,399
 54,700   TNP Enterprises, Inc...........     1,572,625
                                           ------------
                                              9,480,231
                                           ------------
          ELECTRONICS -- 11.2%
  5,100   American Technical Ceramics
            Corp.*.......................        29,325
 41,000   AMX Corp.*.....................       379,250
 29,400   Applied Signal Technology,
            Inc.*........................       183,750
 12,000   Bacou USA, Inc.*...............       157,500
 16,900   Bel Fuse, Inc., Class A*.......       692,900
 16,900   Bel Fuse, Inc., Class B........       523,900
 20,625   Bogen Communications
            International, Inc.*(c)......       139,219
  3,400   Cherry Corp., Class B*.........        42,075
  9,200   Circuit Systems, Inc.*.........        21,275
 16,800   Cobra Electronics Corp.*.......        63,000
  1,900   Cognitronics Corp.*............        16,150
  8,700   Conmed Corp.*..................       269,700
 61,800   Cree Research, Inc.*(c)........     2,900,737
 72,700   CTS Corp.......................     3,594,105
 91,300   Datascope Corp.*...............     2,465,099
 16,400   Datron Systems, Inc.,
            California*..................       102,500
  6,400   Detection Systems, Inc.*.......        51,200
  6,500   Diodes, Inc.*..................        31,688
 11,300   DSP Technology, Inc.*..........        83,338
  4,000   Frequency Electronic, Inc......        30,000
 28,400   Haemonetics Corp.*.............       445,525
  9,450   Harmon Industries, Inc.........       189,591
  6,900   Instron Corp...................       109,538
 49,000   International Rectifier
            Corp.*.......................       343,000
 82,800   InterVoice, Inc.*..............       910,800
135,000   Invacare Corp..................     3,282,187
  3,200   K-Tron International, Inc.*....        57,600
 35,100   Keithley Instruments, Inc......       228,150

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
 14,600   Kewaunee Scientific Corp.......  $    141,438
 60,400   Maxxim Medical, Inc.*..........     1,140,049
  6,500   Medstone International,
            Inc.*........................        44,688
  9,300   Merrimac Industries, Inc.*.....        46,500
 22,900   Mine Safety Appliances Co......     1,328,199
  7,500   Minntech Corp..................        94,688
 15,600   Moore Products Co..............       323,700
 51,300   Mosaix, Inc.*..................       429,638
  4,100   Napco Security Systems,
            Inc.*........................        10,763
  3,300   Perclose, Inc.*................       102,300
 19,600   PictureTel Corp.*..............       137,200
 16,100   Plantronics, Inc.*.............     1,007,256
136,200   PMC-Sierra, Inc.*..............     9,695,737
 55,200   Porta Systems Corp.*...........       117,300
 10,000   Programming & Systems, Inc.*
            (a)..........................             0
  3,200   Qualmark Corp.*................        15,200
 18,600   Relm Wireless Corp.*...........        33,713
 31,100   Salient 3 Communications,
            Inc.*........................       198,263
  1,200   SDL, Inc.*.....................       108,900
 26,500   SonoSite, Inc.*................       364,375
 64,100   Spacelabs Medical, Inc.*.......     1,077,680
  5,600   Span-America Medical Systems,
            Inc. ........................        23,800
 24,200   Sparton Corp.*.................       139,150
 56,700   Stoneridge, Inc.*..............       786,713
  1,400   Tech-Sym Corp.*................        29,138
 12,000   Teltrend, Inc.*................       189,000
  1,300   ThermoSpectra Corp.*...........        13,000
 18,100   Transwitch Corp.*..............       819,025
 12,250   Trio Tech International*.......        36,750
  3,800   Triquint Semiconductor,
            Inc.*........................        70,300
 13,000   Vicon Industries, Inc.*........        91,000
 19,600   Video Display Corp.*...........        93,100
163,000   VISX, Inc.*....................    17,532,687
                                           ------------
                                             53,584,352
                                           ------------
          FINANCIAL INVESTMENTS -- 0.5%
  2,600   Amplicon, Inc..................        26,975
 13,100   Cooper Life Sciences*..........       458,499
  6,400   Echelon International Corp.*...       125,600
 12,900   Giant Group, Ltd.*.............        69,338
 24,800   HPSC, Inc.*....................       223,200
  4,700   IHOP Corp.*....................       184,475
 25,300   International Aircraft
            Investors*...................       186,588
 19,300   IPI, Inc.*.....................        65,138
 10,400   Penn Virginia Corp.............       182,650
 36,000   PS Group Holdings, Inc.........       292,499

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          FINANCIAL INVESTMENTS
            (CONTINUED)
 19,300   REFAC Technology Development
            Corp.*.......................  $    108,563
  7,800   Rental Services Corp.*.........       136,500
 50,100   Sunrise International Leasing
            Corp.*.......................       169,088
                                           ------------
                                              2,229,113
                                           ------------
          FOOD -- 0.6%
  3,400   Andersons, Inc.................        41,225
  3,900   Chiquita Brands International,
            Inc..........................        39,731
 38,300   Chock Full o' Nuts Corp.*......       210,650
  3,000   Farmer Brothers Co.............       594,000
 35,200   Fresh Foods, Inc.*.............       193,600
 10,700   Green Mountain Coffee, Inc.*...        68,213
 38,800   Imperial Sugar Co..............       235,225
 15,500   M & F Worldwide Corp.*.........       108,500
  1,800   Omega Protein Corp.*...........        11,475
 24,600   Penford Corp...................       365,925
 26,900   Scheid Vinyards, Inc., Class
            A*...........................       141,225
  4,300   Scope Industries...............       283,800
  1,900   Seaboard Corp..................       566,200
  7,000   United Foods, Inc., Class B*...        19,250
                                           ------------
                                              2,879,019
                                           ------------
          HEALTH -- 1.5%
 49,400   Diagnostic Health Services,
            Inc.*........................        60,206
 34,100   Hanger Orthopedic Group,
            Inc.*........................       460,350
    400   Hooper Holmes, Inc.............         6,250
  2,900   Integra, Inc.*.................         3,988
 44,600   Laser Vision Centers, Inc.*....     1,700,374
 15,706   National Home Health Care
            Corp.*.......................        68,714
 11,700   Option Care, Inc.*.............        21,938
 44,500   PhyMatrix Corp.*...............        76,484
  7,900   PMR Corp.*.....................        36,538
181,950   Quest Diagnostics, Inc.*.......     4,048,387
 19,200   Staff Builders, Inc., Class
            A*...........................         7,296
  3,700   Sun Healthcare Group,
            Inc.*(c).....................         3,700
 28,000   Uniholding Corp.*..............        84,000
339,600   Vencor, Inc.*..................       445,725
                                           ------------
                                              7,023,950
                                           ------------
          HOUSEHOLD -- 2.8%
 77,350   ACX Technologies, Inc.*........     1,015,219
 20,400   American Biltrite, Inc.........       382,500
  6,700   Andersen Group, Inc.*..........        20,938
 52,000   Bassett Furniture Industries,
            Inc..........................     1,150,500
  6,200   Carter-Wallace, Inc............       112,375
 43,400   Catalina Lighting, Inc.*.......       119,350
  3,200   Cybex International, Inc.*.....        11,600
 30,500   Daktronics, Inc.*..............       320,250

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD (CONTINUED)
  2,100   Decora Industries, Inc.*.......  $     13,650
 16,600   Escalade, Inc..................       289,463
 29,300   Genlyte Group, Inc.*...........       468,800
 19,700   Gundle/SLT Environmental,
            Inc.*........................        54,175
 44,700   Home Products International,
            Inc.*........................       407,888
 14,800   Interactive Flight
            Technologies, Inc.*..........        29,600
 68,900   Ivex Packaging Corp.*..........     1,046,419
196,200   Kimball International, Inc.,
            Class B......................     2,918,474
  1,200   La-Z-Boy, Inc. ................        22,800
  6,100   Mikasa, Inc. ..................        44,988
  1,600   Myers Industries, Inc. ........        33,800
 39,000   O'Sullivan Corp. ..............       326,625
 10,300   Patrick Industries, Inc. ......       139,050
  7,200   Pubco Corp.*...................        62,100
 25,900   Reunion Industries, Inc.*......       126,263
 64,000   Russ Berrie & Co., Inc. .......     1,671,999
 48,100   Shelby Williams Industries,
            Inc. ........................       459,956
 15,200   SL Industries, Inc. ...........       178,600
 12,600   Summa Industries, Inc.*........       118,125
  9,100   TAB Products Co................        43,225
  8,550   Thomas Industries, Inc. .......       160,313
 11,800   Trans-Lux Corp. ...............       101,775
  9,800   UFP Technologies, Inc.*........        35,525
  3,948   Virco Manufacturing Corp. .....        57,740
 45,700   Winsloew Furniture, Inc.*......     1,362,430
                                           ------------
                                             13,306,515
                                           ------------
          INSURANCE -- 3.3%
 44,200   Acceptance Insurance Companies,
            Inc.*........................       596,700
126,700   ARM Financial Group, Inc. .....     1,892,581
  2,500   Express Scripts, Inc., Class
            A*...........................       214,844
 26,583   Fidelity National Financial,
            Inc. ........................       398,745
  4,100   Financial Industries Corp.*....        49,200
184,700   First American Financial
            Corp. .......................     2,920,568
 48,600   Healthplan Services Corp. .....       343,238
 18,800   Highlands Insurance Group*.....       198,575
 53,000   InterContinental Life Corp.*...       440,563
  3,000   Interstate National Dealer
            Services*....................        22,875
 21,400   Kansas City Life Insurance
            Co. .........................     1,744,100
 33,000   LandAmerica Financial Group,
            Inc. ........................       957,000
  7,500   Liberty Financial Companies,
            Inc. ........................       176,719
  7,800   Midland Co. ...................       188,175
 13,100   National Western Life
            Insurance, Class A*..........     1,385,325
 18,400   National Wireless Holdings,
            Inc.*........................       358,800
  6,000   Nymagic, Inc. .................        78,000
  3,700   PMA Capital Corp. .............        74,000
 46,100   Seibels Bruce Group, Inc.*.....       144,063

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
 32,700   Standard Management Corp.*.....  $    204,375
 38,800   Stewart Information Services
            Corp. .......................     1,302,225
120,200   TIG Holdings, Inc. ............     1,960,762
    800   Zenith National Insurance
            Corp. .......................        19,450
                                           ------------
                                             15,670,883
                                           ------------
          LIQUOR & TOBACCO -- 0.5%
 44,700   Coors (Adolph) Co., Class B....     2,413,800
 10,500   Todhunter International,
            Inc.*........................        77,438
                                           ------------
                                              2,491,238
                                           ------------
          MACHINERY -- 6.4%
 13,000   Acme Electric Corp.*...........        52,000
 14,200   Amistar Corp.*.................        30,175
 57,300   Ampco-Pittsburgh Corp. ........       565,838
 93,500   Astec Industries, Inc.*........     2,886,812
    600   Bridgeport Machines, Inc.*.....         3,713
 47,298   Brown & Sharpe Manufacturing
            Co.*.........................       233,534
    700   BTU International, Inc.*.......         2,056
 15,800   Butler Manufacturing Co. ......       370,313
  5,500   Chicago Rivet & Machine Co. ...       126,500
 28,200   Dayton Superior Corp.*.........       489,975
 14,500   Edison Control Corp.*..........       126,875
 76,800   ESCO Electronics Corp.*........       691,200
  5,440   Essef Corp.*...................        82,960
 23,000   Fansteel, Inc.*................       117,875
 16,050   Farr Co.*......................       136,425
 25,900   Farrel Corp. ..................        66,369
 75,900   Fedders Corp. .................       384,244
  5,600   Federal Screw Works............       291,200
 12,700   Gehl Co.*......................       187,325
 12,200   Gencor Industries, Inc. .......        77,013
 18,600   Genus, Inc.*...................        30,806
 59,000   Gleason Corp. .................       999,313
  9,600   Gorman-Rupp Co. ...............       150,000
 10,300   Graham Corp.*..................        82,400
 90,100   Greenbrier Companies, Inc. ....       855,950
105,500   Griffon Corp.*.................       725,313
 26,000   Hardinge, Inc. ................       367,250
  8,500   Haskel International, Inc.,
            Class A......................       105,188
  3,100   Krug International Corp.*......         4,650
 26,600   Laser Power Corp.*.............        24,938
281,000   Lincoln Electric Holdings,
            Inc. ........................     5,233,624
 16,700   Lufkin Industries, Inc. .......       276,594
 22,500   Maxco, Inc.*...................       130,781
  8,400   McClain Industries, Inc.*......        42,000
  6,700   Mestek, Inc.*..................       127,300
 10,200   MFRI, Inc.*....................        31,875

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
 22,300   Monarch Machine Tool Co. ......  $    153,313
 41,000   MotivePower Industries,
            Inc.*........................     1,030,124
  5,300   Mueller (Paul) Co. ............       176,888
 86,700   NCI Building Systems, Inc.*....     2,037,449
  5,550   Oilgear Co. ...................        43,013
  4,000   P & F Industries, Inc.*........        38,250
  9,700   Peerless Manufacturing Corp....        90,938
 34,800   Pitt-Des Moines, Inc. .........       791,700
  8,100   Powell Industries, Inc.*.......        71,381
 92,400   Premark International, Inc. ...     3,043,424
  7,400   Quipp, Inc.*...................       156,325
 16,300   Raytech Corp.*.................        45,844
 10,000   Selas Corporation of America...        54,375
  5,800   Shiloh Industries, Inc.*.......        68,875
  8,100   Starrett (L.S.) Co., Class A...       218,700
  3,400   Tecumseh Products Co., Class
            B............................       154,275
 11,800   Teleflex, Inc. ................       401,938
 19,500   Tennant Co. ...................       667,875
  8,800   Transtechnology Corp. .........       145,200
 17,500   Twin Disc, Inc. ...............       336,875
215,100   UNOVA, Inc.*...................     2,836,630
 84,700   Varlen Corp. ..................     1,863,399
                                           ------------
                                             30,537,176
                                           ------------
          MEDIA -- 3.8%
 18,400   4 Kids Entertainment, Inc.*....       526,700
  2,775   ADDvantage Media Group,
            Inc.*........................         2,775
  2,600   American Banknote Corp.*.......         1,056
202,200   Bowne & Co., Inc. .............     2,363,212
 18,050   Courier Corp. .................       374,538
 61,400   Four Media Co.*................       368,400
 62,500   Franklin Covey Co.*............       562,500
  5,800   Grey Advertising...............     2,012,600
 55,100   Media General, Inc., Class A...     2,562,149
 82,500   Merrill Corp. .................     1,103,438
 30,500   Metatec Corp.*.................       129,625
 22,200   Outlook Group Corp.*...........        55,500
  2,400   Spelling Entertainment Group,
            Inc.*........................        21,000
 72,600   Standard Register Co. .........     2,155,313
 49,300   Standex International Corp. ...     1,078,438
 66,800   TMP Worldwide, Inc.*...........     4,329,474
  8,600   Todd-AO Corp. .................        67,725
 21,300   Trimark Holdings, Inc.*........       153,094
  9,100   Wave Technologies
            International, Inc.*.........        43,794
                                           ------------
                                             17,911,331
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          METALS -- 1.8%
  7,000   Atchison Casting Corp.*........  $     56,438
 57,400   Cleveland-Cliffs, Inc. ........     1,955,187
 25,100   Curtiss-Wright Corp. ..........       779,669
  8,800   Dynamic Materials Corp.*.......        34,650
  5,000   Foster (L.B.) Co.*.............        23,125
  6,800   General Housewares Corp. ......        70,550
  3,100   Insteel Industries, Inc. ......        17,438
 24,300   Lindberg Corp. ................       214,144
 14,200   Roanoke Electric Steel
            Corp. .......................       157,975
  7,600   Steel Technologies, Inc. ......        59,850
127,850   Stillwater Mining Co.*.........     3,372,043
  2,100   Tremont Corp. .................        37,013
159,600   Walter Industries, Inc.*.......     1,795,499
 18,900   Webco Industries, Inc.*........        85,050
                                           ------------
                                              8,658,631
                                           ------------
          MISCELLANEOUS FINANCIAL -- 1.0%
 16,900   Atalanta Sosnoff Capital
            Corp. .......................       114,075
 35,000   EVEREN Capital Corp. ..........       684,687
  1,500   Interstate/Johnson Lane,
            Inc. ........................        46,969
 31,500   John Nuveen Co., Class A.......     1,319,062
 16,300   JWGenesis Financial Corp.*.....       167,075
 31,900   Maxcor Financial Group,
            Inc.*........................        39,875
  4,500   National Discount Brokers*.....       126,563
  2,194   Omega Worldwide, Inc.*.........         8,228
  7,300   Phoenix Investment Partners,
            Ltd. ........................        62,963
  1,500   Pilgrim America Capital
            Corp.*.......................        28,500
 50,289   Southwest Securities Group,
            Inc. ........................     1,420,663
 21,010   Stifel Financial Corp. ........       189,090
 13,400   Value Line, Inc. ..............       463,138
                                           ------------
                                              4,670,888
                                           ------------
          OFFICE MACHINERY -- 1.8%
 41,900   Asante Technologies, Inc.*.....        39,281
 30,600   Autologic Information
            International, Inc.*.........       147,263
103,300   Baldwin Technology Company,
            Inc., Class A*...............       296,988
 33,200   Boundless Corp.*...............       145,250
 21,340   CSP, Inc.*.....................       168,053
 31,400   Dataram Corp.*.................       235,500
 30,750   Equinox Systems, Inc.*.........       288,281
 36,900   General Binding Corp. .........       957,094
116,100   Gerber Scientific, Inc. .......     2,343,768
 25,925   Gradco Systems, Inc.*..........        48,609
102,500   Imation Corp.*.................     1,691,249
 12,700   Input Software, Inc.*..........        64,294
 32,800   Interphase Corp.*..............       205,000

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OFFICE MACHINERY (CONTINUED)
 10,200   Key Tronic Corp.*..............  $     33,150
  4,800   Printronix, Inc.*..............        53,400
 32,350   Rainbow Technologies, Inc.*....       323,500
 13,000   SBE, Inc.*.....................        60,531
 24,200   Videonics, Inc.*...............        19,663
 56,600   Xircom, Inc.*..................     1,422,075
                                           ------------
                                              8,542,949
                                           ------------
          OIL -- 0.3%
 59,900   American Resources Offshore,
            Inc.*........................        22,463
 11,200   Equity Oil Co.*................        10,500
  8,617   Greka Energy Corp.*............        58,163
 35,400   Holly Corp. ...................       473,474
 38,800   Inland Resources, Inc.*........        87,300
 27,100   Maynard Oil Co.*...............       233,738
139,600   Panaco, Inc.*..................       130,875
 26,700   PetroCorp, Inc.*...............       133,500
 13,685   Remington Oil & Gas Corp.*.....        39,344
 78,700   Tipperary Corp.*...............        63,944
                                           ------------
                                              1,253,301
                                           ------------
          OIL DISTRIBUTION -- 0.2%
 16,800   Castle Energy Corp. ...........       268,800
  4,400   Huntway Refining Co.*..........         6,600
 63,300   Tesoro Petroleum Corp.*........       696,300
                                           ------------
                                                971,700
                                           ------------
          OIL SERVICES -- 0.5%
 45,900   Oceaneering International,
            Inc.*........................       694,238
 11,100   Petroleum Development Corp.*...        40,238
107,200   Seitel, Inc.*..................     1,494,099
                                           ------------
                                              2,228,575
                                           ------------
          OTHER UTILITIES -- 1.7%
  8,600   American States Water
            Company......................       208,550
  1,800   California Water Service
            Group........................        43,425
 50,000   Clean Harbors, Inc.*...........        84,375
  1,400   Connecticut Water Service,
            Inc. ........................        33,600
  2,700   Dominguez Services Corp. ......        79,650
 82,800   Eastern Enterprises............     3,011,850
 22,600   GZA GeoEnvironmental
            Technologies, Inc.*..........       101,700
 15,600   Harding Lawson Associates
            Group*.......................       109,200
  6,600   Providence Energy Corp. .......       121,275
    800   Roanoke Gas Co. ...............        15,600
 51,700   Weston (Roy F.), Inc.*.........       116,325
  5,500   Scherer Healthcare, Inc.*......        19,250
  3,700   SJW Corp. .....................       239,575

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OTHER UTILITIES (CONTINUED)
124,800   Southwest Gas Corp. ...........  $  3,431,999
  4,331   Southwest Water Co. ...........        60,638
 44,100   TRC Companies, Inc.*...........       206,719
                                           ------------
                                              7,883,731
                                           ------------
          PAPER -- 1.5%
  8,600   American Pad & Paper Co.*......        12,631
 35,200   American Woodmark Corp. .......     1,113,200
 10,400   Badger Paper Mills, Inc.*......        74,425
 15,300   Baltek Corp.*..................       137,700
  6,800   Carmel Container Systems,
            Ltd.*........................        38,250
 57,100   Fibermark, Inc.*...............       674,494
  3,400   Holopak Technologies, Inc.*....         8,500
209,000   Rock-Tenn Co., Class A.........     3,213,375
 12,100   TJ International, Inc. ........       291,913
 89,000   Universal Forest Products,
            Inc. ........................     1,824,500
                                           ------------
                                              7,388,988
                                           ------------
          REAL ESTATE ASSETS -- 4.0%
 14,500   Abrams Industries, Inc. .......        65,250
    500   Aegis Realty, Inc. ............         4,969
    500   Amli Residential Properties....        10,313
  8,735   Apartment Investment &
            Management Co. ..............       316,629
 20,700   Black Hawk Gaming &
            Development*.................       129,375
 87,800   Bluegreen Corp.*...............       428,025
 46,300   Bridgestreet Accommodations,
            Inc.*........................       162,050
101,200   Castle & Cooke, Inc.*..........     1,353,550
 46,900   Commercial Assets, Inc. .......       231,569
  8,099   Cornerstone Realty Income
            Trust........................        86,052
 13,000   DeWolfe Companies, Inc. .......        91,000
 80,200   Excel Legacy Corp.*............       275,688
 78,900   Forest City Enterprises, Inc.,
            Class A......................     1,908,394
  1,400   Franklin Select Realty Trust...        10,500
 19,800   G&L Realty Corp. ..............       242,550
 16,600   ILX Resorts, Inc.*.............        26,975
125,600   LNR Property Corp. ............     2,480,599
 14,400   Mays (J.W.), Inc.*.............       100,800
  2,598   New Mexico & Arizona Land
            Co.*.........................        18,836
173,040   New Plan Excel Realty Trust....     3,320,204
 35,300   Omega Healthcare Investors,
            Inc. ........................       809,694
 49,400   Pacific Gulf Properties,
            Inc. ........................       889,200
 57,500   Pan Pacific Retail Properties,
            Inc. ........................     1,020,625
 63,700   Price Enterprises, Inc. .......       354,331
 10,000   Prime Group Realty Trust.......       132,500
 29,920   ProLogis Trust.................       613,360
 31,300   Regency Realty Corp. ..........       586,875
  3,400   Resurgence Properties, Inc.
            (a)..........................             0
 28,500   Silverleaf Resorts, Inc.*......       228,000

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS (CONTINUED)
  8,400   Summit Properties, Inc. .......  $    140,175
 12,400   United Capital Corp.*..........       198,400
169,900   Westfield America, Inc. .......     2,962,630
  1,957   Wilshire Oil Company of
            Texas*.......................         7,706
                                           ------------
                                             19,206,824
                                           ------------
          RETAIL/WHOLESALE -- 9.9%
  2,250   Aceto Corp. ...................        26,578
 49,050   Advanced Marketing Services....       637,650
    100   Allou Health & Beauty, Class
            A*...........................         1,069
 56,400   American Eagle Outfitters,
            Inc.*(c).....................     4,043,174
 92,000   Ames Department Stores,
            Inc.*........................     3,415,499
 38,100   Andrx Corp.*...................     3,471,862
 21,600   Arden Group, Inc., Class A*....       891,000
 18,900   Audiovox Corp., Class A*.......       125,213
  8,700   Big Dog Holdings, Inc. ........        50,025
456,200   BJ's Wholesale Club, Inc.*.....    12,060,787
 23,900   Braun's Fashions Corp.*........       191,200
  1,050   Buckle, Inc.*..................        23,625
  1,100   Cache, Inc.*...................         6,944
 63,200   Cameron Ashley Building
            Products*....................       576,700
 20,800   Capital Associates, Inc.*......        79,300
 34,500   Catherines Stores Corp.*.......       241,500
 50,700   CHS Electronics, Inc.*(c)......       161,606
 17,500   Cole National Corp., Class
            A*...........................       319,375
    500   DEB Shops, Inc. ...............         5,625
 64,100   Drug Emporium, Inc.*...........       308,481
  1,200   Duane Reade, Inc.*.............        33,450
 18,300   Enesco Group, Inc. ............       330,544
  2,000   Envirosource, Inc.*............         5,000
 51,700   EZCORP, Inc., Class A..........       355,438
  9,130   Factory 2-U Stores, Inc.*......       106,136
 37,800   Factory Card Outlet Corp.*.....        40,163
  7,600   Foodarama Supermarkets,
            Inc.*........................       216,600
 41,400   Friedman's, Inc., Class A......       372,600
  3,700   Haverty Furniture..............        93,888
  9,900   Hirsh International Corp.,
            Class A*.....................        22,275
118,500   Hughes Supply, Inc. ...........     2,695,874
 21,400   IIC Industries, Inc.*..........       214,000
 44,600   Industrial Distribution Group,
            Inc.*........................       234,150
 35,600   Katy Industries, Inc. .........       462,800
 48,700   Loehmann's, Inc.*..............        57,831
 13,800   Marsh Supermarkets, Inc., Class
            A............................       156,975
 24,000   Maxim Group, Inc.*.............       204,000
  2,500   McRae Industries, Class A......        13,750
138,900   Metal Management, Inc.*........       221,372
114,100   MicroAge, Inc.*................       613,288
 11,800   Moore Medical Corp.*...........       123,900
  5,700   Noland Co. ....................       119,700

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
  5,200   Pamida Holdings Corp.*.........  $     16,250
 17,100   Perfumania, Inc.*(c)...........        56,644
 66,080   Phar-Mor, Inc.*................       388,220
  7,200   PolyMedica Corp.*..............        54,000
  1,000   Programmer's Paradise, Inc.*...        12,125
 25,000   Questron Technology,
            Inc.*(c).....................        98,438
    600   Rag Shops, Inc.*...............         1,350
 45,400   Recycling Industries,
            Inc.*(c).....................         8,172
 11,748   Reeds Jewelers, Inc.*..........        30,839
  8,800   Riverside Group, Inc.*.........        18,700
 78,400   Ruddick Corp. .................     1,528,800
 63,000   Savoir Technology Group,
            Inc.*........................       543,375
  5,850   Schultz Sav-O Stores, Inc. ....        95,794
 14,100   Seaway Food Town, Inc. ........       204,450
 38,000   SED International Holdings,
            Inc.*........................       109,250
 13,800   Shoe Carnival, Inc.*...........       172,500
 26,600   Software Spectrum, Inc.*(c)....       362,425
102,900   Sonic Automotive, Inc.*........     1,594,950
  7,300   Sound Advice, Inc.*............        18,706
 17,000   Speizman Industries, Inc.*.....        63,750
 27,200   Sport Chalet, Inc.*............       153,000
 29,000   Syms Corp.*....................       215,688
 19,600   Syncor International Corp.*....       546,350
 15,900   TCC Industries, Inc.*..........         1,034
 64,400   Today's Man, Inc.*.............        84,525
 52,400   United Retail Group, Inc.*.....       602,600
 11,000   Value City Department Stores,
            Inc.*........................       107,250
 20,200   Village Supermarket, Inc.,
            Class A*.....................       285,325
  6,000   Western Beef, Inc.*............        39,375
195,700   Zale Corp.*....................     6,690,493
                                           ------------
                                             47,435,325
                                           ------------
          SERVICES -- 16.1%
 45,000   Abacus Direct Corp.*...........     3,689,999
301,400   AC Nielsen Corp.*..............     8,175,474
 49,800   Activision, Inc.*..............       616,275
 14,000   Adept Technology, Inc.*........        92,313
 10,100   Analysis & Technology, Inc.*...       245,556
 52,500   Angelica Corp. ................       735,000
 38,000   Applied Analytical Industries,
            Inc.*........................       418,000
 74,100   Ardent Software, Inc.*.........     1,190,231
 23,800   ASA International, Ltd.*.......        59,500
126,100   AXENT Technologies, Inc.*......     3,034,281
 33,000   Baker (Michael) Corp.*.........       239,250
 15,700   Berlitz International, Inc.*...       350,306
 95,000   BroadVision, Inc.*.............     5,676,249
 38,400   Castle Dental Centers, Inc.*...       256,800
 63,000   CDI Corp.*.....................     1,515,938
 33,100   CFI Proservices, Inc.*.........       401,338

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 28,300   Chemed Corp. ..................  $    728,725
 56,300   Chrysalis International
            Corp.*.......................        33,428
  4,400   CNET, Inc.*....................       405,350
 25,400   Corrpro Companies, Inc.*.......       288,925
 34,200   CPI Corp. .....................       765,225
    200   Craig Corp.*...................         1,513
 17,900   Dames & Moore Group............       200,256
 33,800   Data Broadcasting Corp.*.......       468,975
 10,100   Dataware Technologies, Inc.*...        25,250
 28,700   Duff & Phelps Credit Rating
            Co. .........................     1,503,163
 49,000   Emcon, Inc.*...................       159,250
 22,200   Esquire Communications,
            Ltd.*........................       131,813
 28,900   Expert Software, Inc.*.........        59,606
 35,600   Exponent, Inc.*................       200,250
  7,350   FDP Corp. .....................       117,600
 12,500   Fourth Shift Corp.*............        67,188
  5,000   FRM Nexus, Inc.*...............         6,875
  3,500   General Automation, Inc.*......         1,859
 35,015   Group 1 Software, Inc.*........       297,628
 31,200   GT Interactive Software
            Corp.*.......................       146,250
    450   Healthcare Services Group,
            Inc.*........................         4,275
  7,400   ICT Group, Inc.*...............        21,275
 45,400   Innovative Valve Tech, Inc.*...        19,863
 21,200   INTERLINQ Software Corp.*......       162,975
122,900   Kelly Services, Inc., Class
            A............................     3,410,475
 21,500   Made2Manage Systems, Inc.*.....       188,125
  5,600   Mapinfo Corp.*.................        78,750
 19,600   Marlton Technologies, Inc.*....        96,775
 37,100   Mechanical Dynamics, Inc.*.....       231,875
332,400   Mentor Graphics Corp.*.........     4,487,399
 69,960   Merant plc -- ADR..............       682,110
175,000   Mercury Interactive Corp.*.....     6,234,374
 48,100   Mindspring Enterprises,
            Inc.*........................     4,139,605
188,900   Morrison Knudsen Corp.*........     1,877,194
121,100   National Computer Systems,
            Inc. ........................     2,966,950
  9,800   National Information Group.....        94,325
 39,500   National Technical Systems,
            Inc. ........................       232,063
 22,400   Norstan, Inc.*.................       207,200
106,300   Olsten Corp. ..................       657,731
 28,600   Opinion Research Corp.*........       103,675
  2,200   ORCAD, Inc.*...................        18,425
 12,000   OutSource International,
            Inc.*........................        39,000
 77,900   Personnel Group of America,
            Inc.*........................       559,906
 27,400   Policy Management Systems
            Corp.*.......................       839,125
 40,200   Premier Research Worldwide,
            Ltd.*........................       366,825
 59,800   Progress Software Corp.*.......     2,040,675
 39,400   Project Software & Development,
            Inc.*........................       965,300

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
123,224   ProMedCo Management Co.*.......  $    569,911
  8,400   Prophet 21, Inc.*..............        90,300
 35,400   Quality Systems, Inc.*.........       132,750
 13,300   RealNetworks, Inc.*............     1,625,094
 19,500   Simione Central Holdings,
            Inc.*........................        34,125
 22,433   Stone & Webster, Inc. .........       513,155
 20,000   Sykes Enterprises, Inc.*.......       646,250
210,800   Symantec Corp.*................     3,570,425
 39,900   Symix Systems, Inc.*...........       608,475
  8,400   TechForce Corp.*...............        47,250
 14,500   Template Software, Inc.*.......        63,438
  6,900   THQ, Inc.*.....................       140,588
 44,100   TRM Corp.*.....................       311,456
 41,000   UniFirst Corp. ................       866,125
 17,500   URS Corp.*.....................       316,094
 68,700   USWeb Corp.*...................     2,833,875
 66,400   Vision Twenty-One, Inc.*.......       249,000
 22,200   Visual Networks, Inc.*.........       829,725
 65,500   Walker Interactive Systems*....       278,375
 35,500   Wall Data, Inc.*...............       510,313
  3,400   Westaff, Inc.*.................        17,638
                                           ------------
                                             77,286,271
                                           ------------
          SOAPS & COSMETICS -- 0.6%
 65,575   Block Drug Company, Inc., Class
            A............................     2,688,575
 39,200   Cascade International,
            Inc.*(a)(c)..................             0
  6,550   Del Laboratories, Inc. ........       116,263
 11,500   Jean Philippe Fragrances,
            Inc.*........................        71,875
  2,100   Scott's Liquid Gold, Inc.*.....         2,756
                                           ------------
                                              2,879,469
                                           ------------
          TELEPHONE -- 0.7%
 30,200   Atlantic Tele-Network, Inc.*...       271,800
 25,800   Conestoga Enterprises, Inc. ...       767,550
  9,200   D&E Communication, Inc. .......       169,050
 12,900   Hector Communications
            Corp.*(c)....................       104,813
  3,700   Hickory Tech Corp. ............        41,625
  2,200   Incomnet, Inc.*................         2,475
  2,200   Lynch Corp.*...................       158,400
161,000   Price Communications Corp.*....     1,791,124
 10,300   Teletouch Communications,
            Inc.*........................        19,313
                                           ------------
                                              3,326,150
                                           ------------
          TEXTILES -- 2.3%
 13,200   Alba-Waldensian, Inc. .........       201,300
116,800   Brown Group, Inc. .............     1,540,300
 16,000   Concord Fabrics, Inc., Class
            A*...........................        66,000
 12,875   Decorator Industries, Inc. ....        77,250
 33,800   Dixie Group, Inc. .............       240,825

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TEXTILES (CONTINUED)
  3,500   Dyersburg Corp. ...............  $      5,469
  2,600   Garan, Inc. ...................        64,025
 10,000   Guilford Mills, Inc. ..........        87,500
 48,200   Haggar Corp. ..................       488,025
  5,000   Hallwood Group, Inc.*..........        91,250
  1,800   Hampshire Group, Ltd.*.........        14,400
 11,430   Hampton Industries*............        51,435
    600   Jaclyn, Inc.*..................         1,425
 42,700   Jos A Bank Clothiers, Inc.*....       261,538
 71,900   Kellwood Co. ..................     1,586,294
 11,800   Oxford Industries, Inc. .......       287,625
100,700   Russell Corp. .................     2,026,588
  2,000   Saucony, Inc., Class A*........        17,000
 30,700   Supreme International Corp.*...       299,325
 80,800   Tarrant Apparel Group*.........     3,393,599
                                           ------------
                                             10,801,173
                                           ------------
          TRANSPORTATION -- 1.6%
  9,300   B+H Ocean Carriers, Ltd.*......        18,019
 20,800   Boyd Brothers Transportation,
            Inc.*........................       169,000
142,500   Consolidated Freightways*......     1,674,375
102,800   Fritz Companies, Inc.*.........       706,750
 58,200   Landstar System, Inc.*.........     1,927,874
  6,050   Marten Transport, Ltd.*........        83,188
  3,900   Motor Cargo Industries,
            Inc.*........................        23,400
  5,400   Old Dominion Freight Line,
            Inc.*........................        61,425
  1,400   Providence & Worcester Railroad
            Co. .........................        15,575
  2,100   Railtex, Inc.*.................        23,888
 12,300   USFreightways Corp. ...........       404,363
133,900   Yellow Corp.*..................     2,326,512
                                           ------------
                                              7,434,369
                                           ------------
          TRAVEL/ENTERTAINMENT -- 2.2%
 19,900   Ark Restaurants Corp.*.........       201,488
 21,000   Back Bay Restaurant Group*.....       212,625
 29,300   Bob Evans Farms, Inc. .........       586,000
 21,300   Casa Ole' Restaurants, Inc.*...        82,538
  2,100   DenAmerica Corp.*..............         2,100
143,300   Dollar Thrifty Automotive
            Group, Inc.*.................     2,471,924
 17,100   Friendly Ice Cream Corp.*......       104,738
  3,400   Frisch's Restaurants, Inc. ....        32,725
 20,600   Garden Fresh Restaurant
            Corp.*.......................       293,550
 74,400   Hospitality Worldwide Services,
            Inc.*........................       186,000
  4,600   Inland Entertainment Corp.*....        11,500
 85,800   Luby's, Inc. ..................     1,447,874
  1,300   Max & Erma's Restaurant,
            Inc.*........................         8,938
 29,100   Nathan's Famous, Inc.*.........       101,850

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT
            (CONTINUED)
  6,400   NPC International, Inc.*.......  $    100,000
 36,800   Piccadilly Cafeterias, Inc. ...       391,000
  5,000   PLM International, Inc.*.......        26,563
 13,400   Quintel Communications,
            Inc.*........................        11,725
 21,600   Reading Entertainment, Inc.*...       170,100
 15,300   Roadhouse Grill, Inc.*.........        91,800
 41,200   Rock Bottom Restaurants,
            Inc.*........................       352,775
266,100   Ryan's Family Steak Houses,
            Inc.*........................     3,209,830
  1,200   Scandinavia Company, Inc.*.....         5,700
 10,800   Sonesta International Hotels
            Corp., Class A...............       108,000
  1,000   Supertel Hospitality, Inc.*....         9,750
    100   Uno Restaurant Corp.*..........           700
 11,700   VICORP Restaurants, Inc.*......       187,200
170,000   Video Update, Inc., Class A*...       143,438
                                           ------------
                                             10,552,431
                                           ------------
          TOTAL COMMON STOCKS (COST
            $468,627,327) -- 98.7%.......   470,932,414
                                           ------------

WARRANTS -- 0.0%
DEFENSE -- 0.0%
  8,100   Herley Industries, Inc. @
            15.6*........................        23,288
                                           ------------
TOTAL WARRANTS...........................        23,288
                                           ------------
REPURCHASE AGREEMENTS -- 1.4%
State Street Bank, dated 3/31/99, due
4/01/99 at 4.25% with a maturity value of
$6,685,789 (Collateralized by $5,090,000
U.S. Treasury Bill, 8.875%, 08/15/17,
market value -- $6,820,600)..............     6,685,000
                                           ------------
TOTAL REPURCHASE AGREEMENTS (COST
$6,685,000) -- 1.4%......................     6,685,000
                                           ------------

                                           MARKET VALUE
                                           ------------
SECURITIES HELD AS COLLATERAL ON
  SECURITIES LOANED -- 0.6%
Federated Treasury Obligations Fund,
  4.7%...................................  $    702,058
Scudder MMSF, 4.8%.......................       220,772
Provident Temp Funding, 4.8%.............       686,877
Janus MMF, 4.9%..........................         1,419
AIM Prime Portfolio, 4.9%................        16,152
AIM Treasury Portfolio, 4.8%.............       287,712
AIM Liquid Assets Portfolio, 4.9%........       837,104
                                           ------------
                                              2,752,094
                                           ------------
TOTAL SECURITIES HELD AS COLLATERAL ON
  SECURITIES LOANED (COST
$2,752,094) -- 0.6%......................     2,752,094
                                           ------------
TOTAL INVESTMENTS (COST $478,064,421)(B)
-- 100.7%................................   480,392,796
COLLATERAL AS SECURITIES
LOANED -- (0.6%).........................    (2,752,094)
                                           ------------
LIABILITIES IN EXCESS OF OTHER
ASSETS -- (0.1)%.........................      (471,295)
                                           ------------
TOTAL NET ASSETS -- 100.0%...............  $477,169,407
                                           ============

---------------
* Non-income producing security.

ADR -- American Depository Receipt.

(a) Bankrupt security; valued by Management (Note 2).

(b) At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $477,030,645. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized
  appreciation...........  $ 61,492,470
Unrealized
  depreciation...........   (60,882,413)
                           ------------
Net unrealized
  appreciation...........  $    610,057
                           ============

(c) Securities on loan.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The Japanese equity market has surged more than 27%(1) since the bottom of the market in October 1998. Lacking convincing fundamental signals, the investors most puzzled by the recent exuberance in the market are probably the Japanese themselves. While individual investors were active in the Japanese OTC market, the powerful driving force behind the recent bull market was actually orchestrated by foreign investors.

     The main factor that sparked the fierce buying by foreigners was the hope that the Japanese economy had finally found its way out of a long and dark tunnel. There is no doubt that foreigners are more optimistic about the mid-term prospects of the Japanese economy than the Japanese themselves, at least at this moment. The question is whether the current foreign-driven sentiment can inspire confidence across the broad market or alternatively, whether the market might see another short-term illusion as it did in the beginning of 1998.

     The risk profiles of the current market and the early 1998 market are quite different. In early 1998, the drivers for returns were those stocks with negative relative strength and low valuation. In the current market, the drivers for returns are those stocks with high price-to-earnings, high relative strength and high valuation. These stocks are not necessarily momentum stocks as they were in 1997 to 1998.

     Recent changes in government policies and the reversal of the equity market raised significant questions about the optimal allocation of Japanese wealth. The under-weight in the equity market by Japanese individuals is actually much more extreme than that of foreigners. In a financial market where the deposit rate is virtually zero, and the yield of the intermediate bond is well below 2%, there should be ample incentive for Japanese individuals to pursue higher risk assets in the equity market. The current boom of the Japanese OTC market is, in our view, a prelude to that kind of sentiment among individual investors.

     In many aspects, today's Japanese equity market resembles the U.S. market in the 1980s. During that period, the U.S. economic recovery was spurred by dramatic reforms in corporate taxes, the pension system and industry deregulation, furthered by corporate efforts on restructuring. The Japanese equity market is said to lag the U.S. market by 10 years. Will Japan's recovery follow the same route as the U.S. market recovery in the 1980s? That depends on whether the plans on the table can be implemented in an efficient way as in the U.S. experience.

PORTFOLIO REPORT

     For the year ending March 31, 1999, the Fund slightly outperformed its benchmark, the Tokyo Stock Price Index of the Tokyo Stock Exchange (TOPIX)(2). The strength of the yen during the second half of the year contributed more than 12% in the Japan equity dollar returns.

     The Fund's performance was attributable to holding under-valued stocks as identified by the Manager's stock selection models and stocks with themes related to corporate restructuring and re-engineering. Over the year, the Manager's value-based strategy worked well in the large and medium capitalization sectors but under-performed the benchmark in the small capitalization sector where stocks with low trading activity were still under selling pressure -- a very similar situation to what we observed in the U.S. market.

     International investing involves increased risk and volatility. Total return includes change in share price and reinvestment of distributions. The Japan Series may be subject to the additional risk of non-diversified regional fund investing.

     Past performance is no guarantee of future results.
---------------
(1) Based on the NIKKEI 225 dollar return for the period 10/15/98 to 4/23/99.

(2) The TOPIX is an unmanaged index of approximately 1,300 Japanese companies.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                          MARKET VALUE
------                                          ------------
         COMMON STOCKS -- 98.3%
         AUTOS -- 4.6%
2,000    Fuji Heavy Industries, Ltd...........   $   12,379
3,000    Nissan Shatai Co., Ltd...............        6,358
2,000    Suzuki Motor Corp....................       26,530
1,000    Yachiyo Industry Co., Ltd............        4,864
                                                 ----------
                                                     50,131
                                                 ----------
         BANKING -- 16.9%
  300    Nissin Co., Ltd......................        8,106
  400    Shinki Co., Ltd......................        6,721
5,000    The Asahi Bank, Ltd..................       26,387
4,000    The Bank of Tokyo -- Mitsubishi,
           Ltd................................       55,120
6,000    The Dai-Ichi Kangyo Bank, Ltd........       40,024
2,000    The Higo Bank, Ltd...................        8,427
  100    The Kita-Nippon Bank, Ltd............        5,007
2,000    The Sanwa Bank, Ltd..................       21,701
2,000    The Tochigi Bank, Ltd................        9,964
1,000    The Toyo Trust & Banking Co., Ltd....        3,116
                                                 ----------
                                                    184,573
                                                 ----------
         BUILDING -- 2.6%
3,000    Sekisui Chemical Co., Ltd............       21,354
3,000    SXL Corp.............................        6,941
                                                 ----------
                                                     28,295
                                                 ----------
         CHEMICALS -- 1.8%
6,000    Mitsubishi Chemical Corp.............       17,023
2,000    Toyo Tire & Rubber Co., Ltd..........        3,242
                                                 ----------
                                                     20,265
                                                 ----------
         COMPUTER -- 5.8%
4,000    Fujitsu, Ltd.........................       64,240
                                                 ----------
         CONSTRUCTION MATERIALS -- 0.5%
3,000    Central Glass Co., Ltd...............        5,826
                                                 ----------
         DRUGS -- 7.9%
2,000    Dainippon Pharmaceutical Co., Ltd....        9,981
2,000    Fujisawa Pharmaceutical Co., Ltd.....       31,495
2,000    Nikken Chemicals Co., Ltd............        7,414
2,000    Shionogi & Co., Ltd..................       17,563
2,000    Tanabe Seiyaku Co., Ltd..............       13,003
2,000    Tsumura & Co.........................        7,127
                                                 ----------
                                                     86,583
                                                 ----------
         DURABLES -- 6.1%
2,000    Matsushita Electric Industrial Co.,
           Ltd................................       39,010
  300    Sony Corp............................       27,738
                                                 ----------
                                                     66,748
                                                 ----------

SHARES                                          MARKET VALUE
------                                          ------------
         COMMON STOCKS (CONTINUED)
         ELECTRIC UTILITIES -- 5.7%
  700    Kyushu Electric Power Co., Inc.......   $   10,935
  300    The Chugoku Electric Power Co.,
           Inc................................        4,762
2,200    The Tokyo Electric Power Co., Inc....       47,370
                                                 ----------
                                                     63,067
                                                 ----------
         ELECTRONICS -- 8.2%
3,000    Mitsubishi Electric Corp.............       10,031
1,000    Mitsumi Electric Co., Ltd............       20,012
2,000    New Japan Radio Co., Ltd.............        7,937
2,000    Omron Corp...........................       24,995
  600    Shinkawa, Ltd........................        6,839
2,000    Tamura Corp..........................        9,812
2,000    Toko, Inc............................        8,832
1,000    Yaskawa Electric Corp................        1,984
                                                 ----------
                                                     90,442
                                                 ----------
         FINANCIAL INVESTMENTS -- 0.6%
  500    Sanyo Electric Credit Co., Ltd.......        6,966
                                                 ----------
         FOOD -- 0.3%
3,000    Maruha Corp..........................        3,166
                                                 ----------
         INSURANCE -- 1.9%
2,000    Mitsui Marine & Fire Insurance Co.,
           Ltd................................       10,133
3,000    The Dai-Tokyo Fire & Marine Insurance
           Co., Ltd...........................       10,715
                                                 ----------
                                                     20,848
                                                 ----------
         LIQUOR & TOBACCO -- 3.0%
1,000    Asahi Breweries, Ltd.................       13,088
    2    Japan Tobacco, Inc...................       19,421
                                                 ----------
                                                     32,509
                                                 ----------
         MACHINERY -- 6.9%
2,000    Amada Sonoike Co., Ltd...............        5,320
3,000    Fuji Electric Co., Ltd...............        8,663
2,000    Hitachi Koki Co., Ltd................        5,894
5,000    Hitachi, Ltd.........................       37,026
2,000    Nitto Electric Works, Ltd............       13,679
2,000    Sintokogio, Ltd......................        5,725
                                                 ----------
                                                     76,307
                                                 ----------
         MISCELLANEOUS FINANCIAL -- 1.9%
4,000    Daiwa Securities Co., Ltd............       21,447
                                                 ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                          MARKET VALUE
------                                          ------------
         COMMON STOCKS (CONTINUED)
         OFFICE MACHINERY -- 4.8%
2,000    Brother Industries, Ltd..............   $    6,147
1,000    Fuji Photo Film Co., Ltd.............       37,828
2,000    Konica Corp..........................        8,410
                                                 ----------
                                                     52,385
                                                 ----------
         OIL DISTRIBUTION -- 0.9%
2,000    Kamei Corp...........................        9,964
                                                 ----------
         REAL ESTATE ASSETS -- 1.0%
3,000    Sumitomo Realty & Development Co.,
           Ltd................................       11,374
                                                 ----------
         RETAIL/WHOLESALE -- 7.8%
4,000    Itochu Corp..........................        8,309
2,000    Kasumi Co., Ltd......................        7,599
4,000    Marubeni Corp........................        7,599
3,000    Mitsubishi Corp......................       19,632
3,000    Mitsui & Co., Ltd....................       20,291
2,000    Mycal Corp...........................       12,345
3,000    Nissho Iwai Corp.....................        2,634
2,000    Tokyu Store Chain Co., Ltd...........        7,887
                                                 ----------
                                                     86,296
                                                 ----------
         SOAPS & COSMETICS -- 0.7%
2,000    Lion Corp............................        7,549
                                                 ----------
         TELEPHONE -- 2.6%
    2    Japan Telecom Co., Ltd...............       28,709
                                                 ----------

SHARES                                          MARKET VALUE
------                                          ------------
         COMMON STOCKS (CONTINUED)
         TRANSPORTATION -- 5.6%
    5    Central Japan Railway Co., Ltd.......   $   25,964
2,000    Iino Kaiun Kaisha, Ltd...............        3,817
4,000    Tokyu Corp...........................       10,437
    5    West Japan Railway Co................       21,320
                                                 ----------
                                                     61,538
                                                 ----------
         TRAVEL/ENTERTAINMENT -- 0.2%
  200    Capcom Co., Ltd......................        2,533
                                                 ----------
         TOTAL INVESTMENTS (COST
           $916,528)(A) -- 98.3%..............    1,081,761
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 1.7%................       19,260
                                                 ----------
         TOTAL NET ASSETS -- 100.0%...........   $1,101,021
                                                 ==========

---------------

(a) At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $946,112. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....    $185,567
Unrealized depreciation....     (49,918)
                               --------
Net unrealized
  appreciation.............    $135,649
                               ========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The international markets went through a tumultuous year. We had witnessed extreme market volatility globally. The Economic Monetary Union (EMU) in Europe, the continued weakness in the Asian markets and the long-awaited small stock recovery were the predominant themes in international markets over the past year.

     After enjoying a spectacular 17% return in the first quarter of 1998, international small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS)(1), were subsequently dragged down by worries over the world economy. Concerns over the financial crises in Asia, Latin America and Russia created a mini market crash in August 1998. As a result, international small stocks lost over 20% during the second and third quarters alone. In the fourth quarter, as investor regained confidence, we experienced a strong rebound of over 10% in small stocks around the world.

     During the first quarter of 1999, the world markets posted modest positive gains. The threat of a global financial crisis and a world recession finally abated due to the collaborative efforts from financial experts worldwide. Investors' confidence continued to improve. The low interest rate, low inflation environment provided a further stabilizing force for the financial markets. However, this optimism was overshadowed by the war in Kosovo. For the year ended March 31,1999, international small stocks lost 11.3%. During the same period, international large stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East Standard Index (MSCI Standard
EAFE), gained 6.4%. This large performance disparity between large and small stocks was in part a reflection of investors' anxiety over world politics and the global economy. This sentiment of uncertainty led to a flight to quality, where investors focused mostly on blue-chip companies.

     The European nations had achieved remarkable economic progress over the last two years in an effort to qualify for EMU. Investors applauded the economic reforms and responded positively to the overall expansion of the European economy supported by a declining interest rate environment. After enjoying spectacular growth in 1997 and 1998, the European markets retreated and underperformed other developed countries in the first three months of 1999. The euro was successfully launched on January 1. However, concerns over slowing corporate earnings growth and the uncertainty over developments in Kosovo prevented the markets from reaching higher levels. Since its official inception, the euro depreciated over 8% against the U.S. dollar. On the positive side, investors welcomed the possibility of the U.K. joining the Euroland. Domestic demand remains strong within Europe. There is also room for further interest rate cuts within the U.K. and Euroland, which should further stimulate the European economy, increase consumers' confidence and domestic consumption. Small stocks are in a good position to reap these benefits. For the year ending March 31, 1999, small stocks lost over 15%(2), while large stocks were up over 4%(2). The underperformance of small stocks occurred primarily in the third and fourth quarters of 1998. This flight toward large-capitalization stocks reflected investors' uncertainty about the EMU convergence. The successful inauguration of Euroland in January alleviated the anxiety and since then, investors have gradually refocused on small companies. During the first quarter of 1999, small stocks and large stocks both lost over 2%(2). Growth stocks were particularly strong during the second and third quarters of 1998 while value stocks regained their dominance during the fourth quarter of 1998 and the first quarter of 1999.

     The Japanese stock market experienced a dramatic turnaround between September 1998 and March 1999. Small stocks, in particular, outperformed the broad market over this period. For the year ending March 31, 1999, Japanese small stocks delivered an impressive gain of over 14%(2), and large stocks posted a 16%(2) return. Fundamentally, Japan is still in malaise. However, there have been concrete indications that the government is making a conscious effort to revitalize the economy. Starting April 1999, corporate accounting practices in Japan will be converging more toward international standards. In addition, the securities transaction tax will be abolished. These are measures that encourage overseas investment in Japan and promote accounting transparency. We have also witnessed an increasing number of cases where companies have restructured their businesses as well as their employed work force. Overseas investors responded favorably to these measures, resulting in the recent stock market rally. Domestically, consumption remains weak, despite the distribution of free shopping vouchers by the government. On the corporate side, return on equity for most companies have been steadily rising. During the past year, growth stocks trailed value stocks. The Japanese yen had also undergone extreme volatility. In August 1998, the Japanese yen fell to a low of 147 yen per U.S. dollar. The yen eventually stabilized only after intervention from both the Japanese and U.S. governments. Since then, the yen had continued to gain strength, attaining a level of 118 yen per U.S. dollar at the end of March. This is an indication of improving investors' confidence in the Japanese economy.

     In the rest of Asia, the past year had been one of the most difficult periods in history. The Asian financial crises triggered by the devaluation of the Thai Baht in July 1997 pervasively affected every single country in Asia. Real estate prices plummeted, domestic consumption fell and unemployment rose. Several countries also experienced repeated threats of currency devaluation and stock market plunges. In an effort to defend the Hong Kong dollar, the Hong Kong government deviated from its historical "free market" policy and intervened in the stock market to prop up stock prices. In September 1998, the Malaysian government surprised investors by announcing a series of controls that severely restricted trading by foreigners. On the more positive side, lately, there have been signs that the recession is finally bottoming out. Real estate prices in the region have stabilized. Strong demand in the U.S. and Europe is also helping to boost Asian exports and hence industrial activities. Forecasts for economic activity in Asia ex Japan are now on a rising trend. However, several countries are still contending with rising unemployment, and domestic consumption still languishes. The recoveries are still fragile. For the year ending March 31, 1999, small stocks in the Asia ex Japan region declined 20%(2), while large stocks suffered a loss of 6%(2). There is now increased optimism towards the Asian markets. As a result of government supports and fund flows from overseas investors, we have seen impressive gains in the Asia ex Japan markets since last September.

     The historically stable Canadian market also joined in the volatility bandwagon over the past 12 months. Concerns over the slowing Canadian economy as a result of the Asian, Latin American and Russian economic crises caused the Canadian dollar to reach a 10-year low against the U.S. dollar in the third quarter of 1998. Then in the fourth quarter, renewed concerns over the possibility of Quebec separating from the rest of Canada further weakened the currency. In March this year, signs of a slowing economy prompted the government to lower the discount rate. Investors applauded the move. As world commodity prices stabilized, the Canadian dollar regained its strength against the U.S. dollar. The stock market had also picked up healthy gains during the first quarter of 1999. Over the past 12 months, value stocks continued to outperform growth stocks. Small stocks lost over 22%(2) for the year ending March 31, 1999. Large stocks declined over 12%(2).

     The foreign exchange market also experienced extreme volatility over the past year. The Malaysian government has reverted to a fixed exchange rate regime since September 1998. For the year ending March 31, 1999, the Japanese yen appreciated over 12% against the U.S. dollar. The Canadian dollar suffered a depreciation of 6%. Since its inception on January 1, the euro had depreciated over 8% against the U.S. dollar.

PORTFOLIO REPORT

     The International Small Capitalization Series follows a systematic and disciplined approach to international investing. Our portfolio closely tracks the country and industry exposures of the benchmark with a diversification of over 400 holdings in more than 21 countries. As of March 31, 1999, the top 10 holdings accounted for about 15% of the total portfolio. Approximately 70% of the holdings were invested in Europe. Construction and Home Building, together with

Metal and Machinery Products represented 18% of the portfolio. The price-to-positive-earnings ratio of the portfolio was 12.3, and the median market capitalization of the holdings was approximately $230 million.

     For the year ending March 31, 1999, the Fund outperformed its benchmark, the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S(1). Since inception, the Fund's performance has also exceeded that of its benchmark. We strive to add value through bottom-up stock selection and avoid heavy bets on countries and industries.

OUTLOOK

     We are optimistic about the prospects of international small stock investing. As the world economy stabilizes and continues on its growth path, small stocks will be the main beneficiaries. Thus far in 1999, we have already seen signs of encouraging growth from small stocks. Value stocks have also regained leadership. Over the long run, we believe international small stocks represent an attractive component in a diversified global portfolio.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Past performance is no guarantee of future results.

---------------
(1) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is the benchmark for the International Small Capitalization Series. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $3.4 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and U.K. Investors cannot invest directly in any Index.

(2) Small stock returns are based on the individual country and regional CRIexUS; large stock returns are based on individual and regional MSCI Standard Indices.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS -- 99.5%
              AUSTRALIA  -- 1.9%
              Chemicals -- 0.1%
     83,600   Ticor, Ltd. ................  $    41,179
                                            -----------
              Construction
                Materials -- 0.2%
      8,000   Adelaide Brighton, Ltd. ....        4,143
     27,621   Westralian Sands, Ltd. .....       62,915
                                            -----------
                                                 67,058
                                            -----------
              Electronics -- 0.1%
     27,400   Metal Manufactures, Ltd. ...       35,644
                                            -----------
              Financial Investments --0.2%
     12,977   Australian Foundation
                Investment Company,
                Ltd. .....................       22,946
      6,400   Milton Corp., Ltd. .........       36,778
     53,800   Orbital Engine Corp.,
                Ltd.*.....................       13,590
                                            -----------
                                                 73,314
                                            -----------
              Liquor & Tobacco -- 0.6%
     19,300   Rothmans Holdings, Ltd. ....      171,851
      8,700   White (Joe) Maltings,
                Ltd. .....................       16,482
                                            -----------
                                                188,333
                                            -----------
              Media -- 0.0%
      8,000   Pacific Magazines and
                Printing, Ltd. ...........       16,318
                                            -----------
              Metals -- 0.1%
      8,200   Bougainville Copper,
                Ltd.*.....................          932
     33,900   Eltin, Ltd. ................       32,326
                                            -----------
                                                 33,258
                                            -----------
              Oil Distribution -- 0.2%
     22,900   Caltex Australia, Ltd. .....       55,835
                                            -----------
              Oil Services -- 0.0%
      3,700   Australia Oil and Gas Corp.,
                Ltd. .....................        4,299
                                            -----------
              Real Estate Assets -- 0.1%
     25,400   Mount Leyshon Gold Mines,
                Ltd. .....................       28,070
      2,500   Sons of Gwalia, Ltd. .......        7,783
                                            -----------
                                                 35,853
                                            -----------
              Services -- 0.0%
     20,000   Spotless Services, Ltd. ....       16,116
                                            -----------
              Transportation -- 0.1%
     18,700   Finemore Holdings, Ltd. ....       38,379
                                            -----------
              Travel &
                Entertainment -- 0.2%
     33,236   Village Roadshow, Ltd. .....       60,300
                                            -----------
                                                665,886
                                            -----------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              AUSTRIA -- 0.2%
              Real Estate Assets -- 0.2%
      1,330   BBAG Oesterreichische Brau-
                Beteiligungs AG...........  $    60,306
                                            -----------
              BELGIUM -- 1.0%
              Banking -- 0.3%
         60   BQE National Belgique.......      103,964
                                            -----------
              Insurance -- 0.4%
      4,470   CMB Compagnie Maritime Belge
                SA........................      170,445
                                            -----------
              Retail/Wholesale -- 0.3%
      1,460   G.I.B. Holdings, Ltd. ......       57,452
        460   Glaverbel SA................       42,361
                                            -----------
                                                 99,813
                                            -----------
                                                374,222
                                            -----------
              CANADA -- 4.9%
              Banking -- 0.2%
      4,300   Laurentian Bank of Canada...       66,371
                                            -----------
              Defense -- 0.1%
      5,600   SNC Group, Inc. ............       43,311
                                            -----------
              Financial Investments --0.2%
      4,900   Precision Drilling Corp.*...       63,161
                                            -----------
              Media -- 0.8%
      2,400   Chum, Ltd. -- Class B.......       63,459
        200   Hollinger, Inc. ............        2,214
      6,400   Quebecor, Inc. -- Class B...      140,667
      5,600   Tva Group, Inc. -- Class
                B*........................       73,110
                                            -----------
                                                279,450
                                            -----------
              Metals -- 0.5%
      5,900   Dofasco, Inc. ..............       76,832
     15,900   Stelco, Inc. -- Class A            99,323
                                            -----------
                                                176,155
                                            -----------
              Miscellaneous
                Financial -- 0.1%
      2,700   Fahnestock Viner Holdings,
                Inc. -- Class A...........       38,373
                                            -----------
              Oil -- 0.5%
        300   Cabre Exploration, Ltd.*....        2,578
      2,900   Chieftain International,
                Inc.*.....................       36,231
      8,200   Encal Energy, Ltd.*.........       35,233
      3,200   Penn West Petroleum,
                Ltd.*.....................       41,143
      6,200   Poco Petroleum, Ltd.*.......       47,541
      2,800   Remington Energy, Ltd.*.....        3,424
        500   Ulster Petroleums, Ltd.*....        4,297
                                            -----------
                                                170,447
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              CANADA (CONTINUED)
              Oil Services -- 0.0%
        500   Ensign Resource Service
                Group, Inc. ..............  $     6,115
                                            -----------
              Other Utilities -- 0.1%
      1,100   BC Gas, Inc. ...............       19,814
                                            -----------
              Paper -- 0.7%
      8,400   Cascades, Inc.*.............       45,532
     15,600   Domtar, Inc. ...............      112,401
     10,300   Nexfor, Inc. ...............       47,660
      3,000   Premdor, Inc.*..............       26,177
      3,300   St. Laurent Paper Board,
                Inc.*.....................       28,904
                                            -----------
                                                260,674
                                            -----------
              Real Estate Assets -- 0.3%
      2,100   Brookfield Properties.......       24,709
      6,200   Cambior, Inc. ..............       24,385
      4,482   Cambridge Shopping
                Centers*..................       26,517
     12,600   Inmet Mining Corp.*.........       22,488
                                            -----------
                                                 98,099
                                            -----------
              Retail/Wholesale -- 0.3%
      3,400   Acktion Co.*................       27,532
      4,800   Emco, Ltd.*.................       33,157
     23,200   Philip Services Corp.*......        8,895
      1,100   Toromont Industries,
                Ltd. .....................       11,380
      2,800   Westburne, Inc.*............       27,763
                                            -----------
                                                108,727
                                            -----------
              Services -- 0.3%
        400   AGRA, Inc. .................        2,591
      1,800   Hummingbird Communications,
                Ltd.*.....................       27,248
      7,200   Moore Corp., Ltd. ..........       71,629
                                            -----------
                                                101,468
                                            -----------
              Telephone -- 0.8%
      3,300   Cogeco, Inc.*...............       54,534
        700   Newtel Enterprises, Ltd. ...       17,121
      1,400   QuebecTel Group, Inc. ......       16,843
      7,900   Shaw Communications, Inc. --
                Class B*..................      253,273
                                            -----------
                                                341,771
                                            -----------
              Transportation -- 0.0%
        300   Mullen Transportation*......        3,322
                                            -----------
                                              1,777,258
                                            -----------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              DENMARK -- 3.5%
              Construction
                Materials -- 0.7%
     15,000   Aalborg Portland Holding
                A/S.......................  $   261,456
                                            -----------
              Food -- 0.7%
     12,200   Korn-Og Foderstof Kompagniet
                A/S.......................      239,232
                                            -----------
              Retail/Wholesale -- 0.6%
      6,100   Monberg & Thorsen A/S*......      199,360
                                            -----------
              Services -- 1.5%
     13,000   Aktieselskabet Potagua
                A/S.......................      254,919
     15,200   Fls Industries A/S..........      298,059
                                            -----------
                                                552,978
                                            -----------
                                              1,253,026
                                            -----------
              FINLAND -- 3.2%
              Retail/Wholesale -- 2.1%
     52,700   Mesta Serla -- B Shares.....      392,569
      6,300   Orion Yhtyma OY -- A
                Shares....................      141,129
     23,000   Stora Enso Oyj..............      228,440
                                            -----------
                                                762,138
                                            -----------
              Services -- 1.1%
     34,100   Rauma Oyj...................      395,748
                                            -----------
                                              1,157,886
                                            -----------
              FRANCE -- 9.2%
              Aircraft -- 0.6%
        412   Compagnie Du Cambodge.......      203,713
                                            -----------
              Autos -- 0.1%
        366   Equipments et Composants
                pour l'Industrie
                Automobile................       37,162
                                            -----------
              Electronics -- 0.2%
     13,131   Bull SA*....................       77,259
                                            -----------
              Financial Investments --0.8%
        225   Societe Eurafrance SA.......      108,093
        466   Sucriere de Pithviers Le
                Vieil.....................      167,528
                                            -----------
                                                275,621
                                            -----------
              Food -- 0.1%
         20   Carbonique (La).............       38,833
                                            -----------
              Insurance -- 1.3%
      1,462   Generali France
                Assurances*...............      473,505
                                            -----------
              Liquor & Tobacco -- 0.3%
      7,395   Remy Cointreau..............      120,232
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              FRANCE (CONTINUED)
              Machinery -- 1.9%
      6,235   De Dietrich et Compagnie
                SA........................  $   302,433
     12,669   Nord-Est....................      364,499
                                            -----------
                                                666,932
                                            -----------
              Media -- 0.2%
        291   Hachette Filipacchi
                Medias....................       67,890
                                            -----------
              Oil Distribution -- 1.2%
      5,250   Esso Ste Anonyme
                Francaise.................      421,969
                                            -----------
              Oil Services -- 0.1%
        447   Elf Gabon...................       46,086
                                            -----------
              Retail/Wholesale -- 0.2%
      8,604   Dollfus-Mieg & Cie SA.......       56,290
                                            -----------
              Services -- 2.2%
      3,181   Generale De Transport Et
                D'Industrie...............      254,128
      4,400   Groupe GTM..................      437,014
        744   Publicis SA.................      122,891
                                            -----------
                                                814,033
                                            -----------
                                              3,299,525
                                            -----------
              GERMANY -- 6.0%
              Autos -- 0.3%
        350   Reutgers AG.................      103,532
                                            -----------
              Construction
                Materials -- 0.6%
      4,580   Gerresheimer Glas AG........       75,404
        998   Oberland Glas AG............      150,839
                                            -----------
                                                226,243
                                            -----------
              Electric Utilities -- 0.1%
        130   Ueberlandwerke Unterfranken
                AG........................       23,087
                                            -----------
              Insurance -- 0.1%
         38   Koelnisch
                Rueckversicherungs........       38,973
                                            -----------
              Machinery -- 0.7%
         80   AGIV AG.....................        1,494
      1,800   Varta AG....................      242,906
                                            -----------
                                                244,400
                                            -----------
              Office Machinery -- 0.2%
      2,314   Koenig & Bauer AG...........       54,959
                                            -----------
              Real Estate Assets -- 0.9%
      1,060   Binding Brauerei AG.........      257,481
        340   Holsten-Brauerei AG.........       73,448
                                            -----------
                                                330,929
                                            -----------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              GERMANY (CONTINUED)
              Retail/Wholesale -- 3.1%
      5,080   Andreae-Noris Zahn AG.......  $   131,842
        270   Baywa AG....................       34,979
     12,310   Hornbach Baumarkt AG........      352,176
     21,080   IWKA AG.....................      439,223
     11,470   WMF-Wuerttembergische
                Metallwarenfabrik AG......      190,696
                                            -----------
                                              1,148,916
                                            -----------
                                              2,171,039
                                            -----------
              HONG KONG -- 1.8%
              Aircraft -- 0.1%
     18,000   Hong Kong Aircraft
                Engineering Company,
                Ltd. .....................       26,479
                                            -----------
              Banking -- 0.2%
     54,800   HKR International, Ltd. ....       33,766
     90,000   JCG Holdings, Ltd. .........       25,550
     12,000   Wing On Co. International,
                Ltd. .....................        3,484
                                            -----------
                                                 62,800
                                            -----------
              Electronics -- 0.1%
    220,000   Wong's International
                Holdings, Ltd. ...........       25,550
                                            -----------
              Financial Investments --0.5%
    224,000   Chuang's Consortium
                International, Ltd. ......       12,574
     38,400   Hopewell Holdings...........       18,582
    283,000   Mingly Corp. ...............       38,709
     62,000   New Asia Realty & Trust
                Co. ......................       52,002
     84,000   Peregrine Investment
                Holdings, Ltd.*(a)........            0
     36,000   Pokfulam Development Co. ...       10,452
     33,000   Realty Development Corp. ...       37,473
     90,000   YGM Trading, Ltd. ..........       40,067
                                            -----------
                                                209,859
                                            -----------
              Miscellaneous
                Financial -- 0.0%
      8,000   Lee Hing Development........        1,600
                                            -----------
              Office Machinery -- 0.0%
     61,000   Lam Soon Hong Kong*.........       12,594
                                            -----------
              Real Estate Assets -- 0.6%
    225,337   CDL Hotels International....       69,786
     46,000   Li & Fung, Ltd. ............       97,347
     50,000   Liu Chong Hing Investment,
                Ltd. .....................       34,196
     11,000   Orient Overseas
                International, Ltd. ......        1,945
                                            -----------
                                                203,274
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                     MARKET VALUE
-----------                                  ------------
              COMMON STOCKS (CONTINUED)
              HONG KONG (CONTINUED)
              Retail/Wholesale -- 0.1%
     49,000   Dickson Concepts
                International, Ltd. .......  $    39,835
     16,000   Jardine International
                Motor......................        6,142
                                             -----------
                                                  45,977
                                             -----------
              Transportation -- 0.2%
      9,000   China Motor Bus Co. .........       54,817
     32,500   Wah Kwong Shipping Holdings,
                Ltd. ......................        7,129
                                             -----------
                                                  61,946
                                             -----------
                                                 650,079
                                             -----------
              ITALY -- 4.3%
              Autos -- 0.2%
     40,500   Magneti Marelli..............       58,589
                                             -----------
              Banking -- 2.0%
      7,500   Banca Popolare di Milano.....       69,876
     95,000   Banca Toscana................      491,265
      5,000   Italmobiliare SpA............      133,059
        500   Locazione Attrezzature SpA...          472
                                             -----------
                                                 694,672
                                             -----------
              Building -- 0.4%
    180,000   Impregilo SpA*...............      140,108
                                             -----------
              Chemicals -- 0.3%
    206,820   Montefibre SpA...............      121,687
                                             -----------
              Durables -- 0.1%
     11,000   Merloni Elettrodomestici
                SpA........................       49,283
                                             -----------
              Insurance -- 0.5%
     14,000   Societa Assicuratrice
                Industriale SpA............      179,103
                                             -----------
              Media -- 0.8%
    517,000   Cofide SpA*..................      288,003
                                             -----------
                                               1,531,445
                                             -----------
              JAPAN -- 19.5%
              Autos -- 1.6%
      9,000   Aichi Machine Industry Co.,
                Ltd. ......................       17,859
      7,200   Exedy Corp. .................       38,909
     11,000   Kansei Corp. ................       28,422
     11,000   Mitsuba Corp. ...............       38,453

  SHARES                                     MARKET VALUE
-----------                                  ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Autos (continued)
      1,000   Nippon Seiki Co., Ltd. ......  $     5,995
     35,000   Nissan Shatai Co., Ltd. .....       74,179
      9,000   Sumitomo Wiring Systems,
              Ltd. ........................       50,916
      9,000   Tenma Corp. .................      120,071
      6,000   Tonichi Cable, Ltd. .........       14,844
     14,000   Toyota Auto Body Co.,
              Ltd. ........................       97,526
     29,000   U-Shin, Ltd. ................       92,071
      1,000   Unipress Corp. ..............        1,858
                                             -----------
                                                 581,103
                                             -----------
              Banking -- 2.0%
     14,000   Central Leasing*.............       70,928
     28,000   First Credit Corp. ..........       91,023
      3,000   Nissin Co., Ltd. ............       81,061
      5,800   Sanyo Electric Credit Co.,
              Ltd. ........................       80,807
      3,000   Shinki Co., Ltd. ............       50,410
      3,100   The Bank of Okinawa, Ltd. ...       67,403
      2,000   The Kita-Nippon Bank,
              Ltd. ........................      100,143
     15,000   The Niigata Chuo Bank,
              Ltd. ........................       34,324
     16,000   The Tochigi Bank, Ltd. ......       79,710
      4,000   The Tokushima Bank, Ltd. ....       26,345
      5,000   Tokyo Leasing Co., Ltd.*.....       26,218
                                             -----------
                                                 708,372
                                             -----------
              Building -- 0.1%
      8,000   Mitani Sekisan Co., Ltd. ....       20,603
     12,000   Tenox Corp...................       31,918
                                             -----------
                                                  52,521
                                             -----------
              Chemicals -- 1.0%
     48,000   Central Glass Co., Ltd.......       93,219
      3,000   Matsumoto Yushi-Seiyaku Co.,
              Ltd. ........................       60,289
     21,000   The Ohtsu Tire & Rubber Co.,
              Ltd. ........................       37,237
     51,000   Toyo Tire & Rubber Co.,
              Ltd. ........................       82,682
     26,000   Tsurumi Soda Co., Ltd. ......       74,643
                                             -----------
                                                 348,070
                                             -----------
              Construction Materials --0.3%
     21,000   Kawagishi Bridge Works Co.,
              Ltd. ........................       54,792
     16,000   Okabe Co., Ltd. .............       53,500
                                             -----------
                                                 108,292
                                             -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                     MARKET VALUE
-----------                                  ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Drugs -- 1.2%
      2,000   Eiken Chemical Co., Ltd. ....  $     7,194
     18,000   Mikasa Seiyaku Co., Ltd. ....      103,352
     20,000   Nikken Chemicals Co.,
              Ltd. ........................       74,137
     22,000   Sakai Chemical Industry Co.,
              Ltd. ........................       55,358
      4,000   Seikagaku Corp. .............       36,139
     17,000   Tokyo Tanabe Co., Ltd. ......       79,093
     18,000   Tsumura & Co. ...............       64,139
                                             -----------
                                                 419,412
                                             -----------
              Durables -- 0.2%
     12,000   Foster Electric Co., Ltd. ...       71,941
                                             -----------
              Electronics -- 2.2%
      3,000   Kel Corp. ...................       12,666
     13,000   Kinseki, Ltd. ...............       70,801
     10,000   Koa Corp. ...................       91,192
     40,000   New Japan Radio Co., Ltd. ...      158,743
     17,000   Nihon Inter Electronics
              Corp. .......................       33,015
     22,000   Nippon Tungsten Co., Ltd. ...       46,627
     10,000   Shindengen Electric
                Manufacturing Co., Ltd. ...       48,299
     33,000   Showa Electric Wire & Cable
                Co., Ltd. .................       47,370
     21,000   Sokkia Co., Ltd. ............       33,691
      1,000   Star Micronics Co., Ltd. ....        5,666
     19,000   Tamura Corp. ................       93,210
      8,000   Wako Electric Co., Ltd. .....       76,332
      3,000   Yamaichi Electronics Co.,
              Ltd. ........................       68,395
                                             -----------
                                                 786,007
                                             -----------
              Financial Investments -- 0.2%
     13,000   Kyosei Rentemu Co., Ltd. ....       79,034
      3,000   Nikkodo Co., Ltd. ...........        2,508
                                             -----------
                                                  81,542
                                             -----------
              Food -- 0.9%
     34,000   Marudai Food Co., Ltd. ......       61,437
      8,000   Marutai Co., Ltd. ...........       44,448
     39,000   Nichimo Co., Ltd. ...........       71,131
      2,000   Nichiwa Sangyo Co., Ltd. ....        3,715
      7,000   Riken Vitamin Co., Ltd. .....       73,883
      3,500   Sanyo Coca-Cola Bottling Co.,
              Ltd. ........................       76,839
        600   Shikoku Coca-Cola Bottling
                Co., Ltd. .................        9,119
                                             -----------
                                                 340,572
                                             -----------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Household -- 0.4%
      7,000   Fujikura Rubber, Ltd. ......  $    13,595
      1,000   Mitsubishi Pencil Co.,
              Ltd. .......................        6,915
     30,000   Pilot Corp. ................      106,392
                                            -----------
                                                126,902
                                            -----------
              Machinery -- 1.4%
     25,000   Amada Sonoike Co., Ltd. ....       66,495
      8,000   Amatsuji Steel Ball
                Manufacturing Co.,
              Ltd. .......................       67,550
     11,000   Kawata Manufacturing Co.,
                Ltd. .....................       43,190
      8,000   Koken, Ltd. ................       59,444
      9,000   Nissei Plastic Industrial
                Co., Ltd. ................       55,400
      4,000   Seibu Electric & Machinery
                Co., Ltd. ................        7,836
      7,100   Shinkawa, Ltd. .............       80,934
     18,000   Sintokogio, Ltd. ...........       51,524
     21,000   Toshiba Tungaloy Co.,
                Ltd. .....................       62,949
      9,000   Toyo Machinery & Metal Co.,
                Ltd. .....................       13,527
                                            -----------
                                                508,849
                                            -----------
              Media -- 0.4%
      4,000   Bunkeido Co., Ltd. .........       23,305
      1,000   Chubu-Nippon Broadcasting
                Co., Ltd. ................        7,515
     53,000   Nippon Columbia Co.,
                Ltd. .....................      102,930
                                            -----------
                                                133,750
                                            -----------
              Metals -- 0.1%
      4,000   Chubu Steel Plate Co.,
                Ltd. .....................        6,687
      2,000   Nihon Electric Wire & Cable
                Co., Ltd. ................        7,431
      5,000   Toyokuni Electric Cable Co.,
                Ltd. .....................       13,932
                                            -----------
                                                 28,050
                                            -----------
              Miscellaneous
                Financial -- 0.1%
     17,000   Tokai Maruman Securities
                Co., Ltd.*................       43,925
                                            -----------
              Office Machinery -- 0.1%
      7,000   General Co., Ltd. ..........       36,469
                                            -----------
              Other Utilities -- 0.3%
     40,000   Hokuriku Gas Co., Ltd. .....       89,504
      3,300   Otaki Gas Co., Ltd. ........       10,589
                                            -----------
                                                100,093
                                            -----------
              Paper -- 0.0%
     30,000   Settsu Corp.*...............       14,976
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Real Estate Assets -- 2.1%
     31,000   Azel Corp. .................  $    89,259
      9,000   Footwork Construction
                Corp. ....................       31,158
     16,000   Fukuda Corp. ...............       55,526
      5,000   Hosoda Corp. ...............       13,975
     31,000   Iino Kaiun Kaisha, Ltd. ....       59,157
     23,000   Nippon Typewriter Co.,
                Ltd. .....................       57,485
     18,000   Nittetsu Mining Co.,
                Ltd. .....................       49,396
      5,000   Recruit Cosmos Co., Ltd. ...       16,043
      8,300   Sanritsu Corp. .............       57,609
      2,000   Shinko Kosan, Ltd. .........        5,438
     19,000   Starts Corp. ...............      112,142
     51,000   SXL Corp. ..................      117,994
      3,000   U.Store Co., Ltd. ..........       27,865
     32,000   Uehara Sei Shoji Co.,
                Ltd. .....................       86,465
                                            -----------
                                                779,512
                                            -----------
              Retail/Wholesale -- 2.1%
        500   Aoki International Co.,
                Ltd. .....................        2,533
      4,000   Chain Store Okuwa Co.,
                Ltd. .....................       36,038
        400   Chiyoda Co., Ltd. ..........        3,310
      7,000   Daiwa Co., Ltd. ............       16,845
     18,000   Denkyosha Co., Ltd. ........       79,795
      1,000   Heiwado Co., Ltd. ..........        6,164
     13,000   Joshin Denki Co., Ltd. .....       35,236
     11,000   Kansaidenpa Corp. ..........       50,156
     16,000   Kasumi Co., Ltd. ...........       60,795
     20,300   Konaka Co., Ltd. ...........      147,413
      7,000   Laox Co., Ltd. .............       53,196
     12,000   Matsuyandenki Co., Ltd. ....       56,742
      1,000   Nagano Tokyu Department
                Store Co., Ltd. ..........        3,479
      6,000   Nissho Corp. ...............       44,583
     14,000   Sagami Co., Ltd. ...........       31,799
      4,000   Sanko Junyaku Co., Ltd. ....        7,498
     18,000   Sogo Co., Ltd.*.............       31,918
     15,000   Somar Corp. ................       31,031
     11,000   Tokyu Store Chain Co.,
                Ltd. .....................       43,376
      4,000   Traveler Corp. .............       24,926
                                            -----------
                                                766,833
                                            -----------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Services -- 1.6%
      2,900   Fujitsu Business Systems,
                Ltd. .....................  $    54,851
     20,000   Gakken Co., Ltd. ...........       23,643
      9,000   Hitachi Information Systems,
                Ltd. .....................      108,672
     10,000   Intec, Inc. ................      134,341
      9,000   Japan Process Development
                Co. ......................       73,714
     12,000   Miura Co., Ltd. ............      179,347
      2,000   Shingakukai Co., Ltd. ......        6,096
                                            -----------
                                                580,664
                                            -----------
              Soap & Cosmetics -- 0.7%
     23,000   S.T. Chemical Co., Ltd. ....      132,061
     15,000   Sunstar, Inc. ..............       47,116
      7,000   Toho Chemical Industry Co.,
                Ltd. .....................       11,053
     19,000   Yushiro Chemical Industry
                Co., Ltd. ................       67,542
                                            -----------
                                                257,772
                                            -----------
              Travel &
                Entertainment -- 0.5%
      8,100   Capcom Co., Ltd. ...........      102,592
      1,400   Daiichikosho Co., Ltd. .....       16,668
     14,000   Kinki Nippon Tourist Co.,
                Ltd.*.....................       31,799
     10,000   Seiyo Food Systems, Inc. ...       41,797
                                            -----------
                                                192,856
                                            -----------
                                              7,068,483
                                            -----------
              MALAYSIA -- 1.0%
              Banking -- 0.1%
      5,000   MBF Capital BHD*............          416
    103,000   Multi-Purpose Holdings
                BHD*......................       25,804
     84,000   Talam Corporation BHD.......       17,507
                                            -----------
                                                 43,727
                                            -----------
              Construction
                Materials -- 0.0%
        750   Malayan Cement BHD..........          204
     25,000   Pan-Malaysia Cement Works
                BHD.......................        5,158
                                            -----------
                                                  5,362
                                            -----------
              Durables -- 0.0%
      1,100   Matsushita Electric Co. ....        2,547
        840   Silverstone BHD*(a).........            0
                                            -----------
                                                  2,547
                                            -----------
              Electronics -- 0.0%
      1,000   Malaysian Pacific Industries
                BHD.......................        1,211
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              MALAYSIA (CONTINUED)
              Financial
                Investments -- 0.3%
     24,000   Amsteel Corp. BHD...........  $     1,642
      5,333   Austral Amalgamated BHD*....          247
      4,000   Austral Enterprises.........        2,998
     12,000   Batu Kawan BHD..............       10,560
     35,000   Berjaya Group BHD...........        4,568
     50,000   Dijaya Corp.*...............        5,210
     48,000   Highlands & Lowlands BHD....       22,131
     37,000   Keck Seng (Malaysia) BHD....       10,749
     27,000   Kinta Kellas plc*...........        2,501
    108,000   Sarawak Enterprise Corp. ...       32,514
     12,000   TA Enterprise BHD...........        2,463
                                            -----------
                                                 95,583
                                            -----------
              Food -- 0.1%
     18,000   Far East Holdings BHD.......        9,549
     26,000   Gadek (Malaysia) BHD........        9,634
     26,000   Kuala Sidim BHD.............       24,193
      8,000   United Plantations BHD......        6,198
                                            -----------
                                                 49,574
                                            -----------
              Insurance -- 0.0%
     51,000   Paramount Corp. BHD.........        9,985
                                            -----------
              Miscellaneous
                Financial -- 0.0%
      3,000   Olympia Industries BHD*.....          278
     40,000   Pan Pacific Asia BHD........       11,789
                                            -----------
                                                 12,067
                                            -----------
              Oil Services -- 0.0%
      6,000   Antah Holdings BHD..........          808
                                            -----------
              Real Estate Assets -- 0.4%
    140,000   Asia Pacific Land BHD*......       10,905
     31,000   Berjaya Land BHD............        8,027
     35,000   Boustead Holdings BHD.......       21,811
     23,000   Cement Industries of
                Malaysia..................        8,377
     22,000   Faber Group BHD*............        1,598
      2,000   IOI Properties..............        1,524
      6,000   Island & Peninsular BHD.....        3,272
     53,000   Kulim (M) BHD...............       20,084
     64,000   Lion Land BHD...............        4,918
     13,000   Malaysia Helicopter Services
                BHD.......................        1,245
     18,000   Sime UEP Properties BHD.....       13,263
     15,000   Worldwide Holdings BHD......        3,189
                                            -----------
                                                 98,213
                                            -----------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              MALAYSIA (CONTINUED)
              Retail/Wholesale -- 0.1%
    205,400   Malayan United Industries
                BHD.......................  $    22,269
     11,000   Tan Chong Motor Holdings
                BHD.......................        2,154
                                            -----------
                                                 24,423
                                            -----------
              Services -- 0.0%
     20,000   Malaysia Mining Corp. BHD...        8,337
                                            -----------
              Travel &
                Entertainment -- 0.0%
     24,000   Rekapacific BHD*............        2,324
                                            -----------
                                                354,161
                                            -----------
              NETHERLANDS -- 6.9%
              Financial
                Investments -- 1.1%
     12,880   VIB NV......................      399,075
                                            -----------
              Real Estate Assets -- 0.7%
      4,890   Wereldhave NV...............      268,182
                                            -----------
              Retail/Wholesale -- 0.4%
      5,900   Apothekers Cooperatie
                Opg-CV....................      126,117
                                            -----------
              Services -- 2.7%
     15,129   Koninklijke Hoogovens NV....      501,423
     23,820   Stork NV....................      466,740
                                            -----------
                                                968,163
                                            -----------
              Textiles -- 0.9%
      6,820   Gamma Holding NV............      312,917
                                            -----------
              Transportation -- 1.1%
     17,070   Koninklijke Nedlloyd Groep
                NV........................      395,291
                                            -----------
                                              2,469,745
                                            -----------
              NEW ZEALAND -- 0.2%
              Liquor & Tobacco -- 0.1%
     28,600   DB Group, Ltd. .............       36,606
                                            -----------
              Retail/Wholesale -- 0.1%
     31,200   Hallenstein Glasson
                Holdings, Ltd. ...........       45,591
                                            -----------
                                                 82,197
                                            -----------
              NORWAY -- 1.2%
              Oil Services -- 0.7%
     25,000   Saga Petroleum ASA..........      273,331
                                            -----------
              Paper -- 0.5%
      5,800   Norske Skogindustrier ASA...      166,599
                                            -----------
                                                439,930
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              SINGAPORE -- 1.4%
              Banking -- 0.1%
      3,000   Inchcape Motors, Ltd. ......  $     3,471
     26,000   Overseas Union Trust,
                Ltd. .....................       23,466
      6,000   United Overseas Finance,
                Ltd. .....................        4,686
                                            -----------
                                                 31,623
                                            -----------
              Financial Investments --0.8%
     22,000   Jurong Engineering, Ltd. ...       28,129
     50,000   Lim Kah Ngam, Ltd. .........       10,703
     24,000   Overseas Union
                Enterprises...............       41,238
     46,000   Straits Trading Co. ........       41,250
     48,000   TIBS Holdings, Ltd. ........       28,603
     33,000   Times Publishing............       49,639
     69,000   WBL Corp., Ltd. ............       49,899
                                            -----------
                                                249,461
                                            -----------
              Household -- 0.0%
     51,000   Hour Glass, Ltd. ...........       10,179
                                            -----------
              Machinery -- 0.1%
     20,000   Prima, Ltd. ................       31,588
                                            -----------
              Real Estate Assets -- 0.0%
     19,000   Sembawang Resources,
                Ltd. .....................       13,411
      2,000   United Industrial CP........        1,041
                                            -----------
                                                 14,452
                                            -----------
              Retail/Wholesale -- 0.1%
      4,000   ACMA, Ltd. .................        1,678
     46,000   Bonvests Holdings, Ltd. ....       12,641
     15,000   Intraco, Ltd. ..............        5,120
     18,000   Isetan (Singapore)..........       18,328
      5,000   Wearnes International,
                Ltd. .....................        1,244
                                            -----------
                                                 39,011
                                            -----------
              Services -- 0.1%
     62,000   United Engineers, Ltd. .....       41,967
                                            -----------
              Transportation -- 0.2%
     12,000   Chuan Hup Holdings, Ltd. ...        4,617
     17,000   Jurong Shipyard, Ltd. ......       67,371
                                            -----------
                                                 71,988
                                            -----------
                                                490,269
                                            -----------
              SPAIN -- 3.9%
              Building -- 0.4%
      2,817   Radiotronica SA.............      156,469
                                            -----------
              Drugs -- 0.5%
     31,400   Energias E Industrias
                Aragonesas................      163,732
                                            -----------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              SPAIN (CONTINUED)
              Electric Utilities -- 1.6%
     53,840   Fuerzas Elec De Cataluna --
                A Shares..................  $   575,435
                                            -----------
              Insurance -- 0.5%
      9,890   Corporacion Mapfre Compania
                Internacional DE
                Reaseguros................      195,924
                                            -----------
              Machinery -- 0.9%
      6,080   Cristaleria Espanola SA.....      314,738
                                            -----------
                                              1,406,298
                                            -----------
              SWEDEN -- 0.7%
              Building -- 0.1%
      5,700   NCC AB -- A Shares..........       51,988
                                            -----------
              Financial Investments --0.1%
      3,000   Celsius AB -- B Shares......       49,252
                                            -----------
              Household -- 0.3%
      5,400   SKF AB......................       76,834
                                            -----------
              Metals -- 0.2%
      5,000   SSAB-Series A...............       62,629
        800   SSAB-Series B...............        9,826
                                            -----------
                                                 72,455
                                            -----------
                                                250,529
                                            -----------
              SWITZERLAND -- 9.8%
              Autos -- 2.1%
        420   Bucher Holding AG...........      346,182
        710   Rieter Holdings, Ltd. ......      403,893
                                            -----------
                                                750,075
                                            -----------
              Electric Utilities -- 0.2%
        100   Centralschweizerische
                Kraftwerke................       81,073
                                            -----------
              Electronics -- 2.7%
        240   Ascom Holding AG............      365,640
        930   Sulzer AG...................      593,758
                                            -----------
                                                959,398
                                            -----------
              Food -- 1.0%
        740   Hero AG -- Bearer...........      375,963
                                            -----------
              Household -- 0.4%
        330   Forbo Holding Ag............      137,115
                                            -----------
              Insurance -- 1.3%
        300   Berner Allgemeine
                Holdinggesellschaft.......      138,027
        430   Helvetia Patria Holding.....      334,379
                                            -----------
                                                472,406
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              SWITZERLAND (CONTINUED)
              Machinery -- 2.1%
        340   Schindler-Holding AG........  $   573,119
         60   SIG Schweizerische
                Industrie-Gesellschaft
                Holding AG................       34,456
        200   Zuercher Ziegeleien
                Holding...................      145,256
                                            -----------
                                                752,831
                                            -----------
                                              3,528,861
                                            -----------
              UNITED KINGDOM -- 18.9%
              Banking -- 1.0%
     50,000   James Finlay plc............       56,501
     88,000   Paragon Group Co. plc.......      301,164
                                            -----------
                                                357,665
                                            -----------
              Building -- 0.4%
     61,000   Cape plc....................       64,992
     24,000   Marshalls plc...............       65,863
                                            -----------
                                                130,855
                                            -----------
              Construction
                Materials -- 0.9%
    285,000   Bardon Group plc............      337,006
                                            -----------
              Defense -- 1.5%
    153,000   Babcock International Group
                plc.......................      214,880
    110,000   Hunting plc.................      224,629
     39,000   Vickers plc.................       84,049
                                            -----------
                                                523,558
                                            -----------
              Electronics -- 0.5%
     51,000   Oxford Instruments plc......      191,416
                                            -----------
              Food -- 0.8%
    134,000   Matthews (Bernard) plc......      279,048
                                            -----------
              Household -- 0.9%
     89,000   Low & Bonar plc.............      242,089
    107,000   Readicut International
                plc.......................       60,887
      7,000   Wagon Industrial Holdings...       28,533
                                            -----------
                                                331,509
                                            -----------
              Insurance -- 0.4%
     44,000   London Pacific Group,
                Ltd. .....................      154,134
                                            -----------
              Liquor & Tobacco -- 1.2%
     55,666   Wolverhampton & Dudley
                Breweries plc.............      439,424
                                            -----------
              Machinery -- 0.1%
     40,000   600 Group plc...............       47,138
                                            -----------
              Media -- 0.7%
    185,000   Norcros plc.................      250,862
                                            -----------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM (CONTINUED)
              Metals -- 0.1%
     21,800   Delta plc...................  $    50,500
                                            -----------
              Miscellaneous
                Financial -- 0.3%
     12,000   Exco plc....................        7,071
     50,000   Singer & Friedlander Group
                plc.......................      105,736
                                            -----------
                                                112,807
                                            -----------
              Oil -- 0.8%
    151,000   Cairn Energy plc*...........      274,230
    119,000   Premier Oil plc.............       26,894
                                            -----------
                                                301,124
                                            -----------
              Real Estate Assets -- 3.4%
     30,000   Antofagasta Holdings plc....      124,220
     72,000   John Laing plc..............      344,621
    235,000   London Merchant Securities
                plc.......................      379,361
    173,601   Mowlem (John) & Co. plc.....      330,688
                                            -----------
                                              1,178,890
                                            -----------
              Retail/Wholesale -- 2.8%
    385,000   Coats Viyella plc...........      273,463
     94,950   Iceland Group plc...........      393,157
     66,000   Man (E D & F) Group plc.....      321,230
                                            -----------
                                                987,850
                                            -----------
              Services -- 1.3%
    111,000   AMEC plc....................      403,172
     97,000   Dowding & Mills plc.........       70,464
                                            -----------
                                                473,636
                                            -----------
              Soap & Cosmetics -- 0.9%
    195,700   Body Shop International
                plc.......................      330,135
                                            -----------
              Textiles -- 0.4%
     48,000   Allied Textile Cos. plc.....       80,586
    187,000   Dawson International........       52,073
                                            -----------
                                                132,659
                                            -----------
              Travel &
                Entertainment -- 0.5%
     51,000   Mansfield Brewery plc.......      175,362
                                              6,785,578
                                            -----------
              TOTAL COMMON STOCKS.........   35,816,723
                                            -----------
              PREFERRED STOCKS -- 0.2%
              CANADA -- 0.2%
              Construction
                Materials -- 0.2%
      1,900   Lafarge Canada, Inc.*.......       65,938
                                            -----------
              TOTAL PREFERRED STOCKS......       65,938
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                    MARKET VALUE
-----------                                 ------------
              RIGHTS & WARRANTS -- FOREIGN
                SECURITIES -- 0.0%
              SINGAPORE -- 0.0%
              Building -- 0.0%
      6,300   IPCO International Wts @
                1.30......................  $     1,449
                                            -----------
              SPAIN -- 0.0%
              Building -- 0.0%
      2,817   Radiotronica SA Right @
                36.0607*..................        4,440
                                            -----------
              TOTAL RIGHTS & WARRANTS --
                FOREIGN SECURITIES........        5,889
                                            -----------
              TOTAL INVESTMENTS (COST
                $38,783,810)
                (A) -- 99.7%..............   35,888,550
              OTHER ASSETS IN EXCESS OF
                LIABILITIES -- 0.3%.......      100,634
                                            -----------
              TOTAL NET ASSETS --100.0%...  $35,989,184
                                            ===========

---------------

* Non-income producing security.
(a) Bankrupt security; valued by Management (Note 2).
(b) In September 1998, the Malaysian Government announced an imposition of capital controls. Although shares held in Malaysian stocks can be traded, shares purchased prior to September 1, 1998 need to be held until September 1, 1999, before sales proceeds can be converted into another currency.

    On February 4, 1999, Bank Negara Malaysia, the central bank, announced a levy on repatriation of Malaysian ringgit (MYR) held by foreign investors. The levy, intended to replace the restriction on repatriation of investment capital that had been in place since September 1, 1998, was implemented on February 15, 1999.

(c) At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $39,001,977. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...  $ 3,025,131
Unrealized depreciation...   (6,138,558)
                            -----------
Net unrealized
  depreciation............  $(3,113,427)
                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The period since August 1998, has been a particularly difficult time for the Fund. Over the last eight months, the market has favored high trading activity growth stocks (stocks with the highest trailing 12-month share turnover and the highest price-to-earnings ratio), regardless of the underlying fundamentals associated with the issuing companies. Because the Manager's stock selection models seeks to reconcile relative stock price with fundamental value, the Fund has not participated in the rally associated with this small group of high trading activity growth stocks. The Manager believes that the dominance of this group of stocks is not sustainable and does not signal the kind of change in the long-term drivers of equity returns that would lead to a change in the Manager's investment strategy.

PORTFOLIO REPORT

     The portfolio consists of over 800 long securities and 500 short securities. The portfolio is constructed so that the total long positions and the total short positions are similar in terms of risk characteristics and have approximately the same dollar amount invested with minimal exposure to sectors or industries.

     Since the Manager's stock selection models focus on the fundamentals of a company, the portfolio will have persistent modest exposures to value characteristics, as well as a bias toward companies whose stock is less-frequently traded. Much of the Fund's underperformance relative to its benchmark, 3-month U.S. Treasury Bills, for the year ended March 31, 1999, was attributable to these "style" exposures as both value and low trading activity stocks were penalized in the market. This was particularly true during the last part of 1998 and the first quarter of 1999.

     Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the Barr Rosenberg Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Barr Rosenberg Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Past performance is no guarantee of future results.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS -- 93.1%
          AIRCRAFT -- 1.0%
 50,000   Goodrich (B.F.) Co............  $   1,715,625
  6,000   Sequa Corp., Class A*.........        301,500
                                          -------------
                                              2,017,125
                                          -------------
          AIRLINES -- 1.5%
 52,400   Airborne Freight Corp.........      1,630,950
 17,200   Alaska Airgroup, Inc.*........        817,000
 12,900   CNF Transportation, Inc.......        487,781
  7,900   Petroleum Helicopter, Inc.....        104,675
                                          -------------
                                              3,040,406
                                          -------------
          AUTOS -- 1.5%
 20,100   Amcast Industrial Corp........        324,113
 11,100   Arvin Industries, Inc.........        373,931
    700   Borg-Warner Automotive,
            Inc.........................         33,469
 10,200   Durakon Industries, Inc.*.....        117,938
 39,400   Federal-Mogul Corp............      1,694,199
  2,900   Hilite Industries, Inc........         30,631
  3,200   Newcor, Inc.*.................         11,400
 20,200   Standard Products Co..........        328,250
                                          -------------
                                              2,913,931
                                          -------------
          BANKING -- 4.7%
  1,000   Allstate Financial Corp.*.....          4,250
  6,600   Ambanc Holding Company,
            Inc.........................        110,550
  5,100   American Business Financial
            Services, Inc...............         62,475
  3,300   Bando McGlocklin Capital
            Corp........................         33,413
 15,800   Bay View Capital Corp.........        298,224
  4,500   BNC Corp., Inc.*..............         39,938
  8,858   BOK Financial Corp.*..........        228,094
  1,200   BYL Bancorp...................         15,300
    600   California Independent
            Bancorp.....................         12,000
    900   Calumet Bancorp, Inc.*........         25,425
  3,200   Carver Bancorp, Inc...........         28,000
  3,500   Central Bancorp, Inc..........         58,625
  5,200   Central Financial Acceptance
            Corp.*......................         13,000
  2,055   Civic Bancorp*................         25,688
  8,600   Commercial Bank of New York...        111,800
  4,600   Community Financial Corp......         44,275
  2,900   Community Financial Group,
            Inc.........................         37,156
  1,200   Corus Bankshares, Inc.........         38,550
  6,800   Downey Financial Corp.........        124,525
  1,300   Fidelity National Corp........         10,888
  1,600   First Bancshares, Inc.........         20,000
    700   First Charter Corp............         13,300
  9,400   First Citizens Bancshares,
            Inc., Class A...............        761,399
  1,800   First Keystone Financial,
            Inc.........................         25,313

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
    200   First Mutual Savings Bank of
            Bellevue....................  $       2,600
  8,600   First Republic Bank*..........        207,475
  6,000   First Western Bancorp, Inc....        189,000
  5,500   Flagstar Bancorp, Inc.........        145,750
  3,600   FNB Rochester Corp............        115,200
  1,100   Franklin Bank, N.A............         11,000
    100   Fund American Enterprise
            Holdings....................         13,306
  3,140   Golden State Bancorp, Inc.*...         69,865
  6,900   Hawthorne Financial Corp.*....        103,500
  2,600   HF Bancorp, Inc.*.............         45,663
 55,800   Hibernia Corp. -- Class a.....        732,374
  2,600   HMN Financial, Inc............         29,575
    300   Iroquois Bancorp, Inc.........          6,263
    800   ITLA Capital Corp.*...........         11,600
  6,600   JSB Financial, Inc............        330,824
  1,400   Kankakee Bancorp, Inc.........         37,100
  5,100   LINC Capital, Inc.*...........         38,888
 12,300   Litchfield Financial Corp.....        209,100
  9,000   MAF Bancorp, Inc..............        200,250
  1,500   Mutual Savings Bank, FSB*.....         16,500
 16,100   New Century Financial
            Corp.*......................        191,188
  3,000   North Central Bancshares,
            Inc.........................         50,250
  2,625   North County Bancorp*.........         34,453
  1,300   Northeast Bancorp.............         13,000
  6,900   Onyx Acceptance Corp.*........         42,263
  4,000   Pacific Bank N.A..............         84,000
 66,200   Pacific Century Financial
            Corp........................      1,381,924
  2,700   Pacific Crest Capital, Inc....         37,125
  3,800   PennFed Financial Services,
            Inc.........................         60,800
  1,000   Peoples Bancshares, Inc.......         18,750
 18,875   Peoples Heritage Financial
            Group.......................        339,749
  1,100   PVF Capital Corp.*............         13,888
  7,900   Quaker City Bancorp, Inc.*....        118,500
  2,700   Redwood Empire Bancorp........         66,825
 20,300   Resource Bancshares Mortgage
            Group, Inc..................        261,362
  1,600   Statewide Financial Corp......         31,400
  1,400   Sterling Bancorp..............         27,388
  5,900   Student Loan Corp.............        220,513
    171   Summit Bancorp................          6,669
 26,500   T&W Financial Corp.*..........        221,938
    400   TF Financial Corp.............          6,350
  4,200   TFC Enterprises, Inc.*........          9,188
 19,300   Ugly Duckling Corp.*..........        106,753
  8,000   UMB Financial Corp............        309,999
 49,100   UST Corp......................      1,072,527
  3,000   Wainwright Bank & Trust Co....         23,250
    900   Washington Savings Bank FSB...          3,713

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
  4,600   WFS Financial, Inc.*..........  $      31,913
  1,900   Yonkers Financial Corp........         28,500
                                          -------------
                                              9,472,199
                                          -------------
          BUILDING -- 1.1%
  5,600   AMREP Corp.*..................         28,700
  7,100   Centex Corp...................        236,963
  1,000   Champion Enterprises, Inc.*...         19,375
  8,300   Dominion Homes, Inc.*.........         65,363
  8,300   Hovnanian Enterprises, Inc.,
            Class A*....................         62,250
 10,700   Jacobs Engineering Group,
            Inc.*.......................        421,981
    900   Liberty Homes, Inc., Class
            A...........................          8,775
  4,800   M/I Schottenstein Homes,
            Inc.........................         85,200
  2,500   Meadow Valley Corp.*..........         10,000
  2,000   MYR Group, Inc................         23,375
  8,700   Perini Corp.*.................         38,063
 36,800   Pulte Corp....................        765,899
 11,100   Skyline Corp..................        308,025
 10,400   Washington Homes, Inc.*.......         53,300
                                          -------------
                                              2,127,269
                                          -------------
          CHEMICALS -- 0.7%
  2,600   Albemarle Corp................         49,075
 11,300   Bairnco Corp..................         53,675
  1,300   Detrex Corp.*.................          8,206
 23,900   Ethyl Corp....................        101,575
 40,500   Ferro Corp....................      1,002,374
 33,700   ICO, Inc......................         41,072
  9,600   Lesco, Inc....................        142,800
  1,500   Millenium Chemicals, Inc......         29,813
  2,100   Mississippi Chemical Corp.....         19,688
                                          -------------
                                              1,448,278
                                          -------------
          CONSTRUCTION MATERIALS -- 2.4%
  2,500   Align-Rite International,
            Inc.*.......................         28,906
 19,600   Alpine Group, Inc.*...........        198,450
    900   Amcol International Corp......          9,000
  8,900   Ameron International, Inc.....        315,950
  1,100   Centex Construction Products,
            Inc.........................         38,294
    600   Continental Materials
            Corp.*......................         21,000
  6,300   Donnelly Corp.................         82,688
 16,000   Florida Rock Industries.......        546,000
 37,000   Lafarge Corp..................      1,036,000
  3,500   Lancaster Colony Corp.........         93,188
  2,900   Martin Marietta Materials,
            Inc.........................        165,481
    300   Oil-DRI Corp. America.........          4,369
 41,700   Southdown, Inc................      2,238,768

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          CONSTRUCTION MATERIALS
            (CONTINUED)
    200   United States Lime & Minerals,
            Inc.........................  $       1,525
                                          -------------
                                              4,779,619
                                          -------------
          DEFENSE -- 0.4%
  7,400   Allied Research Corp.*........         52,263
 10,200   Avondale Industries, Inc.*....        300,899
  6,600   Herley Industries, Inc.*......         79,200
  1,300   Orbit International Corp......          1,625
  6,500   Primex Technologies, Inc......        134,875
 14,800   Spacehab, Inc.*...............         96,200
 13,900   Todd Shipyards Corp.*.........         55,600
 11,500   United Industrial Corp........        127,938
                                          -------------
                                                848,600
                                          -------------
          DRUGS -- 5.2%
 17,300   Agouron Pharmaceuticals,
            Inc.*.......................        978,531
  1,410   Allergan Specialty
            Therapeutics, Inc., Class
            A*..........................         14,100
 20,100   Alpharma, Inc., Class A.......        788,925
 18,200   Ambi, Inc.*...................         21,613
 10,600   Biopool International,
            Inc.*.......................          7,950
 18,200   Biosite Diagnostics, Inc.*....        182,000
 27,000   Cambrex Corp..................        597,375
 25,700   Diagnostic Products Corp......        623,225
 36,700   Gensia Sicor, Inc.*...........        103,219
    300   Genzyme Corp.*................         15,131
  1,329   Genzyme Molecular Oncology*...          4,984
  5,300   Hi-Tech Pharmacal Co.,
            Inc.*.......................         17,225
  8,900   Hycor Biomedical, Inc.*.......          9,178
 29,200   Idexx Laboratories, Inc.*.....        698,975
 32,200   Immulogic Pharmaceutical
            Corp.*......................         60,375
  8,000   IVC Industries, Inc.*.........          6,500
 84,100   Mallinckrodt, Inc.............      2,239,162
 34,850   Medicis Pharmaceutical*.......      1,045,500
 31,000   Medimmune, Inc.*..............      1,834,812
  1,200   Millenium Pharmaceuticals,
            Inc.*.......................         37,500
  2,090   New Brunswick Scientific,
            Inc.*.......................          9,732
  5,600   PDK Labs, Inc.*...............         25,200
 12,100   Quidel Corp.*.................         24,200
  4,900   Regeneron Pharmaceutical
            Inc.*.......................         32,463
 41,600   Roberts Pharmaceutical
            Corp.*......................        863,200
  3,700   Schein Pharmaceutical,
            Inc.*.......................         48,100
                                          -------------
                                             10,289,175
                                          -------------
          DURABLES -- 0.0%
  1,400   Fleetwood Enterprises, Inc....         40,075
  1,000   Polk Audio, Inc.*.............         11,000
                                          -------------
                                                 51,075
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          ELECTRIC UTILITIES -- 0.9%
 11,900   Bangor Hydro-Electric Co.*....  $     150,981
 64,900   Conectiv, Inc.................      1,257,438
 24,400   Public Service Company of New
            Mexico......................        414,800
                                          -------------
                                              1,823,219
                                          -------------
          ELECTRONICS -- 8.4%
 11,900   Allied Healthcare Products,
            Inc.*.......................         23,056
  5,300   American Technical Ceramics
            Corp.*......................         30,475
  7,600   Applied Signal Technology,
            Inc.*.......................         47,500
 18,200   Atmel Corp.*..................        276,413
  8,800   Bard C.R., Inc................        443,850
  2,150   Bel Fuse, Inc., Class B.......         66,650
 13,300   Bio-Rad Laboratories, Inc.,
            Class A*....................        269,325
 10,500   Cobra Electronics Corp.*......         39,375
 22,300   Conmed Corp.*.................        691,300
  1,600   Cree Research, Inc.*..........         75,100
 16,400   CTS Corp......................        810,775
  1,900   Daniel Industries, Inc........         28,975
 15,800   Datascope Corp.*..............        426,600
  4,100   Datron Systems, Inc.,
            California*.................         25,625
  6,100   Detection Systems, Inc.*......         48,800
  5,200   Diodes, Inc.*.................         25,350
  2,300   DSP Technology, Inc.*.........         16,963
  2,400   Empi, Inc.*...................         51,900
  2,900   EMS Technologies, Inc.*.......         40,963
    800   Fischer Imaging Corp.*........          1,050
    700   Fossil, Inc.*.................         20,869
    200   Frequency Electronic, Inc.....          1,500
 49,900   General Instrument Corp.*.....      1,512,593
 34,800   Haemonetics Corp.*............        545,924
  6,500   Instron Corp..................        103,188
  3,600   Inter-Tel, Inc................         56,025
 73,300   International Rectifier
            Corp.*......................        513,099
 33,200   InterVoice, Inc.*.............        365,199
 27,900   Invacare Corp.................        678,318
    500   Isco, Inc.....................          2,500
  1,800   K-Tron International, Inc.*...         32,400
 17,600   Keithley Instruments, Inc.....        114,400
  1,800   Kewaunee Scientific Corp......         17,438
  7,000   Laserscope*...................          8,750
  3,000   Maxxim Medical, Inc.*.........         56,625
  5,800   Medical Action Industries,
            Inc.*.......................         15,950
  8,000   Medstone International,
            Inc.*.......................         55,000
  4,900   Meridian Medical Technologies,
            Inc.*.......................         26,644
  2,400   Merrimac Industries, Inc.*....         12,000

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
 11,900   Methode Electronics...........  $     132,388
    300   Metrika Systems Corp.*........          2,325
 18,600   Microtel International,
            Inc.*.......................          8,138
  5,500   Microtest, Inc.*..............         13,063
  4,300   Mine Safety Appliances Co.....        249,400
  5,500   Minntech Corp.................         69,438
  2,100   Moore Products Co.............         43,575
 13,900   Mosaix, Inc.*.................        116,413
    600   Perclose, Inc.*...............         18,600
  6,600   PictureTel Corp.*.............         46,200
  3,300   Plantronics, Inc.*............        206,456
 30,200   PMC-Sierra, Inc.*.............      2,149,862
 17,500   Polycom, Inc.*................        328,125
 13,100   Porta Systems Corp.*..........         27,838
  7,100   Relm Wireless Corp.*..........         12,869
  2,000   Salient 3 Communications,
            Inc.*.......................         12,750
    300   SDL, Inc.*....................         27,225
  3,000   Siliconix, Inc.*..............         63,000
    800   Smartflex Systems, Inc.*......          2,950
  3,266   SonoSite, Inc.*...............         44,908
 11,400   Spacelabs Medical, Inc.*......        191,663
  1,000   Span-America Medical Systems,
            Inc.........................          4,250
  3,800   Sparton Corp.*................         21,850
 26,200   Stoneridge, Inc.*.............        363,525
 28,600   Sunrise Medical, Inc.*........        178,750
  2,700   Thermoquest Corp.*............         32,738
    800   Transwitch Corp.*.............         36,200
  2,100   Triquint Semiconductor,
            Inc.*.......................         38,850
 13,700   Uniphase Corp.*...............      1,577,212
  4,300   Vertex Communications
            Corp.*......................         68,531
  2,700   Vicon Industries, Inc.*.......         18,900
  4,700   Video Display Corp.*..........         22,325
 23,400   Waters Corp.*.................      2,458,462
  3,300   Wegener Corp.*................          5,053
  1,900   Xeta Corp.*...................         31,350
 14,200   Xomed Surgical Products,
            Inc.*.......................        557,349
                                          -------------
                                             16,760,998
                                          -------------
          FINANCIAL INVESTMENTS -- 0.3%
  4,000   Amplicon, Inc.................         41,500
  1,000   Blimpie International, Inc....          2,438
  2,100   Cooper Life Sciences*.........         73,499
  2,100   Echelon International
            Corp.*......................         41,213
  6,900   HPSC, Inc.*...................         62,100
  6,300   International Aircraft
            Investors*..................         46,463
  8,700   IPI, Inc.*....................         29,363

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          FINANCIAL INVESTMENTS
            (CONTINUED)
  5,800   PS Group Holdings, Inc........  $      47,125
  3,100   REFAC Technology Development
            Corp.*......................         17,438
 12,500   Rental Services Corp.*........        218,749
 10,600   Sunrise International Leasing
            Corp.*......................         35,775
                                          -------------
                                                615,663
                                          -------------
          FOOD -- 2.2%
 30,900   Chiquita Brands International,
            Inc.........................        314,794
 13,100   Chock Full o' Nuts Corp.*.....         72,050
 21,300   Corn Products International,
            Inc.........................        509,869
 46,400   Dean Foods Co.................      1,652,999
  2,000   Earthgrains Company...........         44,375
    860   Farmer Brothers Co............        170,280
  8,800   Fresh Foods, Inc.*............         48,400
  2,500   Green Mountain Coffee,
            Inc.*.......................         15,938
 69,800   IBP, Inc......................      1,300,024
  4,300   Imperial Sugar Co.............         26,069
  5,200   Omega Protein Corp.*..........         33,150
  2,700   Scheid Vineyards, Inc., Class
            A*..........................         14,175
    700   Scope Industries..............         46,200
    500   Seaboard Corp.................        149,000
  7,000   Sylvan, Inc.*.................         70,438
                                          -------------
                                              4,467,761
                                          -------------
          HEALTH -- 0.6%
  5,400   Advocat, Inc.*................         12,825
 17,400   Diagnostic Health Services,
            Inc.*.......................         21,206
  1,900   Hanger Orthopedic Group,
            Inc.*.......................         25,650
  2,500   National Home Health Care
            Corp.*......................         10,938
 10,900   PhyMatrix Corp.*..............         18,734
  1,600   PMR Corp.*....................          7,400
 41,100   Quest Diagnostics, Inc.*......        914,475
 13,300   Sheridan Healthcare, Inc.*....        114,713
  1,000   Specialty Care Network,
            Inc.*.......................            656
 20,100   Staff Builders, Inc., Class
            A*..........................          7,638
  4,800   UniHolding Corp.*.............         14,400
 56,500   Vencor, Inc.*.................         74,156
                                          -------------
                                              1,222,791
                                          -------------
          HOUSEHOLD -- 2.6%
 18,400   ACX Technologies, Inc.*.......        241,500
 10,700   Aldila, Inc.*.................         20,063
  5,300   American Biltrite, Inc........         99,375
    700   Baldwin Piano & Organ Co.*....          5,600
  1,400   Brunswick Corp................         26,688
 30,500   Carter-Wallace, Inc...........        552,812
 12,100   Catalina Lighting, Inc.*......         33,275

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD (CONTINUED)
  4,400   Daktronics, Inc.*.............  $      46,200
    200   Educational Insights, Inc.*...            369
  2,700   Escalade, Inc.................         47,081
 18,600   Genlyte Group, Inc.*..........        297,599
 12,600   Gundle/SLT Environmental,
            Inc.*.......................         34,650
 14,300   Home Products International,
            Inc.*.......................        130,488
 16,100   Ivex Packaging Corp.*.........        244,519
  2,100   Jakks Pacific, Inc.*..........         38,850
 52,200   Kimball International, Inc.,
            Class B.....................        776,474
  8,100   Knoll, Inc.*..................        199,463
 10,500   Ladd Furniture, Inc.*.........        179,813
 20,500   Lamson & Sessions Co.*........        101,219
  1,000   Michael Anthony Jewelers,
            Inc.*.......................          3,563
  5,000   Myers Industries, Inc.........        105,625
 11,800   National Service Industries,
            Inc.........................        401,937
 13,100   O'Sullivan Corp...............        109,713
 23,100   O'Sullivan Industries
            Holdings, Inc.*.............        319,068
  4,800   Patrick Industries, Inc.......         64,800
    200   Pubco Corp.*..................          1,725
  2,600   Pulaski Furniture Corp........         53,300
 13,600   Quixote Corp..................        154,700
  8,800   Reunion Industries, Inc.*.....         42,900
  9,800   Rotonics Manufacturing,
            Inc.........................          8,575
 15,000   Rowe Furniture Corp...........        150,000
  4,900   Russ Berrie & Co., Inc........        128,013
 15,700   Shelby Williams Industries,
            Inc.........................        150,131
  4,800   SL Industries, Inc............         56,400
  1,100   Summa Industries, Inc.*.......         10,313
  3,400   Trans-Lux Corp................         29,325
  5,000   Triple S Plastics, Inc.*......         17,500
  5,000   UFP Technologies, Inc.*.......         18,125
  8,800   Winsloew Furniture, Inc.*.....        262,349
                                          -------------
                                              5,164,100
                                          -------------
          INSURANCE -- 5.0%
 12,700   Acceptance Insurance
            Companies, Inc.*............        171,450
 27,800   ARM Financial Group, Inc......        415,263
  1,700   Capital Re Corp...............         29,325
 48,100   Everest Reinsurance Holdings,
            Inc.........................      1,500,118
  2,600   Express Scripts, Inc., Class
            A*..........................        223,438
  1,800   Financial Industries Corp.*...         21,600
 43,700   First American Financial
            Corp........................        691,006
 12,400   Foremost Corp. of America.....        249,550
 14,200   Healthplan Services Corp......        100,288
  9,000   InterContinental Life
            Corp.*......................         74,813
  4,200   Kaye Group, Inc...............         29,925
 16,200   LandAmerica Financial Group,
            Inc.........................        469,800

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
 15,800   Liberty Financial Companies,
            Inc.........................  $     372,288
    400   Midland Co....................          9,650
    600   Mobile America Corp...........          1,650
 36,000   National Data Corp............      1,511,999
  3,200   National Western Life
            Insurance, Class A*.........        338,400
 11,500   Old Republic International
            Corp........................        209,875
 27,800   PMI Group, Inc................      1,289,224
  2,016   Safeguard Health Enterprises,
            Inc.*.......................          5,166
 27,300   Seibels Bruce Group, Inc.*....         85,313
  2,300   Sierra Health Services,
            Inc.........................         29,900
  5,600   Standard Management Corp.*....         35,000
  3,800   Stewart Information Services
            Corp........................        127,538
 62,400   TIG Holdings, Inc.............      1,017,899
 25,000   Trigon Healthcare, Inc.*......        856,250
    200   UICI*.........................          4,500
  5,800   United Wisconsin Services,
            Inc.........................         42,413
                                          -------------
                                              9,913,641
                                          -------------
          LIQUOR & TOBACCO -- 0.6%
 21,200   Coors (Adolph) Co., Class B...      1,144,800
                                          -------------
          MACHINERY -- 7.3%
  8,300   Acme Electric Corp.*..........         33,200
  1,100   American Buildings Co.*.......         20,763
  5,300   Amistar Corp.*................         11,263
 14,600   Ampco-Pittsburgh Corp.........        144,175
  7,000   Astec Industries, Inc.*.......        216,125
  3,200   Briggs & Stratton Corp........        157,800
 16,000   Brown & Sharpe Manufacturing
            Co.*........................         79,000
  2,500   BTU International, Inc.*......          7,344
  1,600   Butler Manufacturing Co.......         37,500
  7,900   CMI Corp., Class A............         49,375
  8,000   Dayton Superior Corp.*........        139,000
    600   Detroit Diesel Corp...........         13,500
  2,500   Edison Control Corp.*.........         21,875
 17,000   Ekco Group, Inc.*.............         57,375
 15,100   ESCO Electronics Corp.*.......        135,900
 15,500   Fedders Corp..................         78,469
    700   Federal Screw Works...........         36,400
  6,900   Gehl Co.*.....................        101,775
  9,700   Gencor Industries, Inc........         61,231
  1,800   Graham Corp.*.................         14,400
 10,000   Greenbrier Companies, Inc.....         95,000
 43,800   Griffon Corp.*................        301,125
  8,300   Haskel International, Inc.,
            Class A.....................        102,713
 30,500   Hussmann International,
            Inc.........................        447,969
 11,800   Laser Power Corp.*............         11,063

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
  5,000   Lincoln Electric Holdings,
            Inc.........................  $      93,125
  8,700   Lufkin Industries, Inc........        144,094
 23,600   Material Sciences Corp.*......        150,450
  5,300   Maxco, Inc.*..................         30,806
  5,200   MFRI, Inc.*...................         16,250
  2,700   Milacron, Inc.................         42,525
  5,800   Monarch Machine Tool Co.......         39,875
 30,000   MotivePower Industries,
            Inc.*.......................        753,749
 24,800   NCI Building Systems, Inc.*...        582,800
 37,400   Novellus Systems, Inc.*.......      2,061,674
  1,800   Oilgear Co....................         13,950
  1,000   P & F Industries, Inc.*.......          9,563
  1,800   Mueller (Paul) Co.............         60,075
  2,000   Peerless Manufacturing
            Corp........................         18,750
  8,100   Pentair, Inc..................        273,375
 10,300   Pitt-Des Moines, Inc..........        234,325
  7,500   Powell Industries, Inc.*......         66,094
 63,000   Premark International, Inc....      2,075,062
  1,900   Quipp, Inc.*..................         40,138
  2,000   Robertson-Ceco Corp.*.........         14,500
    900   Sauer, Inc....................          9,338
    900   Selas Corporation of
            America.....................          4,894
  2,500   Shiloh Industries, Inc.*......         29,688
    600   SPS Technologies, Inc.*.......         23,550
  9,300   Starrett (L.S.) Co., Class
            A...........................        251,100
  6,600   Tecumseh Products Co., Class
            B...........................        299,475
 27,600   Teleflex, Inc.................        940,124
 13,600   Tower Automotive, Inc.*.......        253,300
  9,900   Transtechnology Corp..........        163,350
 50,100   Trinity Industries, Inc.......      1,471,687
  4,200   Twin Disc, Inc................         80,850
 53,800   UNOVA, Inc.*..................        709,487
  8,500   Varlen Corp...................        187,000
 18,200   Watts Industries, Inc.........        246,838
 23,600   York International Corp.......        833,374
                                          -------------
                                             14,599,575
                                          -------------
          MEDIA -- 3.9%
    600   4Kids Entertainment, Inc.*....         17,175
  1,800   Banta Corp....................         34,200
 37,600   Bowne & Co., Inc..............        439,450
 10,900   Cadmus Communications Corp....        156,688
 22,660   Chris-Craft Industries,
            Inc.*.......................      1,033,862
  3,400   Courier Corp..................         70,550
  2,900   Clark (Dick) Productions,
            Inc.*.......................         33,350
  1,700   Dow Jones & Co., Inc..........         80,219
 29,800   Four Media Co.*...............        178,800
 34,800   Franklin Covey Co.*...........        313,200

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          MEDIA (CONTINUED)
  1,175   Grey Advertising..............  $     407,725
  9,100   Houghton Mifflin Co...........        426,563
 58,400   King World Productions,
            Inc.*.......................      1,784,849
 25,400   Media General, Inc., Class
            A...........................      1,181,099
 17,000   Merrill Corp..................        227,375
  4,800   Metatec Corp.*................         20,400
  7,700   Playboy Enterprises, Inc.,
            Class A*....................        154,963
  3,200   Producers Entertainment
            Group*......................          4,800
  9,400   Standard Register Co..........        279,063
    800   Thomas Nelson, Inc............          8,000
 15,300   TMP Worldwide, Inc.*..........        991,631
  3,900   Todd-AO Corp..................         30,713
                                          -------------
                                              7,874,675
                                          -------------
          METALS -- 2.3%
 24,400   AK Steel Holding Corp.........        550,524
 13,600   Atchison Casting Corp.*.......        109,650
    600   Bayou Steel Corp., Class A*...          1,875
  1,200   Brush Wellman, Inc............         17,400
 15,800   Century Aluminum Co...........         89,863
  9,500   Cleveland-Cliffs, Inc.........        323,593
 13,800   Commercial Metals Co..........        276,000
  6,600   Curtiss-Wright Corp...........        205,013
 16,800   Easco, Inc....................        121,800
  1,200   General Housewares Corp.......         12,450
  4,800   Imco Recycling, Inc...........         61,800
  3,600   Insteel Industries, Inc.......         20,250
  3,100   Kentucky Electric Steel,
            Inc.*.......................         10,463
    900   Foster (L.B.) Co.*............          4,163
  7,700   Lindberg Corp.................         67,856
 30,500   Mueller Industries, Inc.*.....        682,437
  2,000   Niagara Corp.*................         12,500
  1,700   Quanex Corp...................         26,350
 10,000   Reliance Steel & Aluminum
            Co..........................        288,125
  8,500   Roanoke Electric Steel
            Corp........................         94,563
  5,500   Southern Peru Limited.........         55,344
 15,300   Steel Technologies, Inc.......        120,488
 27,400   Stillwater Mining Co.*........        722,674
  3,900   Superior Telecom, Inc.........         73,613
  2,000   Tremont Corp..................         35,250
 46,200   Walter Industries, Inc.*......        519,750
 12,000   Webco Industries, Inc.*.......         54,000
                                          -------------
                                              4,557,794
                                          -------------
          MISCELLANEOUS FINANCIAL --1.3%
  6,500   Atalanta Sosnoff Capital
            Corp........................         43,875
    200   Edwards (A.G.) Inc............          6,538
  4,900   Investment Technology Group,
            Inc.*.......................        248,675

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          MISCELLANEOUS FINANCIAL (CONTINUED)
  8,600   John Nuveen Co., Class A......  $     360,125
 15,900   Maxcor Financial Group,
            Inc.*.......................         19,875
    795   Omega Worldwide, Inc.*........          2,981
  6,700   Pilgrim America Capital
            Corp.*......................        127,300
  1,500   Southwest Securities Group,
            Inc.........................         42,375
  4,399   Stifel Financial Corp.........         39,591
 75,200   United Asset Management
            Corp........................      1,701,400
  2,800   Value Line, Inc...............         96,775
                                          -------------
                                              2,689,510
                                          -------------
          OFFICE MACHINERY -- 1.1%
 13,300   Asante Technologies, Inc.*....         12,469
 10,700   Autologic Information
            International, Inc.*........         51,494
 22,000   Baldwin Technology Company,
            Inc., Class A*..............         63,250
  6,100   Boundless Corp.*..............         26,688
  4,180   CSP, Inc.*....................         32,918
  5,000   Dataram Corp.*................         37,500
  6,450   Equinox Systems, Inc.*........         60,469
 10,300   General Binding Corp..........        267,155
 28,900   Gerber Scientific, Inc........        583,418
 14,900   Interphase Corp.*.............         93,125
 11,700   Key Tronic Corp.*.............         38,025
     31   Pinnacle Systems, Inc.*.......          1,411
  9,650   Rainbow Technologies, Inc.*...         96,500
  3,700   SBE, Inc.*....................         17,228
 15,200   Scan Optics, Inc.*............         53,200
  2,400   Storage Technology Corp.*.....         66,900
 29,100   Xircom, Inc.*.................        731,137
                                          -------------
                                              2,232,887
                                          -------------
          OIL -- 0.2%
 19,300   American Resources Offshore,
            Inc.*.......................          7,238
    330   Columbus Energy Corp.*........          1,815
  9,000   Equity Oil Co.*...............          8,438
  2,283   Greka Energy Corp.*...........         15,413
 12,300   Holly Corp....................        164,512
  2,600   Inland Resources, Inc.*.......          5,850
  2,100   Louis Dreyfus Natural Gas
            Corp.*......................         30,450
  6,300   Maynard Oil Co.*..............         54,338
  6,700   Panaco, Inc.*.................          6,281
 27,800   Parallel Petroleum Corp.*.....         34,750
 16,800   PetroCorp, Inc.*..............         83,999
 18,900   Tipperary Corp.*..............         15,356
 15,900   TransTexas Gas Corp.*.........         15,900
  8,700   Virginia Gas Co...............         21,750
                                          -------------
                                                466,090
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          OIL DISTRIBUTION -- 0.4%
  8,500   Aquila Gas Pipeline Corp......  $      61,625
  5,100   Castle Energy Corp............         81,600
 21,100   Huntway Refining Co.*.........         31,650
 32,500   Kaneb Services, Inc.*.........        132,031
  2,800   Quaker Chemical Corp..........         39,550
    400   Sunoco, Inc...................         14,425
 38,400   Tesoro Petroleum Corp.*.......        422,400
                                          -------------
                                                783,281
                                          -------------
          OIL SERVICES -- 0.5%
  4,600   Dawson Geophysical Co.*.......         36,225
  2,800   Eagle Geophysical, Inc.*......         10,675
 31,800   Oceaneering International,
            Inc.*.......................        480,975
 15,000   Petroleum Development
            Corp.*......................         54,375
  6,100   Pool Energy Services Co.*.....         93,406
 27,400   Seitel, Inc.*.................        381,888
  8,700   Transcoastal Marine Services,
            Inc.*.......................         34,800
                                          -------------
                                              1,092,344
                                          -------------
          OTHER UTILITIES -- 3.0%
 21,000   Browning-Ferris Industries,
            Inc.........................        809,813
  2,600   Clean Harbors, Inc.*..........          4,388
 23,300   Columbia Energy Group.........      1,217,425
 25,400   Eastern Enterprises...........        923,925
 71,600   El Paso Energy Corp...........      2,340,424
  4,400   GZA GeoEnvironmental
            Technologies, Inc.*.........         19,800
  7,100   Harding Lawson Associates
            Group*......................         49,700
  4,200   National Fuel Gas Co..........        164,850
  4,300   Peoples Energy Corp...........        138,944
  5,700   Weston (Roy F.), Inc.*........         12,825
  9,800   Southwest Gas Corp............        269,500
 10,700   TRC Companies, Inc.*..........         50,156
                                          -------------
                                              6,001,750
                                          -------------
          PAPER -- 1.5%
    500   Badger Paper Mills, Inc.*.....          3,578
  5,900   Baltek Corp.*.................         53,100
  1,500   Carmel Container Systems,
            Ltd.*.......................          8,438
 11,300   Fibermark, Inc.*..............        133,481
  3,400   Greif Brothers Corp., Class
            A...........................         74,800
112,600   Louisiana-Pacific Corp........      2,097,174
 15,300   Rock-Tenn Co., Class A........        235,238
  7,400   Universal Forest Products,
            Inc.........................        151,700
 22,380   Wausau-Mosinee Paper Corp.....        313,320
                                          -------------
                                              3,070,829
                                          -------------
          REAL ESTATE ASSETS -- 3.5%
  4,000   Alta Gold Co.*................          2,875
 43,100   AMB Property Corp.............        894,324

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS (CONTINUED)
  2,200   Amli Residential Properties...  $      45,375
  1,582   Apartment Investment &
            Management Co...............         57,348
    700   Arden Realty, Inc.............         15,575
 13,700   Bridgestreet Accommodations,
            Inc.*.......................         47,950
 20,300   Castle & Cooke, Inc.*.........        271,513
 12,100   CBL & Associates Properties,
            Inc.........................        281,325
 10,400   Commercial Assets, Inc........         51,350
 16,500   Commercial NET Lease Realty...        184,594
  7,700   Cornerstone Realty Income
            Trust.......................         81,813
  3,600   Developers Diversified
            Realty......................         51,525
  1,600   DeWolfe Companies, Inc........         11,200
  4,900   Excel Legacy Corp.*...........         16,844
 16,200   Forest City Enterprises, Inc.,
            Class A.....................        391,838
  2,100   G&L Realty Corp...............         25,725
 13,591   Healthcare Realty Trust,
            Inc.........................        258,229
 38,000   Highwoods Properties, Inc.....        895,374
  4,700   Hospitality Properties
            Trust.......................        127,194
  4,200   ILX Resorts, Inc.*............          6,825
  5,500   Innkeepers USA Trust..........         51,219
  9,200   Lexford Residential Trust.....        155,825
 41,500   LNR Property Corp.............        819,624
  2,700   Mays (J.W.), Inc.*............         18,900
  1,100   New Mexico & Arizona Land
            Co.*........................          7,975
 38,040   New Plan Excel Realty Trust...        729,892
  8,600   Omega Healthcare Investors,
            Inc.........................        197,263
  2,100   Pan Pacific Retail Properties,
            Inc.........................         37,275
 11,400   Price Enterprises, Inc........         63,413
  6,000   Prime Group Realty Trust......         79,500
  5,600   Prison Realty Corp............         97,650
 14,520   ProLogis Trust................        297,660
  9,600   Silverleaf Resorts, Inc.*.....         76,800
 35,400   Westfield America, Inc........        617,287
  1,500   Wilshire Oil Company of
            Texas*......................          5,906
                                          -------------
                                              6,974,985
                                          -------------
          RETAIL/WHOLESALE -- 9.8%
 27,400   Abercrombie & Fitch Co.*......      2,520,799
  6,450   Aceto Corp....................         76,191
  5,500   Allou Health & Beauty, Class
            A*..........................         58,781
 15,800   American Eagle Outfitters,
            Inc.*.......................      1,132,662
 27,000   Ames Department Stores,
            Inc.*.......................      1,002,374
  4,600   Arden Group, Inc., Class A*...        189,750
 38,500   Audiovox Corp., Class A*......        255,062
  7,200   Avteam, Inc.*.................         35,100
  6,200   Bell Microproducts, Inc.*.....         37,588
 34,600   Bergen Brunswig Corp..........        691,999
  9,100   Best Buy, Inc.*...............        473,199
 95,600   BJ's Wholesale Club, Inc.*....      2,527,424

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
  5,500   Braun's Fashions Corp.*.......  $      44,000
  1,200   Building Materials Holding
            Corp.*......................         12,150
  9,800   Cache, Inc.*..................         61,863
 13,300   Cameron Ashley Building
            Products*...................        121,363
  5,800   Capital Associates, Inc.*.....         22,113
    186   Cardinal Health, Inc..........         12,276
  9,500   Catherines Stores Corp.*......         66,500
 24,500   CHS Electronics, Inc.*........         78,094
 16,600   DEB Shops, Inc................        186,750
  2,900   Discount Auto Parts, Inc.*....         62,350
 20,700   Drug Emporium, Inc.*..........         99,619
  5,500   Duane Reade, Inc.*............        153,313
  3,300   Eagle Food Centers, Inc.*.....          9,694
 12,000   Enesco Group, Inc.............        216,750
  1,900   Envirosource, Inc.*...........          4,750
 22,700   EZCORP, Inc., Class A.........        156,063
  1,717   Factory 2-U Stores, Inc.*.....         19,960
    800   Foodarama Supermarkets,
            Inc.*.......................         22,800
  5,800   Fred's, Inc...................         63,800
  4,500   Friedman's, Inc., Class A.....         40,500
  7,600   Hahn Automotive Warehouse,
            Inc.*.......................         13,300
 17,300   Heilig Meyers Co..............         89,744
  1,300   Holiday RV Superstores,
            Inc.*.......................          3,250
 27,400   Hughes Supply, Inc............        623,349
  3,500   IIC Industries, Inc.*.........         35,000
 14,100   Industrial Distribution Group,
            Inc.*.......................         74,025
  1,500   Johnson Worldwide Associates,
            Inc., Class A*..............          9,750
 11,100   Katy Industries, Inc..........        144,300
 14,900   Loehmann's, Inc.*.............         17,694
  3,100   Longs Drug Stores, Inc........         94,356
 16,600   Maxim Group, Inc.*............        141,100
 10,000   Metal Management, Inc.*.......         15,938
 35,900   Micro Warehouse, Inc.*........        578,887
 26,800   MicroAge, Inc.*...............        144,050
  3,400   Moore Medical Corp.*..........         35,700
  6,800   NCS Healthcare, Inc., Class
            A*..........................         81,600
    500   Noland Co.....................         10,500
  5,400   Pamida Holdings Corp.*........         16,875
 18,600   Phar-Mor, Inc.*...............        109,275
  4,000   PolyMedica Corp.*.............         30,000
  6,300   Programmer's Paradise,
            Inc.*.......................         76,388
  1,700   QEP Company, Inc.*............         13,813
  3,500   Rag Shops, Inc.*..............          7,875
  8,400   Recycling Industries, Inc.*...          1,512
  5,200   Reeds Jewelers, Inc.*.........         13,650
 14,000   REX Stores Corp.*.............        161,875
 26,400   Ruddick Corp..................        514,799

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
  7,300   S & K Famous Brands, Inc.*....  $      63,419
 14,700   Savoir Technology Group,
            Inc.*.......................        126,788
  7,100   Seaway Food Town, Inc.........        102,950
 10,100   SED International Holdings,
            Inc.*.......................         29,038
 37,900   Service Merchandise Co.*......          8,883
 19,400   Shoe Carnival, Inc.*..........        242,500
  4,900   Software Spectrum, Inc.*......         66,763
  2,000   Speizman Industries, Inc.*....          7,500
  3,900   Sport Chalet, Inc.*...........         21,938
 10,700   Syms Corp.*...................         79,581
  3,800   Tandycrafts, Inc.*............          8,313
 22,200   Today's Man, Inc.*............         29,138
  8,800   Tractor Supply Co.*...........        224,950
  6,508   Travel Ports of America,
            Inc.*.......................         23,592
 52,800   U.S. Foodservice*.............      2,455,199
 16,300   United Retail Group, Inc.*....        187,450
  7,100   Universal Corp................        181,494
  2,600   Value City Department Stores,
            Inc.*.......................         25,350
  2,700   Village Supermarket, Inc.,
            Class A*....................         38,138
  2,300   Western Beef, Inc.*...........         15,094
 53,500   Zale Corp.*...................      1,829,030
                                          -------------
                                             19,281,350
                                          -------------
          SERVICES -- 9.2%
 65,700   AC Nielsen Corp.*.............      1,782,112
 42,500   Acxiom Corp.*.................      1,126,250
  2,400   Adept Technology, Inc.*.......         15,825
  2,100   American Vantage Companies*...          2,166
 11,700   Angelica Corp.................        163,800
 15,000   Ardent Software, Inc.*........        240,938
  5,600   Avant! Corporation*...........         99,400
  4,600   AXENT Technologies, Inc.*.....        110,688
    400   Berlitz International,
            Inc.*.......................          8,925
  1,800   BroadVision, Inc.*............        107,550
  9,000   Castle Dental Centers,
            Inc.*.......................         60,188
 13,900   CDI Corp.*....................        334,469
  3,600   Checkfree Holdings Corp.*.....        153,225
 11,500   Corrpro Companies, Inc.*......        130,813
 28,600   Covance, Inc.*................        716,787
 13,700   CPI Corp......................        306,538
  3,700   Craig Corp.*..................         27,981
    800   Data Broadcasting Corp.*......         11,100
 12,100   Dataware Technologies,
            Inc.*.......................         30,250
  2,900   Diehl Graphsoft, Inc.*........          9,244
  4,900   Duff & Phelps Credit Rating
            Co..........................        256,638
  8,300   Emcon, Inc.*..................         26,975
  1,500   Esquire Communications,
            Ltd.*.......................          8,906
 14,400   Exponent, Inc.*...............         81,000

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 52,300   Gtech Holdings Corp.*.........  $   1,274,812
 17,000   Headway Corporate Resources,
            Inc.*.......................         74,375
 14,400   Indus International, Inc.*....         63,900
 11,100   Infinium Software, Inc.*......         49,950
  2,600   Interlinq Software Corp.*.....         19,988
 27,600   Kelly Services, Inc., Class
            A...........................        765,899
  2,000   Made2Manage Systems, Inc.*....         17,500
    200   Marlton Technologies, Inc.*...            988
  4,100   Mastech Corp.*................         53,300
  8,900   Mechanical Dynamics, Inc.*....         55,625
 95,700   Mentor Graphics Corp.*........      1,291,949
  9,585   Merant plc -- ADR.............         93,454
 35,400   Mercury Interactive Corp.*....      1,261,124
  9,700   Baker (Michael) Corp.*........         70,325
 17,500   Morrison Knudsen Corp.*.......        173,906
  4,400   National Computer Systems,
            Inc.........................        107,800
 10,400   National Technical Systems,
            Inc.........................         61,100
    800   Network Associates, Inc.*.....         24,550
  5,400   New Horizons Worldwide,
            Inc.*.......................        107,325
  2,166   Nielsen Media Research,
            Inc.........................         53,473
    100   Nobel Learning Communities,
            Inc.*.......................            488
  4,900   Norstan, Inc.*................         45,325
  2,800   Olsten Corp...................         17,325
  2,900   Opinion Research Corp.*.......         10,513
  3,700   OutSource International,
            Inc.*.......................         12,025
 12,900   PC Docs Group International,
            Inc.*.......................         55,631
 11,000   Personnel Group of America,
            Inc.*.......................         79,063
 15,300   Policy Management Systems
            Corp.*......................        468,563
  5,550   Progress Software Corp.*......        189,394
 13,400   Project Software &
            Development, Inc.*..........        328,300
 33,100   ProMedCo Management Co.*......        153,088
  4,000   Prophet 21, Inc.*.............         43,000
 11,000   Protection One, Inc.*.........         68,750
  4,500   Quality Systems, Inc.*........         16,875
  2,000   RealNetworks, Inc.*...........        244,375
 13,900   RMH Teleservices, Inc.*.......         28,669
  5,400   SEI Investments Co............        499,499
 17,000   Simione Central Holdings,
            Inc.*.......................         29,750
 11,500   SS&C Technologies, Inc.*......        142,313
 68,100   Sterling Software, Inc.*......      1,617,374
  8,500   Sykes Enterprises, Inc.*......        274,656
 43,000   Symantec Corp.*...............        728,312
  5,900   Symix Systems, Inc.*..........         89,975
  5,300   Team, Inc.*...................         10,600
  9,100   Template Software, Inc.*......         39,813
  2,400   THQ, Inc.*....................         48,900

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 42,700   Titan Corp.*..................  $     218,838
    200   TREEV, Inc.*..................            375
 14,500   TRM Corp.*....................        102,406
    400   UniFirst Corp.................          8,450
 22,600   USWeb Corp.*..................        932,249
  2,100   Visual Networks, Inc.*........         78,488
 16,900   Walker Interactive Systems*...         71,825
 10,400   Wall Data, Inc.*..............        149,500
  3,700   Warrantech Corp.*.............         11,794
                                          -------------
                                             18,249,612
                                          -------------
          SOAPS & COSMETICS -- 0.6%
 21,527   Block Drug Company, Inc.,
            Class A.....................        882,606
  2,100   CCA Industries, Inc.*.........          2,559
  9,400   CPAC, Inc.*...................         69,325
    800   Del Laboratories, Inc.........         14,200
  4,700   Guest Supply, Inc.*...........         41,125
  6,800   Jean Philippe Fragrances,
            Inc.*.......................         42,500
    100   NCH Corp......................          4,775
  2,800   Revlon, Inc., Class A*........         56,700
  2,200   Scott's Liquid Gold, Inc.*....          2,888
                                          -------------
                                              1,116,678
                                          -------------
          TELEPHONE -- 3.0%
 41,000   Aliant Communications, Inc.,
            Class A.....................      1,678,438
    600   American Tower Corp.*.........         14,700
 74,800   Amnex, Inc.*..................         18,700
  6,500   Atlantic Tele-Network,
            Inc.*.......................         58,500
 12,800   Century Communications, Class
            A*..........................        594,400
  6,000   Conestoga Enterprises, Inc....        178,500
 13,100   CoreComm, Ltd.*...............        481,425
  3,800   Hector Communications
            Corp.*......................         30,875
  3,900   Hickory Tech Corp.............         43,875
  3,600   Jones Intercable, Inc.*.......        144,000
  1,100   Lynch Corp.*..................         79,200
 44,875   Price Communications Corp.*...        499,234
 39,200   Telephone and Data Systems,
            Inc.........................      2,209,900
                                          -------------
                                              6,031,747
                                          -------------
          TEXTILES -- 1.6%
    750   Alba-Waldensian, Inc..........         11,438
  7,900   Brown Group, Inc..............        104,181
  2,500   Columbia Sportswear Co.*......         49,063
  1,600   Concord Fabrics, Inc., Class
            A*..........................          6,600
  4,500   Dexter Corp...................        141,750
  9,400   Dixie Group, Inc..............         66,975

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          TEXTILES (CONTINUED)
  4,900   Dyersburg Corp................  $       7,656
  3,800   Galey & Lord, Inc.*...........         16,863
 12,500   Haggar Corp...................        126,563
  1,600   Hallwood Group, Inc.*.........         29,200
 12,400   Jos A Bank Clothiers, Inc.*...         75,950
 16,300   Kellwood Co...................        359,618
 52,600   Mohawk Industries, Inc.*......      1,577,999
 11,300   Oxford Industries, Inc........        275,437
  1,300   Premiumwear, Inc.*............          6,175
  1,400   Barry (R.G.)*.................         12,250
    700   Russell Corp..................         14,088
  6,800   Supreme International
            Corp.*......................         66,300
  3,500   Leslie Fay Company, Inc.*.....         16,188
    300   Timberland Co., Class A*......         18,919
  8,400   Warnaco Group, Inc............        207,375
                                          -------------
                                              3,190,588
                                          -------------
          TRANSPORTATION -- 2.4%
  2,500   B+H Ocean Carriers, Ltd.*.....          4,844
  4,700   Boyd Brothers Transportation,
            Inc.*.......................         38,188
 29,900   Consolidated Freightways*.....        351,325
  8,600   Fritz Companies, Inc.*........         59,125
  6,500   Genesee & Wyoming, Inc., Class
            A*..........................         69,469
 40,200   Kansas City Southern
            Industries, Inc.............      2,291,399
 12,000   Landstar System, Inc.*........        397,500
  9,900   Marten Transport, Ltd.*.......        136,125
  1,500   Motor Cargo Industries,
            Inc.*.......................          9,000
  2,700   Oglebay Norton Co.............         59,231
 15,300   Old Dominion Freight Line,
            Inc.*.......................        174,038
 12,500   Railtex, Inc.*................        142,188
  8,900   Transport Corp. of America,
            Inc.*.......................        102,350
 22,400   USFreightways Corp............        736,399
 13,800   Yellow Corp.*.................        239,775
                                          -------------
                                              4,810,956
                                          -------------
          TRAVEL/ENTERTAINMENT -- 2.4%
  4,600   Amerco, Inc.*.................         98,900
  5,800   Ark Restaurants Corp.*........         58,725
  6,600   Back Bay Restaurant Group*....         66,825
  2,200   Benihana, Inc.*...............         28,600
 11,000   Bob Evans Farms, Inc..........        220,000
  6,600   Casa Ole' Restaurants,
            Inc.*.......................         25,575
  5,813   Cooker Restaurant Corp.*......         30,155
110,000   Darden Restaurants, Inc.......      2,268,749
  4,700   DenAmerica Corp.*.............          4,700
 37,800   Dollar Thrifty Automotive
            Group, Inc.*................        652,050

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT
            (CONTINUED)
  8,000   Fresh Choice, Inc.*...........  $      20,500
  6,000   Friendly Ice Cream Corp.*.....         36,750
  4,000   Garden Fresh Restaurant
            Corp.*......................         57,000
  5,725   Lakes Gaming, Inc.*...........         46,873
  6,800   Nathan's Famous, Inc.*........         23,800
 22,900   Park Place Entertainment
            Corp.*......................        173,181
  6,300   Piccadilly Cafeterias, Inc....         66,938
    100   PLM International, Inc.*......            531
 13,800   Quintel Communications,
            Inc.*.......................         12,075
    600   Rainforest Cafe, Inc.*........          3,019
  3,900   Rally's Hamburgers, Inc.*.....          2,194
  9,400   Rock Bottom Restaurants,
            Inc.*.......................         80,488
 40,700   Ryan's Family Steak Houses,
            Inc.*.......................        490,944
 16,400   Sizzler International,
            Inc.*.......................         30,750
  1,500   Sonesta International Hotels
            Corp., Class A..............         15,000
  1,500   Uno Restaurant Corp.*.........         10,500
 15,300   VICORP Restaurants, Inc.*.....        244,800
 49,500   Video Update, Inc., Class
            A*..........................         41,765
                                          -------------
                                              4,811,387
                                          -------------
          TOTAL COMMON STOCKS (COST
            $186,472,523) -- 93.1%......    185,936,689
                                          -------------
          WARRANTS -- 0.0%
  1,100   Herley Industries Inc. @
            15.6*.......................          3,163
                                          -------------
          TOTAL WARRANTS................          3,163
                                          -------------
          REPURCHASE AGREEMENT -- 2.7%
          Bear Stearns, dated 3/31/99,
            due 4/1/99 at 4.92% with a
            maturity value of $5,426,573
            (collateralized by
            $5,377,696 various U.S.
            Treasury Bonds due 11/15/12
            at 10.375%, total value
            including accrued interest
            of $5,537,699)..............      5,425,832
                                          -------------
          TOTAL SHORT TERM SECURITIES
            (COST $5,425,832)...........      5,425,832
                                          -------------
          TOTAL INVESTMENTS (COST
            $191,898,355)(a) -- 95.8%...    191,365,684
                                          -------------
          DEPOSITS WITH BROKERS FOR
            SECURITIES SOLD
            SHORT -- 96.7%
          Bear Stearns Deposit A/C,
            4.8%........................    193,202,541
                                          -------------
          TOTAL DEPOSITS WITH BROKERS
            FOR SECURITIES SOLD SHORT
            (COST $193,202,541).........    193,202,541
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

                                          MARKET VALUE
                                          -------------
          PAYABLE TO BROKERS FOR
            SECURITIES PURCHASED
            SHORT -- (3.3)%.............  $  (6,650,188)
                                          -------------
          SECURITIES SOLD SHORT
            (PROCEEDS
            $205,681,985) -- (91.9)%....   (183,544,598)
                                          -------------
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 2.7%.........      5,417,732
                                          -------------
          TOTAL NET ASSETS -- 100.0%....  $ 199,791,171
                                          =============

---------------
* Non-income producing security.

ADR -- American Depositary Receipt.

(a) At March 31, 1999, the aggregate cost of investment securities and proceeds for securities sold short for income tax purposes was $569,483,722. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

    Unrealized
      appreciation -- Investments..........  $19,895,138
    Unrealized appreciation -- Short
      Sales................................   40,634,466
    Unrealized
      depreciation -- Investments..........  (21,266,037)
    Unrealized depreciation -- Short
      Sales................................  (18,497,079)
                                             -----------
    Net unrealized appreciation............  $20,766,488
                                             ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS -- 91.9%
          AIRLINES -- 1.8%
 10,500   Mesaba Holdings, Inc.*.........  $    140,766
 32,600   Northwest Airlines Corp.*......       906,688
 24,200   UAL Corp.*.....................     1,881,549
 12,800   US Airways Group, Inc.*........       624,800
                                           ------------
                                              3,553,803
                                           ------------
          AUTOS -- 0.6%
  4,200   Collins Industries, Inc. ......        19,950
  2,300   Lund International Holdings,
            Inc.*........................        14,663
 59,800   Mascotech, Inc. ...............       926,900
 27,000   OEA, Inc. .....................       222,750
                                           ------------
                                              1,184,263
                                           ------------
          BANKING -- 4.9%
 67,400   Amresco, Inc.*.................       518,138
 33,100   Bank United Corp. .............     1,352,963
    300   BankAtlantic Bancorp, Inc. ....         2,081
 80,200   Dime Bancorp, Inc. ............     1,859,638
  3,700   First Alliance Corp.*..........        13,413
  3,100   Harris Financial, Inc. ........        37,394
  1,405   HUBCO, Inc. ...................        47,155
  7,200   Lawrence Savings Bank*.........        69,300
  6,600   Northwest Bancorp, Inc. .......        61,050
  9,500   Security First Technologies
            Corp.*.......................       698,250
201,740   Sovereign Bancorp, Inc. .......     2,471,314
  3,400   St. Paul Bancorp, Inc. ........        73,631
 19,500   US Trust Corp. ................     1,446,656
 33,000   Webster Financial Corp. .......       952,875
 11,700   Westcorp.......................        90,675
                                           ------------
                                              9,694,533
                                           ------------
          BUILDING -- 0.6%
  1,300   Amerilink Corp.*...............         9,831
 10,000   Avatar Holdings, Inc.*.........       182,500
  8,900   D. R. Horton, Inc. ............       149,075
  9,100   Webb (Del E.) Corp. ...........       197,356
 55,400   Foster Wheeler Corp. ..........       671,726
                                           ------------
                                              1,210,488
                                           ------------
          CHEMICALS -- 2.4%
 34,400   Advanced Polymer Systems,
            Inc.*........................       150,500
  3,200   Alcide Corp.*..................        50,000
  7,000   American Pacific Corp.*........        54,250
  1,400   Bandag, Inc. ..................        39,375
  9,600   Cytec Industries, Inc.*........       214,200
 45,900   Georgia Gulf Corp. ............       513,506
 21,600   Hercules, Inc. ................       545,400
 38,500   Lyondell Chemical Co. .........       526,969
 60,600   Smith International, Inc.*.....     2,424,000

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          CHEMICALS (CONTINUED)
  7,200   Synthetech, Inc.*..............  $     31,500
 41,000   Terra Industries, Inc. ........       187,063
                                           ------------
                                              4,736,763
                                           ------------
          COMPUTER -- 0.0%
  4,700   Micron Electronics, Inc.*......        55,225
                                           ------------
          CONSTRUCTION MATERIALS -- 0.9%
  2,000   Ceradyne, Inc.*................         6,375
  5,900   Dal-Tile International,
            Inc.*........................        53,469
 29,900   Hexcel Corp.*..................       211,169
 39,400   Owens-Corning..................     1,253,412
 10,600   Owens-Illinois, Inc.*..........       265,000
                                           ------------
                                              1,789,425
                                           ------------
          DEFENSE -- 0.9%
 67,800   McDermott International,
            Inc. ........................     1,716,188
                                           ------------
          DRUGS -- 5.9%
 12,800   Advanced Magnetics, Inc.*......        44,800
 12,100   Algos Pharmaceuticals Corp.*...       297,963
 22,000   Alkermes, Inc.*................       599,499
 18,500   Amylin Pharmaceuticals,
            Inc.*........................        19,656
 14,600   Anesta Corp.*..................       329,413
  1,800   Anika Therapeutics, Inc.*......         9,450
 18,000   Aphton Corp.*..................       292,500
 15,600   Arqule, Inc.*..................        72,150
  9,000   Aviron*........................       182,250
 20,100   Bio-Technology General
            Corp.*.......................       119,972
 22,400   Biocryst Pharmaceuticals,
            Inc.*........................       142,800
 10,500   Cel-Sci Corp.*.................        20,344
 21,900   Celgene Corp.*.................       350,400
  5,400   Centocor, Inc.*................       199,463
 26,800   COR Therapeutics, Inc.*........       266,325
 18,600   Creative Biomolecules, Inc.*...        43,013
  5,900   Cygnus, Inc.*..................        44,250
  2,100   Emisphere Technologies,
            Inc.*........................        18,900
 13,600   Gilead Sciences, Inc.*.........       618,799
 28,400   Guilford Pharmaceuticals,
            Inc.*........................       323,050
 26,100   Human Genome Sciences, Inc.*...       905,343
 13,000   Icos Corporation*..............       438,750
 26,400   Imclone Systems, Inc.*.........       445,500
 35,900   Immune Response Corp.*.........       316,369
  3,900   Inhale Therapeutic Systems,
            Inc.*........................       105,788
 18,400   Interneuron Pharmaceuticals,
            Inc.*........................        52,900
 40,700   Isis Pharmaceuticals, Inc.*....       366,300
 16,100   Lifecore Biomedical, Inc.*.....       139,869
 25,600   Ligand Pharmaceutical, Inc.,
            Class B*.....................       209,600
 29,200   Magainin Pharmaceuticals,
            Inc.*........................        45,625
 27,100   Martek Biosciences Corp.*......       152,438

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          DRUGS (CONTINUED)
 21,100   Molecular Biosystems, Inc.*....  $     56,706
 10,600   Myriad Genetics, Inc.*.........        95,400
 13,500   NEO RX Corporation*............        20,672
 16,700   Neose Technologies, Inc.*......       228,581
  4,200   Neurogen Corp.*................        44,888
 26,000   Northfield Laboratories,
            Inc.*........................       286,000
 26,800   Noven Pharmaceuticals, Inc.*...       123,950
 21,100   NPS Pharmaceuticals, Inc.*.....       158,250
  5,300   Orphan Medical, Inc.*..........        38,425
 10,700   OSI Pharmaceuticals, Inc.*.....        53,500
 21,200   Pharmacyclics, Inc.*...........       349,800
 21,900   Protein Design Labs, Inc.*.....       329,869
 18,200   Research Frontiers, Inc.*......       129,675
 19,500   Sangstat Medical Corp.*........       241,313
  5,300   Sonus Pharmaceuticals, Inc.*...        39,750
  5,700   Sugen, Inc.*...................       109,369
 12,600   Synaptic Pharmaceuticals
            Corp.*.......................        86,625
 12,400   Theragenics Corp.*.............        86,800
 19,600   Transkaryotic Therapies,
            Inc.*........................       622,299
 19,700   Triangle Pharmaceuticals,
            Inc.*........................       210,544
  4,000   Twinlab Corp.*.................        37,500
  7,200   U.S. Bioscience, Inc.*.........        78,300
 29,500   Vertex Pharmaceuticals,
            Inc.*........................       744,874
 22,800   Vical, Inc.*...................       233,700
 11,700   Xoma Ltd.*.....................        35,831
 21,000   Zila, Inc.*....................        79,406
                                           ------------
                                             11,695,506
                                           ------------
          DURABLES -- 0.0%
  2,200   Fountain Powerboat Industries,
            Inc.*........................         9,900
                                           ------------
          ELECTRIC UTILITIES -- 0.3%
  1,100   Maine Public Service Co. ......        14,438
  6,100   Minnesota Power, Inc. .........       120,475
 44,500   Unisource Energy Corp. ........       492,281
    300   York Research Corp.*...........         1,481
                                           ------------
                                                628,675
                                           ------------
          ELECTRONICS -- 7.3%
 13,900   Abiomed, Inc.*.................       173,750
  6,700   Active Voice Corp.*............        64,488
 20,000   ADE Corp.*.....................       190,000
 20,800   Adtran, Inc.*..................       341,900
 43,000   Advanced Micro Devices,
            Inc.*........................       666,499
  7,600   Affymetrix, Inc.*..............       264,575
 40,100   Alliance Semiconductor
            Corp.*.......................       100,250
  6,200   American Science & Engineering,
            Inc.*........................        44,175
 10,800   Andrea Electronics Corp.*......        72,900
  9,800   Applied Digital Access,
            Inc.*........................        22,050

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
 29,600   AVX Corp. .....................  $    473,600
 10,500   Barringer Technologies,
            Inc.*........................        69,563
  4,300   Boca Research, Inc.*...........        14,513
  4,800   Broadband Technologies,
            Inc.*........................         7,200
 11,400   California Micro Devices
            Corp.*.......................        29,213
  7,000   Chad Therapeutics, Inc.*.......        15,750
 10,500   Cholestech Corp.*..............        22,313
 39,800   Cognex Corp.*..................       942,762
 15,000   Cohu, Inc. ....................       348,750
 24,400   Cooper Companies, Inc.*........       375,150
 27,800   Credence Systems Corp.*........       595,962
  2,400   Cytyc Corp.*...................        33,300
 25,800   Diametrics Medical, Inc.*......       153,188
 17,900   Digital Microwave Corp.*.......       149,913
 14,300   Energy Conversion Devices*.....       132,275
  4,700   Epitope, Inc.*.................        23,500
 18,000   FEI Co.*.......................       150,750
  9,200   Galileo Corp.*.................        44,850
 43,400   GenRad, Inc.*..................       623,874
 27,500   I-Stat Corp.*..................       254,375
  1,700   Innovex, Inc. .................        22,738
 53,200   Input/Output, Inc.*............       335,825
 19,800   Intergrated Silicon Solution,
            Inc.*........................        54,450
 45,100   Kemet Corp.*...................       518,649
    700   Komag, Inc.*...................         3,063
  4,300   Kopin Corp.*...................        59,394
 10,300   Mentor Corp. ..................       151,281
 50,400   Millipore Corp. ...............     1,215,899
207,300   National Semiconductor
            Corp.*.......................     1,930,480
 22,100   Neopath, Inc.*.................        88,400
 13,500   Novoste Corp.*.................       324,000
 38,000   Oak Technology, Inc.*..........       116,375
 39,300   Oakley, Inc.*..................       272,644
  9,100   Perceptron, Inc.*..............        33,272
 16,300   Possis Medical, Inc.*..........       163,000
 19,000   Premisys Communications
            Inc.*........................       163,875
 31,300   Remec, Inc.*...................       653,387
  3,700   Sabratek Corp.*................        55,500
  5,500   Sawtek, Inc.*..................       185,625
  5,100   SCI Systems, Inc.*.............       151,088
  1,000   Sensormatic Electronics
            Corp. .......................         9,500
 15,000   Sheldahl, Inc.*................        90,938
 26,300   Sipex Corp.*...................       343,544
    500   STAAR Surgical Co.*............         3,875
 10,600   STM Wireless, Inc., Class A*...        30,475
  1,100   Tekelec*.......................         8,044
 10,400   Tektronix, Inc. ...............       262,600
 22,200   Thermo Cardiosystems, Inc.*....       177,600

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
  1,100   Thermo Instrument Systems,
            Inc.*........................  $     15,881
  8,800   Thermo Power Corp.*............        70,400
  5,000   Thermotrex Corp.*..............        28,750
 17,100   Trimble Navigation, Ltd.*......       166,725
    300   Unitrode Corp.*................         4,256
 24,400   Vicor Corp.*...................       305,000
 18,500   Westell Technologies, Inc.*....        81,516
                                           ------------
                                             14,499,437
                                           ------------
          FINANCIAL INVESTMENTS -- 0.2%
  5,500   Competitive Technologies,
            Inc.*........................        27,500
  7,800   Igen International, Inc.*......       187,200
 20,500   Royal Gold, Inc.*..............        82,000
  8,200   US Energy Corp.*...............        29,725
 10,000   Western Water Co.*.............        50,000
                                           ------------
                                                376,425
                                           ------------
          FOOD -- 1.6%
 50,300   Cadiz, Inc.*...................       402,400
 62,100   Dole Food Company, Inc. .......     1,847,474
 29,400   Dreyers Grand Ice Cream,
            Inc. ........................       380,363
  2,800   Gardenburger, Inc.*............        27,650
 12,370   Midwest Grain Products,
            Inc.*........................       123,700
    800   Opta Food Ingredients, Inc.*...         2,025
  4,900   Suiza Foods Corp.*.............       165,069
  8,700   Tejon Ranch Co. ...............       144,094
 10,300   Thorn Apple Valley, Inc.*......        22,531
                                           ------------
                                              3,115,306
                                           ------------
          HEALTH -- 1.0%
 14,500   Apria Healthcare Group,
            Inc.*........................       172,188
 19,200   Cryolife, Inc.*................       211,200
 17,900   Curative Health Services,
            Inc.*........................       205,850
  5,900   Daxor Corp.*...................        81,125
 38,400   Enzo Biochem, Inc.*............       359,999
 28,100   Health Management Associates,
            Inc.*........................       342,469
 11,200   Impath, Inc.*..................       274,399
  5,700   Integrated Orthopaedics,
            Inc.*........................        10,688
 19,100   Prime Medical Services,
            Inc.*........................       140,863
 18,800   Psychemedics Corp. ............        75,200
 20,600   Quorum Health Group, Inc.*.....       206,000
  4,700   Sun Healthcare Group, Inc.*....         4,700
                                           ------------
                                              2,084,681
                                           ------------
          HOUSEHOLD -- 2.5%
 10,000   BE Aerospace, Inc.*............       147,500
 10,300   Bush Industries, Inc. .........       126,819
 57,000   Callaway Golf Co. .............       580,688
 13,900   Cross (A.T.) Co., Class A......       101,644
 19,000   Ethan Allen Interiors, Inc. ...       789,688

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD (CONTINUED)
 68,200   Miller (Herman), Inc. .........  $  1,244,649
  1,200   Lear Corp.*....................        51,225
 10,600   Marvel Enterprises, Inc.*......        69,563
    600   Ohio Art Co. ..................         6,900
 13,200   Simula, Inc.*..................        75,075
 21,900   Synetic, Inc.*.................     1,223,662
 36,100   Tupperware Corp. ..............       649,800
                                           ------------
                                              5,067,213
                                           ------------
          INSURANCE -- 2.9%
  1,800   Allcity Insurance Co.*.........        12,713
  3,100   Allmerica Financial Corp. .....       170,694
 28,900   Citizens, Inc.*................        86,700
  6,500   CMAC Investment Corp. .........       253,500
  2,600   Comprehensive Care Corp.*......         2,275
 75,300   Erie Indemnity Co., Class A....     2,070,749
 33,200   Gainsco, Inc. .................       161,850
  5,600   Leucadia National Corp.*.......       169,400
 17,500   Maxicare Health Plans, Inc.*...        89,688
 32,100   Mercury General Corp. .........     1,119,487
  3,100   MGIC Investment Corp. .........       108,694
 10,900   Orion Capital Corp. ...........       340,625
 33,600   Oxford Health Plans, Inc.*.....       525,000
 16,500   Pre-Paid Legal Services,
            Inc.*........................       404,250
 16,700   RTW, Inc. .....................        79,325
 19,600   Vesta Insurance Group, Inc. ...       101,675
                                           ------------
                                              5,696,625
                                           ------------
          MACHINERY -- 5.8%
 14,200   Ag-Chem Equipment Co., Inc.*...       142,000
 60,900   AGCO Corp. ....................       399,656
  4,300   Ametek, Inc. ..................        78,475
  5,000   Asyst Technologies, Inc.*......        68,750
  4,300   Brooks Automation, Inc.*.......        96,213
 90,600   Case Corp. ....................     2,298,974
  3,500   Central Sprinkler Corp.*.......        49,875
  7,600   CFM Technologies, Inc.*........        55,100
 22,500   Cooper Cameron Corp.*..........       762,187
 21,400   Cuno, Inc.*....................       299,600
  5,300   Cymer, Inc.*...................       105,338
 29,100   Electroglas, Inc.*.............       374,663
 20,400   Etec Systems, Inc.*............       600,525
  8,200   FSI International, Inc.*.......        49,200
 58,900   Harnischfeger Industries,
            Inc. ........................       334,994
 30,100   Helix Technology Corp. ........     462,788 \
 26,100   Idex Corp. ....................       614,981
  9,300   Industrial Holdings, Inc.*.....        69,169
 16,100   Intevac, Inc.*.................        92,575

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
  2,900   Kulicke & Soffa Industries,
            Inc.*........................  $     73,225
 34,400   Lam Research Corp.*............       997,599
 35,700   Littlefuse, Inc.*..............       655,988
 13,200   Mattson Technology, Inc.*......        89,100
  4,800   Osmonics, Inc.*................        38,100
 43,500   Pall Corp. ....................       720,468
  4,900   PRI Automation, Inc.*..........       102,900
  4,500   Recovery Engineering, Inc.*....        42,188
 26,000   Roper Industries, Inc. ........       620,750
 19,900   Semitool, Inc.*................       124,375
 17,000   Speedfam International,
            Inc.*........................       204,000
 24,000   UCAR International, Inc.*......       339,000
 17,500   Unique Mobility, Inc.*.........        77,656
  7,100   Weatherford International
            Inc.*........................       185,488
 16,200   Whittaker Corp.*...............       355,388
                                           ------------
                                             11,581,288
                                           ------------
          MEDIA -- 1.6%
  8,700   Ackerley Group, Inc. ..........       147,356
  2,900   Central Newspapers, Inc. ......        90,263
 10,600   Day Runner, Inc.*..............       128,525
 20,700   E.W. Scripps Co. ..............       915,974
  7,100   Harvey Entertainment Co.*......        31,063
  4,600   Knight Ridder, Inc. ...........       230,000
 22,650   Lamar Advertising Co.*.........       768,684
  2,400   Metromedia International Group,
            Inc.*........................        11,700
 60,100   Primedia, Inc.*................       841,400
  3,000   Sinclair Broadcast Group, Inc.,
            Class A*.....................        43,688
  1,600   The McClatchy Co. .............        53,700
                                           ------------
                                              3,262,353
                                           ------------
          METALS -- 4.5%
 15,200   Acme Metals, Inc.*.............         3,800
  4,600   Andrew Corp.*..................        56,638
 43,200   ASARCO, Inc. ..................       594,000
 58,600   Bethlehem Steel Corp.*.........       483,450
    700   Citation Corp.*................         7,175
108,000   Cyprus Amax Minerals Co. ......     1,309,500
207,900   Freeport-McMoran Copper & Gold,
            Inc., Class A................     2,130,975
  4,200   Harsco Corp. ..................       105,788
 52,900   Kaiser Aluminum Corp.*.........       287,644
 16,200   Keystone Consolidated
            Industries, Inc.*............        89,100
 35,700   Lone Star Technologies,
            Inc.*........................       446,250
 10,000   Maverick Tube Corp.*...........        70,625
  3,400   National-Standard Co.*.........        10,200

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          METALS (CONTINUED)
 59,300   Phelps Dodge Corp. ............  $  2,920,524
 10,000   Titan International, Inc. .....        76,875
  8,300   USX-U.S. Steel Group, Inc. ....       195,050
 17,200   WHX Corp.*.....................       135,450
 10,000   Worthington Industries,
            Inc. ........................       117,500
                                           ------------
                                              9,040,544
                                           ------------
          MISCELLANEOUS FINANCIAL -- 0.6%
 23,800   Paine Webber Group, Inc. ......       949,024
  7,000   Pioneer Group, Inc. ...........       103,688
  4,100   Price (T. Rowe) Associates,
            Inc. ........................       140,938
    800   Ziegler Company, Inc. .........        14,100
                                           ------------
                                              1,207,750
                                           ------------
          OFFICE MACHINERY -- 2.2%
  5,800   Acres Gaming, Inc.*............        15,950
 11,200   Adaptec, Inc.*.................       255,500
  1,500   C-Cube Microsystems, Inc.*.....        29,719
  3,000   Cabletron Systems, Inc.*.......        24,563
  4,200   Cirrus Logic, Inc.*............        26,775
 44,100   Diamond Multimedia Systems,
            Inc.*........................       270,113
    500   Digital Link Corp.*............         3,000
  3,600   Drexler Technology Corp.*......        35,100
 53,700   HMT Technology Corp.*..........       187,950
 10,100   In Focus Systems, Inc.*........        88,375
210,800   Iomega Corp. ..................     1,080,349
 37,400   MTI Technology Corp.*..........       206,869
 14,000   Network Computing Devices,
            Inc.*........................        70,000
  8,000   Network Peripherals, Inc.*.....        42,500
  8,100   ODS Networks, Inc.*............        22,781
  8,000   Polaroid Corp. ................       160,500
 53,700   S3, Inc.*......................       402,750
  5,800   SanDisk Corp.*.................       153,700
 11,500   Security Dynamics Technologies,
            Inc.*........................       214,188
 33,700   Silicon Graphics, Inc.*........       562,368
  9,700   Softnet Systems, Inc.*.........       355,263
 29,600   Western Digital Corp.*.........       234,950
  3,600   X-Rite, Inc. ..................        23,400
                                           ------------
                                              4,466,663
                                           ------------
          OIL -- 4.3%
  9,400   Abraxas Petroleum Corp.*.......        16,450
  2,400   Belco Oil & Gas Corp.*.........        14,250
 41,800   Benton Oil & Gas Co.*..........       151,525
  2,500   Berry Petroleum Co. ...........        27,500
 31,200   Coho Energy, Inc.*.............        19,500
  5,200   Cross Timbers Oil Co. .........        36,725
 17,500   Enron Oil & Gas Co. ...........       290,938

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OIL (CONTINUED)
 78,700   MCN Energy Group, Inc. ........  $  1,264,118
 15,300   Newfield Exploration Co.*......       346,163
 50,600   Noble Affiliates, Inc. ........     1,467,399
 24,200   Nuevo Energy Co.*..............       326,700
 44,000   Pogo Producing Co. ............       572,000
  5,000   Stone Energy Corp.*............       160,000
 14,000   Tom Brown, Inc.*...............       169,750
273,300   Union Pacific Resources Group,
            Inc. ........................     3,245,437
 51,900   Vintage Petroleum, Inc. .......       467,100
 11,700   Wiser Oil Co. .................        24,863
                                           ------------
                                              8,600,418
                                           ------------
          OIL DISTRIBUTION -- 0.6%
 47,700   Tosco Corp. ...................     1,183,556
                                           ------------
          OIL SERVICES -- 4.6%
 41,400   Diamond Offshore Drilling,
            Inc. ........................     1,309,275
106,400   ENSCO International, Inc. .....     1,416,450
167,400   Global Marine, Inc.*...........     1,966,949
 15,200   Key Energy Group, Inc.*........        71,250
 60,600   Marine Drilling Companies,
            Inc.*........................       666,600
 33,400   Nabors Industries, Inc.*.......       607,463
  1,500   Noble Drilling Corp.*..........        25,969
 13,700   Patterson Energy, Inc.*........        76,206
  3,500   Pride International, Inc.*.....        28,875
 97,400   Rowan Companies, Inc.*.........     1,235,763
 67,000   Tidewater, Inc. ...............     1,733,625
                                           ------------
                                              9,138,425
                                           ------------
          OTHER UTILITIES -- 0.5%
  3,600   Atmos Energy Corp. ............        86,625
    980   K N Energy, Inc. ..............        19,539
 84,500   Newpark Resources, Inc.*.......       612,625
    600   Superior Services, Inc.*.......        11,888
 34,500   Western Gas Resources, Inc. ...       258,750
                                           ------------
                                                989,427
                                           ------------
          PAPER -- 1.5%
  2,800   Buckeye Technologies, Inc.*....        39,200
 72,100   Consolidated Papers, Inc. .....     1,694,350
 12,700   Crown Vantage, Inc.*...........        31,750
 62,400   Gaylord Container Corp., Class
            A*...........................       468,000
 26,200   Playtex Products, Inc.*........       396,275
 13,400   Pope & Talbot, Inc. ...........        85,425
  5,600   Temple-Inland, Inc. ...........       351,400
                                           ------------
                                              3,066,400
                                           ------------
          REAL ESTATE ASSETS -- 4.0%
  3,800   Alexander's, Inc.*.............       257,450
 74,600   Catellus Development Corp.*....       997,775

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS (CONTINUED)
 15,300   Centertrust Retail Properties,
            Inc. ........................  $    175,950
 32,000   Chateau Communities, Inc. .....       880,000
 68,000   Hecla Mining Co.*..............       187,000
 43,000   Homestake Mining Co. ..........       370,875
  3,600   Mack-Cali Realty Corp. ........       105,750
144,664   Newmont Mining Corp. ..........     2,531,619
 72,000   Rouse Co. .....................     1,597,500
 17,600   Saul Centers, Inc. ............       257,400
  6,500   Simon Property Group, Inc. ....       178,344
 27,800   Town & Country Trust...........       418,738
                                           ------------
                                              7,958,401
                                           ------------
          RETAIL/WHOLESALE -- 9.3%
 27,800   Agribiotech, Inc.*.............       173,750
  3,100   Airgas, Inc.*..................        25,963
 29,700   American Mobile Satellite
            Corp.*.......................       222,750
  9,100   Barnes & Noble, Inc.*..........       292,338
 14,100   Barnett, Inc.*.................       123,375
    700   Bindley Western Industries,
            Inc. ........................        19,994
 23,000   Brightpoint, Inc.*.............       135,844
  7,800   Burlington Coat Factory
            Warehouse Corp. .............        91,650
  3,700   Central Garden & Pet Co.*......        62,438
 80,900   CompUSA, Inc.*.................       566,300
118,900   Consolidated Stores Corp.*.....     3,604,155
 19,700   Corporate Express, Inc.*.......       102,194
  4,800   Daisytek International
            Corp.*.......................        79,800
 10,200   Damark International, Inc.,
            Class A*.....................        87,975
  4,200   dELiA*s, Inc.*.................       132,300
 92,100   Dillards, Inc., Class A........     2,337,037
 70,400   Dimon, Inc. ...................       268,400
 23,700   Egghead.com, Inc.*.............       431,044
  2,100   Finish Line, Inc., Class A*....        27,038
 49,900   Fleming Companies, Inc. .......       427,269
  3,800   Gadzooks, Inc.*................        28,263
 44,300   General Nutrition Companies....       620,199
 15,000   Genesis Health Ventures,
            Inc.*........................        73,125
  5,300   Glacier Water Services,
            Inc.*........................       108,650
  9,000   Good Guys, Inc.*...............        34,875
 13,500   Goody's Family Clothing,
            Inc.*........................       188,156
  2,600   Great Train Store Co.*.........         2,763
206,200   Ikon Office Solutions, Inc. ...     2,641,937
  1,000   Ingram Micro, Inc.*............        22,813
 38,300   Kent Electronics Corp.*........       380,606
 18,100   Keystone Automotive Industries,
            Inc.*........................       294,125
 11,600   NuCo2, Inc.*...................        77,575
 12,700   Party City Corp.*..............        50,006
  5,600   Piercing Pagoda, Inc.*.........        50,050

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
    800   Richfood Holdings, Inc. .......  $     17,250
 51,100   Scios, Inc.*...................       463,094
  4,900   Smart & Final, Inc. ...........        45,938
 40,800   Stage Stores, Inc.*............       295,800
 30,900   Strategic Distribution,
            Inc.*........................        61,800
 44,700   Summit Technology, Inc.*.......       491,700
 61,800   Sunglass Hut International,
            Inc.*........................       648,899
 38,800   Tech Data Corp.*...............       889,974
  6,800   Tessco Technologies, Inc.*.....       143,650
 24,400   Toys R Us, Inc.*...............       459,025
  8,700   Unisource Worldwide, Inc.*.....        61,988
 10,000   United Auto Group, Inc.*.......        76,250
 35,000   Whole Foods Market, Inc.*......     1,203,124
  5,000   Wilmar Industries, Inc.*.......        74,063
                                           ------------
                                             18,717,312
                                           ------------
          SERVICES -- 7.8%
 11,100   ACE *COMM Corp.*...............        34,688
 13,000   Alternative Resources Corp.*...        82,875
 22,900   American Superconductor
            Corp.*.......................       208,963
  5,100   Analysts International
            Corp. .......................        58,650
 11,900   Analytical Surveys, Inc.*......       309,400
  9,200   Apollo Group, Inc., Class A*...       274,850
  9,300   Aspen Technology, Inc.*........       131,944
 13,300   BTG, Inc.*.....................        74,813
 37,500   CCC Information Services Group,
            Inc.*........................       435,938
 24,400   Comforce Corp.*................        93,025
    700   Computer Learning Centers,
            Inc.*........................         3,719
 15,300   CTC Communications Corp.*......       189,338
 12,000   Cyberguard Corp.*..............        15,000
  3,200   Data Systems Network Corp.*....         3,450
  8,600   Data Transmission Network
            Corp.*.......................       205,325
 20,200   DBT Online, Inc.*..............       502,475
  4,300   Edify Corp.*...................        23,381
  4,200   Emeritus Corp.*................        42,000
 21,700   Excalibur Technologies
            Corp.*.......................       283,456
 71,900   Gartner Group, Inc.*...........     1,622,243
 11,400   Geoworks Corp.*................        35,981
  9,400   GRC International, Inc.*.......        62,275
 31,700   Block (H.R.), Inc. ............     1,501,787
  7,500   HNC Software, Inc.*............       245,625
 26,900   Identix, Inc.*.................       178,213
 34,200   Incyte Pharmaceuticals,
            Inc.*........................       686,137
    200   Informix Corp.*................         1,475
 49,800   Intergraph Corp.*..............       336,150
 64,300   Keane, Inc.*...................     1,370,393
 25,400   LCC International, Inc.*.......       104,775
 17,200   Learning Tree International,
            Inc.*........................       172,000

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 11,100   Level 8 Systems, Inc.*.........  $     87,413
  5,600   Metacreations Corp.*...........        38,150
  3,500   Nova Corp.*....................        91,875
  4,000   On Assignment, Inc.*...........       102,500
 44,200   Open Market, Inc.*.............       571,837
 14,900   Peerless Systems Corp.*........       126,650
 23,700   Pharmacopeia, Inc.*............       171,825
  2,500   Phoenix Technologies, Ltd.*....        21,250
 15,300   Platinum Software Corp.*.......       112,838
 23,700   PSINet, Inc.*..................     1,008,730
  5,000   Puma Technology, Inc.*.........        18,750
 22,800   Rollins, Inc. .................       383,325
 19,000   Romac International, Inc.*.....       161,500
 12,900   SatCon Technology Corp.*.......        63,694
  3,500   Shared Medical Systems
            Corp. .......................       194,906
 15,100   Socrates Technologies Corp.*...        35,863
  1,700   Stewart Enterprises, Inc. .....        27,306
 53,000   System Software Associates,
            Inc.*........................       119,250
 19,000   TAVA Technologies, Inc.*.......        95,000
 11,700   Teletech Holdings, Inc.*.......        76,781
  1,900   Tesseract Group, Inc.*.........         5,463
 31,800   Transaction Systems Architects,
            Inc., Class A*...............     1,144,799
 14,600   Transmedia Network, Inc.*......        56,575
 22,900   Tuboscope, Inc.*...............       206,100
 28,200   Valence Technology, Inc.*......       186,825
 32,100   Visio Corp.*...................       902,812
 16,200   West Teleservices Corp.*.......       137,700
  9,400   Wind River Systems, Inc.*......       167,438
                                           ------------
                                             15,607,499
                                           ------------
          SOAPS & COSMETICS -- 0.1%
  6,200   Beauticontrol Cosmetics,
            Inc. ........................        33,325
 12,900   French Fragrances, Inc.*.......        74,175
                                           ------------
                                                107,500
                                           ------------
          TELEPHONE -- 4.9%
 31,200   E Spire Communications,
            Inc.*........................       429,000
 47,100   ICG Communications, Inc.*......       942,000
  2,300   Intellicall, Inc.*.............         5,606
 23,000   Intermedia Communications of
            Florida*.....................       612,375
 51,200   McLeodUSA, Inc., Class A*......     2,150,399
 65,200   Metrocall, Inc.*...............       197,638
 56,900   Omnipoint Corp.*...............       821,494
 43,000   Paging Network, Inc.*..........       201,563
 23,700   Powertel, Inc.*................       337,725
 10,600   Primus Telecommunications
            Group, Inc.*.................       107,325

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TELEPHONE (CONTINUED)
 25,600   Skytel Communications, Inc.*...  $    425,600
 45,000   United International Holdings,
            Inc., Class A*...............     1,957,500
 41,900   Winstar Communications,
            Inc.*........................     1,522,803
                                           ------------
                                              9,711,028
                                           ------------
          TEXTILES -- 2.1%
 21,400   Authentic Fitness Corp. .......       330,363
  7,800   Chic by H.I.S., Inc.*..........        18,525
 85,600   Collins & Aikman Corp. ........       406,600
  1,800   Crown Crafts, Inc. ............         9,000
  7,500   Cyrk, Inc.*....................        56,719
 83,300   Fruit of the Loom, Inc.*.......       864,237
 31,100   Gymboree Corp.*................       277,956
 29,100   Interface, Inc. ...............       280,088
  6,900   Jones Apparel Group, Inc.*.....       192,769
  3,800   Nine West Group, Inc.*.........        93,813
 43,500   Polymer Group, Inc.*...........       402,375
 59,000   Reebok International, Ltd.*....       936,624
  8,500   Thomaston Mills, Inc., Class
            A............................        27,625
 13,600   Westpoint Stevens, Inc.*.......       376,550
                                           ------------
                                              4,273,244
                                           ------------
          TRANSPORTATION -- 1.3%
 43,000   Air Express International
            Corp. .......................       650,375
  9,900   Heartland Express, Inc.*.......       150,356
 20,600   Iron Mountain, Inc.*...........       643,750
  3,800   Marine Transport Corp.*........        10,925
 38,000   OMI Corp.*.....................        76,000
 10,900   SEACOR SMIT, Inc.*.............       586,556
 33,800   Trico Marine Services, Inc.*...       192,238

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TRANSPORTATION (CONTINUED)
 29,200   Wisconsin Central
            Transportation Corp.*........  $    386,900
                                           ------------
                                              2,697,100
                                           ------------
          TRAVEL/ENTERTAINMENT -- 2.4%
  9,100   American Coin Merchandising*...        36,400
  2,500   Amerihost Properties, Inc.*....         8,047
 24,600   Ameristar Casinos, Inc.*.......        67,650
  4,500   Bally Total Fitness Holding*...       107,438
  3,920   Crestline Capital Corp.*.......        60,270
  7,500   ELXSI Corp.*...................        76,875
  1,700   GC Companies, Inc.*............        53,444
  7,610   Host Marriott Corp. ...........        84,661
 31,400   Host Marriott Services
            Corp.*.......................       211,950
  2,000   John Q. Hammons Hotels,
            Inc.*........................         7,250
116,500   Mirage Resorts, Inc.*..........     2,475,624
 23,300   Penn National Gaming, Inc.*....       161,644
  5,600   Speedway Motorsports, Inc.*....       231,000
  2,500   Taco Cabana, Inc., Class A*....        22,031
 42,700   Westwood One, Inc.*............     1,216,950
                                           ------------
                                              4,821,234
                                           ------------
          TOTAL COMMON STOCKS............   183,544,598
                                           ------------
          TOTAL SECURITIES SOLD SHORT
            (PROCEEDS $205,681,985) --
            91.9%........................  $183,544,598
                                           ============

---------------
* Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The S&P 500 Index(1) rose 18.44% for the year ended March 31, 1999, while the Russell 2500 Index(2) declined 13.26%. The past year has been marked by investor exuberance for stocks with "compelling stories" rather than compelling fundamentals. The market rally in the latter half of 1998 and the first quarter of 1999 was led by large cap stocks and the growth sector.

PORTFOLIO REPORT

     The Fund invests in the Barr Rosenberg Market Neutral Fund and S&P 500 Index Futures. Investing in the Barr Rosenberg Market Neutral Fund contributed a -8.5% to the total return of the Fund for the period April 22, 1998 (inception of the Fund), to March 31, 1999 while the investment in S&P 500 Index Futures contributed positively (approximately 9.4%) to performance over this period. See the separate commentary for the Barr Rosenberg Market Neutral Fund.

     Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Investment in Index Futures involves risk. Positions in Index Futures may be closed out by the Barr Rosenberg Double Alpha Market Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time.

     Past performance does not guarantee future results.

---------------

(1) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks.
(2) The Russell 2500 Index is an unmanaged index of approximately 2,500 smallest companies in the Russell 3000 Index and represents approximately 22% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                                    MARKET VALUE
-----------                                                                 ------------
              REGISTERED INVESTMENT COMPANY -- 93.7%
    759,815   Barr Rosenberg Market Neutral Fund (b)......................  $  6,830,738
                                                                            ------------
              TOTAL REGISTERED INVESTMENT COMPANY (COST
                $7,360,660) -- 93.7%......................................     6,830,738
                                                                            ------------
              SHORT TERM SECURITIES -- 1.5%
              CTC Sweep Account, 4.9%, 4/1/99.............................       109,657
                                                                            ------------
              TOTAL SHORT TERM SECURITIES (COST $109,657).................       109,657
                                                                            ------------
              TOTAL INVESTMENTS (COST $7,470,317) (a) -- 95.2%............     6,940,395
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.8%...............       348,636
                                                                            ------------
              TOTAL NET ASSETS -- 100.0%..................................  $  7,289,031
                                                                            ============

---------------

(a) At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $7,756,762. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation.....................................    $      --
    Unrealized depreciation.....................................     (816,367)
                                                                    ---------
    Net unrealized depreciation.................................    $(816,367)
                                                                    =========

(b) Serves as collateral for future contracts.

     NUMBER
       OF                                                                         OPEN        CURRENT
    CONTRACTS                          CONTRACT TYPE                           POSITIONS    MARKET VALUE
    ---------   ------------------------------------------------------------   ----------   ------------
     23         Long S&P 500 June 1999 Future                                  $7,146,675    $7,436,475

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The Barr Rosenberg Select Sectors Market Neutral Fund began operations during the last quarter of 1998. This followed a volatile market caused by the world financial turmoil in August and September resulting from the political uncertainty and economic collapse of Russia and the deteriorating financial crises in Asia. The U.S. stock market rebounded strongly in October following the Federal Reserve's interest rate cuts. The market's upward move continued through the first quarter of 1999 led by the largest cap stocks and growth sectors. The U.S. market rally has been narrowly focused on growth stocks with high price momentum, high price-earnings and high trading activity. However, the returns for the first quarter were more volatile than in previous months. The S&P 500 Index(1) exhibited strong positive performance in January and March but negative performance in February. By mid-quarter investors became concerned about the hint of returning inflation when year-end economic indicators were reported stronger than expected. However, these concerns were short-lived.

PORTFOLIO REPORT

     The Fund takes long and short positions primarily in the 500 largest capitalization stocks principally traded in the U.S. Unlike the Barr Rosenberg Market Neutral Fund, under normal circumstances, the Barr Rosenberg Select Sectors Market Neutral Fund will be overweighted in its long and short positions in different sectors and industries based on quantitative bottom-up company analysis.

     From inception (October 19, 1998, for Institutional shares and November 11, 1998, for Investor shares) to March 31, 1999, the Fund outperformed its benchmark, 3-month U.S. Treasury Bills, by 2.01% and 1.69%, respectively. In addition to the positive contribution from the exposure to relative strength (measure of trailing 12-month price performance) during this period, the Fund benefited from long industry exposures to autos, banks and telephones. Short industry exposures to oils and oil services contributed negatively to performance.

     Investment in shares of the Barr Rosenberg Select Sectors Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Select Sectors Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the Barr Rosenberg Select Sectors Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Barr Rosenberg Select Sectors Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Past performance is no guarantee of future results.

---------------
(1) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                       MARKET VALUE
-----------                                    ------------
              COMMON STOCKS -- 88.0%
              AIRLINES -- 1.6%
      7,800   AMR Corp. *....................  $    456,788
                                               ------------
              AUTOS -- 7.1%
      7,300   Dana Corp. ....................       277,400
      2,200   Federal-Mogul Corp. ...........        94,600
        300   Ford Motor Co. ................        17,025
     15,200   General Motors Corp. ..........     1,320,499
      5,400   ITT Industries, Inc. ..........       191,025
      4,400   TRW, Inc. .....................       200,200
                                               ------------
                                                  2,100,749
                                               ------------
              BANKING -- 5.5%
      5,200   Chase Manhattan Corp. .........       422,825
     16,200   Fleet Financial Group, Inc. ...       609,525
     17,800   KeyCorp........................       539,563
        100   M&T Bank Corp. ................        47,900
                                               ------------
                                                  1,619,813
                                               ------------
              CHEMICALS -- 3.2%
      9,200   Du Pont (E.I.) De Nemours......       534,175
      7,900   PPG Industries, Inc. ..........       404,875
                                               ------------
                                                    939,050
                                               ------------
              COMPUTER -- 2.1%
     13,500   Dell Computer Corp.*...........       551,813
        800   Hewlett-Packard Co. ...........        54,250
                                               ------------
                                                    606,063
                                               ------------
              CONSTRUCTION MATERIALS -- 0.5%
      3,300   Vulcan Materials Co. ..........       136,331
                                               ------------
              DEFENSE -- 0.9%
      4,300   Raytheon Corp. ................       252,088
                                               ------------
              DRUGS -- 10.7%
     16,900   Amgen, Inc.*...................     1,265,387
      2,200   Bausch & Lomb, Inc. ...........       143,000
      2,900   Biogen, Inc.*..................       331,506
      3,500   Genzyme Corp.*.................       176,531
     22,000   Schering-Plough Corp. .........     1,216,875
                                               ------------
                                                  3,133,299
                                               ------------
              ELECTRIC UTILITIES -- 6.7%
      6,700   Baltimore Gas & Electric
                Co. .........................       170,013
     14,400   Edison International...........       320,400
     10,300   Entergy Corp. .................       283,250
      5,800   GPU, Inc. .....................       216,413
      4,400   NIPSCO Industries, Inc. .......       118,800
      5,900   Northern States Power Co. .....       136,806

  SHARES                                       MARKET VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC UTILITIES (CONTINUED)
      3,600   Pinnacle West Capital Co. .....  $    130,950
      1,600   SCANA Corp. ...................        34,700
      5,400   Texas Utilities Co. ...........       225,113
      8,900   Unicom Corp. ..................       325,405
                                               ------------
                                                  1,961,850
                                               ------------
              ELECTRONICS -- 4.3%
      1,600   Biomet, Inc. ..................        67,100
      9,200   Lucent Technologies, Inc. .....       991,300
      2,100   Tellabs, Inc.*.................       205,275
                                               ------------
                                                  1,263,675
                                               ------------
              FINANCIAL INVESTMENTS -- 4.5%
     19,000   Federal National Mortgage
                Association..................     1,315,750
                                               ------------
              HOUSEHOLD -- 0.5%
      2,500   Johnson Controls, Inc. ........       155,938
                                               ------------
              INSURANCE -- 4.6%
      3,300   Loews Corp. ...................       246,263
      6,500   Providian Financial Corp. .....       714,999
      1,800   St. Paul Companies, Inc. ......        55,913
      4,600   Transamerica Corp. ............       326,600
                                               ------------
                                                  1,343,775
                                               ------------
              LIQUOR & TOBACCO -- 1.2%
     14,600   RJR Nabisco Holdings Corp. ....       365,000
                                               ------------
              MEDIA -- 1.0%
      4,600   Tribune Co. ...................       301,013
                                               ------------
              MISCELLANEOUS FINANCIAL -- 3.9%
      4,100   Edwards (A.G.), Inc. ..........       134,019
     10,400   Schwab (Charles) Corp. ........       999,700
                                               ------------
                                                  1,133,719
                                               ------------
              OFFICE MACHINERY -- 3.9%
      5,600   EMC Corp.*.....................       715,400
      2,900   Lexmark International Group,
                Inc., Class A*...............       324,075
      4,700   Storage Technology Corp.*......       131,013
                                               ------------
                                                  1,170,488
                                               ------------
              OIL -- INTERNATIONAL -- 4.3%
     16,200   Texaco, Inc. ..................       919,350
     12,300   USX-Marathon Group, Inc. ......       338,250
                                               ------------
                                                  1,257,600
                                               ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                       MARKET VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              OTHER UTILITIES -- 2.8%
      7,300   Browning-Ferris Industries,
                Inc. ........................  $    281,506
      3,700   Columbia Energy Group..........       193,325
      5,300   El Paso Energy Corp. ..........       173,244
      9,600   Sempra Energy..................       184,200
                                               ------------
                                                    832,275
                                               ------------
              RETAIL/WHOLESALE -- 7.7%
      2,000   Abercrombie & Fitch Co.*.......       184,000
      8,900   Federated Department Stores,
                Inc.*........................       357,113
     16,100   Gap, Inc. .....................     1,083,730
     10,600   K-Mart Corp.*..................       178,213
     13,200   TJX Companies, Inc. ...........       448,799
                                               ------------
                                                  2,251,855
                                               ------------
              SERVICES -- 7.1%
      4,800   American Online, Inc. .........       700,800
      4,600   Compuware Corp.*...............       109,825
     14,200   Microsoft Corp.*...............     1,272,675
                                               ------------
                                                  2,083,300
                                               ------------
              TELEPHONE -- 1.8%
     13,100   Bellsouth Corp.................       524,819
                                               ------------
              TRANSPORTATION -- 2.1%
     18,900   Burlington Northern Santa Fe
                Corp. .......................       621,337
                                               ------------
              TOTAL COMMON STOCKS (COST
                $24,205,834) -- 88.0%........    25,826,575
                                               ------------

                                               MARKET VALUE
                                               ------------
SHORT TERM SECURITIES -- 15.0%
Bear Stearns dated 3/31/99, due 4/1/99, at
  4.92% with a maturity value of $4,390,476
  (collateralized by $4,348,346 of various
  U.S. Treasury Bonds, 10.375% 11/15/12,
  total value including accrued interest
  $4,477,722)................................  $  4,389,874
                                               ------------
TOTAL SHORT TERM SECURITIES (COST
  $4,389,874)................................     4,389,874
                                               ------------
TOTAL INVESTMENTS (COST $28,595,708)(a) --
  103.0%.....................................    30,216,449
                                               ------------
DEPOSITS WITH BROKERS FOR SECURITIES SOLD
  SHORT -- 100.3%
Bear Stearns Deposit A/C, 4.8%, 4/1/99.......    29,456,461
                                               ------------
TOTAL DEPOSITS WITH BROKERS FOR SECURITIES
  SOLD SHORT (COST $29,456,461)..............    29,456,461
                                               ------------
PAYABLE TO BROKERS FOR SECURITIES PURCHASED
  SHORT -- (15.6)%...........................   (4,587,313)
                                               ------------
SECURITIES SOLD SHORT (PROCEEDS
  $23,772,615) -- (84.0)%....................  (24,649,552)
                                               ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (3.7)%...........................   (1,082,680)
                                               ------------
TOTAL NET ASSETS -- 100.0%...................  $ 29,353,365
                                               ============

---------------

*  Non-income producing security.

(a) At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $82,879,482. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

    Unrealized
      appreciation -- Investments..........  $ 2,377,245
    Unrealized appreciation -- Short
      Sales................................    1,006,902
    Unrealized
      depreciation -- Investments..........     (934,265)
    Unrealized depreciation -- Short
      Sales................................   (1,883,839)
                                             -----------
    Net unrealized appreciation............  $   566,043
                                             ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS -- 84.0%
              AIRLINES -- 0.7%
      4,200   US Airways Group, Inc.*....  $    205,013
                                           ------------
              BANKING -- 8.5%
     11,600   BB&T Corp..................       419,774
      7,700   First Security Corp........       148,706
     11,700   General Electric Co........     1,294,312
      9,500   Huntington Bancshare,
                Inc......................       293,906
        500   Regions Financial Corp.....        17,313
     10,000   Synovus Financial Corp.....       204,375
      2,900   Washington Mutual, Inc.....       118,538
                                           ------------
                                              2,496,924
                                           ------------
              CHEMICALS -- 1.9%
      1,600   Dow Chemical Co............       149,100
      3,800   International Flavors &
                Fragrances, Inc..........       142,738
      7,400   Praxair, Inc...............       266,862
                                           ------------
                                                558,700
                                           ------------
              CONSTRUCTION
                MATERIALS -- 1.3%
      4,000   Corning, Inc...............       240,000
      6,000   Owens-Illinois, Inc.*......       150,000
                                           ------------
                                                390,000
                                           ------------
              DEFENSE -- 0.7%
      3,300   Northrop Grumman Corp......       197,588
                                           ------------
              DRUGS -- 9.5%
     19,200   American Home Products
                Corp.....................     1,252,799
     21,500   Bristol-Myers Squibb Co....     1,382,718
      3,300   Watson Pharmaceutical,
                Inc.*....................       145,613
                                           ------------
                                              2,781,130
                                           ------------
              ELECTRIC UTILITIES -- 1.9%
      5,500   AES Corp.*.................       204,875
      7,900   PP&L Resources, Inc........       195,525
      5,900   Reliant Energy, Inc........       153,769
                                           ------------
                                                554,169
                                           ------------
              ELECTRONICS -- 6.1%
      6,900   Analog Devices, Inc.*......       205,275
     14,000   Johnson & Johnson..........     1,311,625
      3,200   Medtronic, Inc.............       229,600
        300   Perkin-Elmer Corp..........        29,119
        200   Sepracor, Inc.*............        22,450
                                           ------------
                                              1,798,069
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              FOOD -- 7.6%
     20,300   Coca-Cola Co...............  $  1,245,912
     19,800   ConAgra, Inc...............       506,137
      7,800   Kellogg Co.................       263,737
      7,800   Starbucks Corp.*...........       218,888
                                           ------------
                                              2,234,674
                                           ------------
              HEALTH -- 1.0%
     10,300   Health Management
                Associates, Inc.*........       125,531
     14,900   Healthsouth Corp.*.........       154,588
                                           ------------
                                                280,119
                                           ------------
              INSURANCE -- 1.5%
      7,100   Cincinnati Financial
                Corp.....................       258,707
      5,300   MGIC Investment Corp.......       185,831
                                           ------------
                                                444,538
                                           ------------
              MACHINERY -- 6.6%
     11,500   Baker Hughes, Inc..........       279,594
      4,700   Crown Cork & Seal Co.,
                Inc......................       134,244
     20,200   Gillette Co................     1,200,637
     12,200   Ralston Purina Co..........       325,588
                                           ------------
                                              1,940,063
                                           ------------
              MEDIA -- 0.8%
      8,400   New York Times Co..........       239,400
                                           ------------
              METALS -- 0.4%
      2,300   Phelps Dodge Corp..........       113,275
                                           ------------
              MISCELLANEOUS FINANCIAL -- 5.3%
      4,395   Bear Stearns Companies,
                Inc......................       196,402
      7,200   Franklin Resources, Inc....       202,500
      9,400   Merrill Lynch & Co.,
                Inc......................       831,312
      4,600   Paine Webber Group, Inc....       183,425
      4,000   Price (T. Rowe) Associates,
                Inc......................       137,500
                                           ------------
                                              1,551,139
                                           ------------
              OFFICE MACHINERY -- 1.1%
      3,700   Eastman Kodak Co...........       236,338
      4,600   Quantum Corp.*.............        82,800
                                           ------------
                                                319,138
                                           ------------
              OIL -- 0.7%
      4,300   Anadarko Petroleum Corp....       162,325
      3,800   Union Pacific Resources
                Group, Inc...............        45,125
                                           ------------
                                                207,450
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1999
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              OIL DISTRIBUTION -- 1.3%
      3,700   Amerada Hess Corp..........  $    186,156
      8,400   Tosco Corp.................       208,425
                                           ------------
                                                394,581
                                           ------------
              OIL SERVICES -- 6.4%
     17,100   Halliburton Co.............       658,350
     20,200   Schlumberger, Ltd..........     1,215,788
                                           ------------
                                              1,874,138
                                           ------------
              PAPER -- 6.5%
      4,000   Champion International
                Corp.....................       164,250
      7,600   Fort James Corp............       240,825
      4,300   Kimberly-Clark Corp........       206,131
     11,000   Minnesota Mining &
                Manufacturing Co.........       778,250
      2,600   Temple-Inland, Inc.........       163,150
      3,300   Weyerhaeuser Co............       183,150
      4,100   Williamette Industries,
                Inc......................       154,775
                                           ------------
                                              1,890,531
                                           ------------
              REAL ESTATE ASSETS -- 0.1%
      2,400   Newmont Mining Corp........        42,000
                                           ------------
              SERVICES -- 5.6%
      6,700   BMC Software, Inc.*........       248,319
     10,000   Electronic Data Systems
                Corp.....................       486,874
      4,300   Block (H.R.), Inc..........       203,713
     12,900   Parametric Technology
                Corp.*...................       254,774
      7,300   PeopleSoft, Inc.*..........       106,763
      5,000   Robert Half International,
                Inc.*....................       164,063
     11,800   Service Corp.
                International............       168,150
                                           ------------
                                              1,632,656
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SOAPS & COSMETICS -- 3.3%
      7,200   Colgate-Palmolive Co.......  $    662,400
      3,200   Procter & Gamble Co........       313,400
                                           ------------
                                                975,800
                                           ------------
              TELEPHONE -- 3.3%
      5,200   Nextel Communications,
                Inc.*....................       190,450
     16,300   SBC Communications, Inc....       768,138
                                           ------------
                                                958,588
                                           ------------
              TEXTILES -- 0.8%
      3,800   Nike, Inc..................       219,213
                                           ------------
              TRANSPORTATION -- 0.6%
      3,500   Union Pacific Corp.........       187,031
                                           ------------
              TRAVEL/ENTERTAINMENT -- 0.5%
      7,700   Mirage Resorts, Inc.*......       163,625
                                           ------------
              TOTAL COMMON STOCKS........    24,649,552
                                           ------------
              TOTAL SECURITIES SOLD SHORT
                (PROCEEDS $23,772,615) --
                84.0%....................  $ 24,649,552
                                           ============

---------------

* Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                              INTERNATIONAL
                                                                U.S. SMALL                        SMALL
                                                              CAPITALIZATION                  CAPITALIZATION
                                                                  SERIES       JAPAN SERIES       SERIES
                                                              --------------   ------------   --------------
ASSETS
Investments, at value (cost $478,064,421, $916,528 and
  $38,783,810, respectively)................................   $480,392,796     $1,081,761     $35,888,550
Foreign currency, at value (cost $0, $9,304, and $642,436,
  respectively).............................................             --          9,574         646,657
Cash........................................................          3,325         19,830              --
Receivable for investments sold.............................      7,481,316             --         934,574
Dividends and interest receivable...........................        542,689          5,997         201,923
Other assets................................................         12,769          5,430           5,092
Reclaim receivable..........................................             --             --          83,625
                                                               ------------     ----------     -----------
    Total Assets............................................    488,432,895      1,122,592      37,760,421
                                                               ------------     ----------     -----------
LIABILITIES
Payable to Custodian........................................             --             --         423,661
Payable for investments purchased...........................      7,942,105             --       1,256,322
Payable for Fund shares redeemed............................         50,519             --              --
Accrued:
  Manager fees..............................................        373,438             --          39,431
  Administration fees.......................................          5,965             --             449
  Shareholder Services fees (Adviser Shares)................          2,427             --              --
  Shareholder Services fees (Select Shares).................          1,792              5             337
  12b-1 fees (Select Shares)................................            922              9             419
  Transfer agent fees.......................................          1,599              3             112
  Audit fees................................................         27,830          9,830          17,830
  Other accrued expenses....................................        104,797         11,724          32,676
Collateral for securities loaned, at value..................      2,752,094             --              --
                                                               ------------     ----------     -----------
    Total Liabilities.......................................     11,263,488         21,571       1,771,237
                                                               ------------     ----------     -----------
NET ASSETS..................................................   $477,169,407     $1,101,021     $35,989,184
                                                               ============     ==========     ===========
Shares of beneficial interest outstanding (unlimited shares
  authorized):
  Institutional Shares......................................     58,128,793        192,872       3,763,097
  Adviser Shares............................................      2,022,256             --              --
  Select Shares.............................................      2,128,066          8,756         186,624
Net Asset value, offering price and redemption price per
  share:
  Institutional Shares......................................   $       7.66     $     5.46     $      9.11
  Adviser Shares............................................           7.65             --              --
  Select Shares.............................................           7.63           5.44            9.10
NET ASSETS CONSIST OF:
Capital.....................................................   $532,919,811     $1,902,045     $40,708,522
Accumulated undistributed net investment income/(loss)......        473,408            979         221,862
Accumulated net realized gain/(loss) on investments and
  foreign currency transactions.............................    (58,552,187)      (967,590)     (2,050,739)
Net unrealized appreciation/(depreciation) on investments...      2,328,375        165,233      (2,895,260)
Net unrealized appreciation/(depreciation) on foreign
  currency transactions.....................................             --            354           4,799
                                                               ------------     ----------     -----------
TOTAL NET ASSETS............................................   $477,169,407     $1,101,021     $35,989,184
                                                               ============     ==========     ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET      DOUBLE ALPHA   SELECT SECTORS
                                                                NEUTRAL         MARKET      MARKET NEUTRAL
                                                                  FUND           FUND            FUND
                                                              ------------   ------------   --------------
ASSETS
Investments, at value (cost $191,898,355, $7,470,317 and
  $28,595,708, respectively)................................  $191,365,684    $6,940,395     $30,216,449
Deposits with brokers and custodian bank for securities sold
  short.....................................................   193,202,541            --      29,456,461
Cash........................................................            --        86,164              --
Deposits with broker for futures contracts..................            --       379,500              --
Receivable for securities sold short........................       409,979            --              --
Receivable for investments sold.............................     6,388,735            --       4,844,178
Dividends and interest receivable...........................       544,745           584         100,111
Receivable from Manager.....................................            --         5,479           1,796
Deferred organizational expenses............................        33,076        13,078              --
Other assets................................................        17,340         9,131          15,726
                                                              ------------    ----------     -----------
    Total Assets............................................   391,962,100     7,434,331      64,634,721
                                                              ------------    ----------     -----------
LIABILITIES
Securities sold short (proceeds $205,681,985, $0 and
  $23,772,615, respectively)................................   183,544,598            --      24,649,552
Payable for investments purchased...........................     1,022,707            --          98,498
Payable for Fund shares redeemed............................            --            --       5,856,076
Payable to cover securities sold short......................     7,060,168            --       4,587,313
Payable for dividends on securities sold short..............       137,093            --          45,528
Payable for variation margin on futures contracts...........            --       128,800              --
Accrued:
  Manager fees..............................................       316,015            --              --
  Administration fees.......................................         2,513            --             439
  Shareholder Services fees (Investor Shares)...............         7,009             3               9
  12b-1 fees (Investor Shares)..............................         8,406            56             108
  Transfer agent fees.......................................           786            25             114
  Audit fees................................................        27,830        12,430          14,600
  Other accrued expenses....................................        43,804         3,986          29,119
                                                              ------------    ----------     -----------
    Total Liabilities.......................................   192,170,929       145,300      35,281,356
                                                              ------------    ----------     -----------
NET ASSETS..................................................  $199,791,171    $7,289,031     $29,353,365
                                                              ============    ==========     ===========
Shares of beneficial interest outstanding (unlimited shares
  authorized):
  Institutional Shares......................................    18,056,909       716,866       2,754,441
  Investor Shares...........................................     4,165,324        26,304          51,717
Net Asset value, offering price and redemption price per
  share:
  Institutional Shares......................................  $       8.99    $     9.81     $     10.46
  Investor Shares...........................................          8.98          9.79           10.43
NET ASSETS CONSIST OF:
Capital.....................................................  $229,639,185    $7,417,269     $29,293,655
Accumulated undistributed net investment income/(loss)......     1,560,774         1,769         252,708
Accumulated net realized gain/(loss) on investments and
  futures contracts.........................................   (19,445,433)      110,115         633,198
Accumulated net realized gain/(loss) on securities sold
  short.....................................................   (33,568,071)           --      (1,570,000)
Net unrealized appreciation/(depreciation) on investments...      (532,671)     (529,922)      1,620,741
Net unrealized appreciation/(depreciation) on short sales...    22,137,387            --        (876,937)
Net unrealized appreciation/(depreciation) on future
  contracts.................................................            --       289,800              --
                                                              ------------    ----------     -----------
    TOTAL NET ASSETS........................................  $199,791,171    $7,289,031     $29,353,365
                                                              ============    ==========     ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                INTERNATIONAL
                                                                U.S. SMALL                          SMALL
                                                              CAPITALIZATION                    CAPITALIZATION
                                                                  SERIES        JAPAN SERIES        SERIES
                                                              --------------    ------------    --------------
Investment Income:
  Dividends (Net of withholding taxes of $1,953, $1,614, and
    $162,556, respectively).................................  $   6,782,141      $   8,994       $ 1,171,281
  Interest..................................................        403,518             --            14,187
  Security lending fees.....................................         82,301             --                --
                                                              -------------      ---------       -----------
    Total Investment Income.................................      7,267,960          8,994         1,185,468
                                                              -------------      ---------       -----------
Expenses:
  Manager fees..............................................      5,065,260          9,032           424,779
  Administration fees.......................................        844,211          1,355            63,717
  Shareholder Services fee (Adviser Shares).................         39,242             --                --
  Shareholder Services fee (Select Shares)..................         20,918             23             4,133
  12b-1 fees (Select Shares)................................        131,917            221            10,810
  Audit fees................................................         34,100         16,100            24,100
  Custodian fees............................................        233,824         39,066           185,956
  Fund accounting fees......................................         60,767         38,842            90,266
  Legal fees................................................         66,834            101             4,728
  Registration and filing fees..............................         39,944         11,164            10,472
  Transfer agent fees.......................................        123,075         12,870            17,677
  Trustees' fees............................................        110,189            180             7,921
  Other expenses............................................        110,223            700             6,937
                                                              -------------      ---------       -----------
    Total expenses before waivers/reimbursements............      6,880,504        129,654           851,496
    Less expenses waived/reimbursed.........................       (418,761)      (115,972)         (204,775)
                                                              -------------      ---------       -----------
    Total Net Expenses......................................      6,461,743         13,682           646,721
                                                              -------------      ---------       -----------
Net Investment Income/(Loss)................................        806,217         (4,688)          538,747
                                                              -------------      ---------       -----------
Net Realized Gain/(Loss) on:
  Investments...............................................    (57,710,206)      (175,464)       (1,621,342)
  Foreign currency transactions.............................             --          7,278            36,733
Net Change in Unrealized Appreciation/(Depreciation) on:
  Investments...............................................    (79,559,913)       315,831        (3,719,763)
  Foreign currency transactions.............................             --            674             8,321
                                                              -------------      ---------       -----------
Net Realized and Unrealized Gain/(Loss) on Investments and
  Foreign Currency Transactions.............................   (137,270,119)       148,319        (5,296,051)
                                                              -------------      ---------       -----------
Net increase/(decrease) in net assets resulting from
  operations................................................  $(136,463,902)     $ 143,631       $(4,757,304)
                                                              =============      =========       ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET        DOUBLE ALPHA    SELECT SECTORS
                                                                 NEUTRAL          MARKET       MARKET NEUTRAL
                                                                  FUND            FUND(*)         FUND(**)
                                                              -------------    ------------    --------------
Investment Income:
  Dividends (Net of withholding taxes of $947, $0, and $0,
    respectively)...........................................  $   2,820,364     $   8,954       $   129,396
  Dividends from investment company shares..................             --       195,369                --
  Interest..................................................     13,248,586         9,335           423,190
                                                              -------------     ---------       -----------
    Total Investment Income.................................     16,068,950       213,658           552,586
                                                              -------------     ---------       -----------
Expenses:
  Manager fees..............................................      5,247,271         6,732            93,840
  Administration fees.......................................        414,258        10,097            14,076
  Shareholder Services fee (Investor Shares)................         96,711            58                17
  12b-1 fees (Investor Shares)..............................        120,307           448               379
  Audit fees................................................         34,110        16,100            18,100
  Custodian fees............................................         65,064         3,128             5,846
  Fund accounting fees......................................        107,649        42,666            24,816
  Legal fees................................................         29,141           666            13,276
  Registration and filing fees..............................         24,975        33,620            19,405
  Transfer agent fees.......................................         54,543        14,433             6,299
  Trustees' fees............................................         50,700         1,230             1,261
  Organization expenses.....................................          6,558         1,053                --
  Dividend expense for securities sold short................      2,342,464            --           140,631
  Other expenses............................................         97,916         3,563            27,685
                                                              -------------     ---------       -----------
    Total expenses before waivers/reimbursements............      8,691,667       133,794           365,631
    Less expenses waived/reimbursed.........................       (608,005)     (109,727)         (107,306)
                                                              -------------     ---------       -----------
    Total Net Expenses......................................      8,083,662        24,067           258,325
                                                              -------------     ---------       -----------
Net Investment Income/(Loss)................................      7,985,288       189,591           294,261
                                                              -------------     ---------       -----------
Net Realized Gain/(Loss) on:
  Investments...............................................    (21,000,267)     (275,466)          644,967
  Securities sold short.....................................    (29,819,160)           --        (1,570,000)
  Futures contracts.........................................             --       385,581                --
Net Change in Unrealized Appreciation/(Depreciation) on:
  Investments...............................................    (18,091,355)     (529,922)        1,620,741
  Securities sold short.....................................     39,028,579            --          (876,937)
  Futures contracts.........................................             --       289,800                --
                                                              -------------     ---------       -----------
Net Realized and Unrealized Gain/(Loss) on Investments,
  Securities Sold Short and Futures Contracts...............    (29,882,203)     (130,007)         (181,229)
                                                              -------------     ---------       -----------
Net increase/(decrease) in net assets resulting from
  operations................................................  $ (21,896,915)    $  59,584       $   113,032
                                                              =============     =========       ===========

---------------
(*)  From commencement of operations on April 22, 1998.

(**) From commencement of operations on October 19, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         U.S. SMALL                                         INTERNATIONAL SMALL
                                   CAPITALIZATION SERIES            JAPAN SERIES           CAPITALIZATION SERIES
                                ----------------------------   -----------------------   --------------------------
                                 YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                  MARCH 31,      MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,      MARCH 31,
                                    1999            1998          1999         1998          1999          1998
                                -------------   ------------   ----------   ----------   ------------   -----------
OPERATIONS:
 Net investment
   income/(loss)..............  $     806,217   $    475,937   $  (4,688)   $  (7,910)   $    538,747   $   200,863
 Net Realized Gain/(Loss) on:
   Investments................    (57,710,206)    19,147,257    (175,464)    (343,069)     (1,621,342)      174,225
   Securities sold short......             --             --          --           --              --            --
   Foreign currency
     transactions.............             --             --       7,278       (2,126)         36,733        (2,034)
   Futures contracts..........             --             --          --           --              --            --
 Net Change in Unrealized
   Appreciation/(Depreciation)
   on:
   Investments................    (79,559,913)    76,349,937     315,831       77,352      (3,719,763)      783,154
   Securities sold short......             --             --          --           --              --            --
   Foreign currency
     transactions.............             --             --         674         (353)          8,321        (2,077)
   Futures contracts..........             --             --          --           --              --            --
                                -------------   ------------   ----------   ----------   ------------   -----------
   Net increase/(decrease) in
     net assets resulting from
     operations...............   (136,463,902)    95,973,131     143,631     (276,106)     (4,757,304)    1,154,131
                                -------------   ------------   ----------   ----------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......       (748,548)      (215,612)         --           --        (403,961)     (157,717)
   Adviser Shares.............             --             --          --           --              --            --
   Select Shares..............             --             --          --           --         (15,734)       (2,051)
                                -------------   ------------   ----------   ----------   ------------   -----------
                                     (748,548)      (215,612)         --           --        (419,695)     (159,768)
                                -------------   ------------   ----------   ----------   ------------   -----------
 Net realized gain on
   investments
   Institutional Shares.......     (5,068,928)   (17,308,082)         --           --              --      (170,982)
   Adviser Shares.............       (244,354)      (857,326)         --           --              --            --
   Select Shares..............       (259,575)      (904,903)         --           --              --        (3,243)
                                -------------   ------------   ----------   ----------   ------------   -----------
                                   (5,572,857)   (19,070,311)         --           --              --      (174,225)
                                -------------   ------------   ----------   ----------   ------------   -----------
 In excess of net realized
   gain on investments
   Institutional Shares.......             --             --          --           --              --      (402,580)
   Adviser Shares.............             --             --          --           --              --            --
   Select Shares..............             --             --          --           --              --        (7,635)
                                -------------   ------------   ----------   ----------   ------------   -----------
                                           --             --          --           --              --      (410,215)
                                -------------   ------------   ----------   ----------   ------------   -----------
   Net decrease in net assets
     resulting from
     distributions............     (6,321,405)   (19,285,923)         --           --        (419,695)     (744,208)
                                -------------   ------------   ----------   ----------   ------------   -----------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares.......    196,873,799    415,229,113     769,151      124,326      24,896,742    33,199,668
   Adviser Shares.............     23,937,536     27,837,688          --           --              --            --
   Select Shares..............      8,142,464     29,283,366      18,199       57,599       3,029,959     1,450,168
                                -------------   ------------   ----------   ----------   ------------   -----------
                                  228,953,799    472,350,167     787,350      181,925      27,926,701    34,649,836
                                -------------   ------------   ----------   ----------   ------------   -----------
 Proceeds from dividends
   reinvested
   Institutional Shares.......      4,951,583     15,973,086          --           --         401,708       731,279
   Adviser Shares.............        201,395        855,526          --           --              --            --
   Select Shares..............        250,798        856,484          --           --          15,628        11,756
                                -------------   ------------   ----------   ----------   ------------   -----------
                                    5,403,776     17,685,096          --           --         417,336       743,035
                                -------------   ------------   ----------   ----------   ------------   -----------
 Cost of shares redeemed
   Institutional Shares.......   (164,834,333)   (47,544,332)   (720,516)          --     (25,345,483)   (7,931,282)
   Adviser Shares.............    (19,514,429)   (12,678,996)         --           --              --            --
   Select Shares..............    (19,117,051)    (2,134,889)    (25,334)     (11,907)     (2,424,898)     (323,070)
                                -------------   ------------   ----------   ----------   ------------   -----------
                                 (203,465,813)   (62,358,217)   (745,850)     (11,907)    (27,770,381)   (8,254,352)
                                -------------   ------------   ----------   ----------   ------------   -----------
 Net increase/(decrease) in
   net assets from shares of
   beneficial interest........     30,891,762    427,677,046      41,500      170,018         573,656    27,138,519
                                -------------   ------------   ----------   ----------   ------------   -----------
Total increase/(decrease) in
 net assets...................   (111,893,545)   504,364,254     185,131     (106,088)     (4,603,343)   27,548,442
NET ASSETS:
 Beginning of period..........    589,062,952     84,698,698     915,890    1,021,978      40,592,527    13,044,085
                                -------------   ------------   ----------   ----------   ------------   -----------
 End of period................  $ 477,169,407   $589,062,952   $1,101,021   $ 915,890    $ 35,989,184   $40,592,527
                                =============   ============   ==========   ==========   ============   ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              DOUBLE ALPHA      SELECT SECTORS
                                                                  MARKET NEUTRAL FUND         MARKET FUND     MARKET NEUTRAL FUND
                                                             -----------------------------    ------------    -------------------
                                                              YEAR ENDED      PERIOD ENDED    PERIOD ENDED       PERIOD ENDED
                                                               MARCH 31,       MARCH 31,       MARCH 31,           MARCH 31,
                                                                 1999            1998(*)        1999(**)            1999(***)
                                                             -------------    ------------    ------------    -------------------
OPERATIONS:
 Net investment income/(loss)..............................  $   7,985,288    $ 1,195,002     $   189,591         $   294,261
 Net Realized Gain/(Loss) on:
   Investments.............................................    (21,000,267)     1,639,174        (275,466)            644,967
   Securities sold short...................................    (29,819,160)    (3,748,911)             --          (1,570,000)
   Foreign currency transactions...........................             --             --              --                  --
   Futures contracts.......................................             --             --         385,581                  --
 Net Change in Unrealized Appreciation/(Depreciation) on:
   Investments.............................................    (18,091,355)    17,558,684        (529,922)          1,620,741
   Securities sold short...................................     39,028,579    (16,891,192)             --            (876,937)
   Foreign currency transactions...........................             --             --              --                  --
   Futures contracts.......................................             --             --         289,800                  --
                                                             -------------    ------------    -----------         -----------
   Net increase/(decrease) in net assets resulting from
     operations............................................    (21,896,915)      (247,243)         59,584             113,032
                                                             -------------    ------------    -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income
   Institutional Shares....................................     (6,521,535)            --        (182,541)            (52,697)
   Investor Shares.........................................     (1,184,406)            --          (5,281)               (625)
                                                             -------------    ------------    -----------         -----------
                                                                (7,705,941)            --        (187,822)            (53,322)
                                                             -------------    ------------    -----------         -----------
 Net realized gain on investments
   Institutional Shares....................................             --             --              --                  --
   Investor Shares.........................................             --             --              --                  --
                                                             -------------    ------------    -----------         -----------
                                                                        --             --              --                  --
                                                             -------------    ------------    -----------         -----------
 In excess of net realized gain on investments
   Institutional Shares....................................             --             --              --                  --
   Investor Shares.........................................             --             --              --                  --
                                                             -------------    ------------    -----------         -----------
                                                                        --             --              --                  --
                                                             -------------    ------------    -----------         -----------
   Net decrease in net assets resulting from
     distributions.........................................     (7,705,941)            --        (187,822)            (53,322)
                                                             -------------    ------------    -----------         -----------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares....................................    218,927,575    174,349,116      11,090,373          34,996,504
   Investor Shares.........................................     47,256,015     36,924,433         538,359             578,074
                                                             -------------    ------------    -----------         -----------
                                                               266,183,590    211,273,549      11,628,732          35,574,578
                                                             -------------    ------------    -----------         -----------
 Proceeds from dividends reinvested
   Institutional Shares....................................      6,381,723             --         182,541              52,491
   Investor Shares.........................................      1,131,149             --           5,281                 231
                                                             -------------    ------------    -----------         -----------
                                                                 7,512,872             --         187,822              52,722
                                                             -------------    ------------    -----------         -----------
 Cost of shares redeemed
   Institutional Shares....................................   (206,509,383)    (6,091,804)     (4,117,465)         (6,333,645)
   Investor Shares.........................................    (41,095,835)    (1,631,719)       (281,820)                 --
                                                             -------------    ------------    -----------         -----------
                                                              (247,605,218)    (7,723,523)     (4,399,285)         (6,333,645)
                                                             -------------    ------------    -----------         -----------
 Net increase/(decrease) in net assets from shares of
   beneficial interest.....................................     26,091,244    203,550,026       7,417,269          29,293,655
                                                             -------------    ------------    -----------         -----------
Total increase/(decrease) in net assets....................     (3,511,612)   203,302,783       7,289,031          29,353,365
NET ASSETS:
 Beginning of period.......................................    203,302,783             --              --                  --
                                                             -------------    ------------    -----------         -----------
 End of period.............................................  $ 199,791,171    $203,302,783    $ 7,289,031         $29,353,365
                                                             =============    ============    ===========         ===========

---------------

 (*) From commencement of operations on December 16, 1997 (Institutional) and
     December 18, 1997 (Investor).

 (**) From commencement of operations on April 22, 1998 (Institutional) and
      April 22, 1998 (Investor).

 (***) From commencement of operations on October 19, 1998 (Institutional) and
       November 11, 1998 (Investor).

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

     1. -- ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company offering six portfolios: U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund (commenced operations on April 22, 1998) and the Select Sectors Market Neutral Fund (commenced operations on October 19, 1998), collectively (the "Funds"), or individually (the "Fund"), with differing objectives and strategies. Each Fund is authorized to issue Institutional Shares. In addition, the U.S. Small Capitalization Series is authorized to issue Select Shares and Adviser Shares, the Japan Series and International Small Capitalization Series are authorized to issue Select Shares and the Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund are authorized to issue Investor Shares. The classes differ primarily with respect to the level of Shareholder Services Fees and Distribution Fees borne by each class. In addition, an investor's eligibility to purchase each of the three classes of shares generally depends on the amount invested in a particular Fund and on whether the investor makes the investment in the Fund directly or through a financial adviser.

     The Trustees approved the closing of the U.S. Small Capitalization Series to new investors as of February 20, 1998, when the Fund reached $500 million in market value. Effective, January 1, 1999, the U.S. Small Capitalization Series was closed to all investments, except participants in 401(k) plans may continue to purchase shares until and including June 30, 1999. Participants in certain "wrap programs" may continue to purchase shares quarterly to rebalance their accounts, and certain bank "asset allocation programs" may continue to purchase shares under the terms of the agreement with the Trust.

     2. -- SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     Security Valuation

     Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees.

     Security Transactions and Related Investment Income

     Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     Foreign Currency Transactions

     The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

     Forward Foreign Currency Contracts

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

     Foreign Securities

     The Japan Series and the International Small Capitalization Series pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange or other foreign governmental laws or restrictions.

     Futures Contracts

     The Double Alpha Market Fund pursues its respective objective by investing in S&P 500 Index Future contracts. An S&P 500 Index Future contract is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.

     The use of futures contacts involves, to varying degrees, elements of market risk. Risks arise form the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

     Real Estate Investment Trusts

     The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     Short Sales

     The Market Neutral Fund and Select Sectors Market Neutral Fund are authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. Government securities sufficient to cover its short position on a daily basis. At March 31, 1999, the values of securities sold short in the Market Neutral Fund and the Select Sectors Market Neutral Fund amounted to $183,544,598 and $24,649,552, against which collateral of $384,568,225 and $59,672,910 was held, respectively. The collateral includes the Bear Stearns Deposit Account, the Bear Stearns repurchase agreement and the securities held long, as shown in the Schedule of Portfolio Investments.

     Securities Lending

     Under the Security Lending Program, securities held by the U.S. Small Capitalization Series are loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provided cash as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

     At March 31, 1999, the value of securities loaned amounted to $2,332,768 against which cash collateral of $2,752,094 was held. The cash collateral is invested in short-term investments and is included in the Schedule of Portfolio Investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the U.S. Small Capitalization Series and State Street Bank in its capacity as lending agent. Security lending fee income, net of related expenses, is recorded as earned. The U.S. Small Capitalization Series bears the risk of loss with respect to the investment of the cash collateral.

     Determination of Net Asset Value and Calculation of Expenses

     Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one Fund of the Trust are allocated among the respective Funds. Net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Select Shares and Investor Shares; Shareholder Services fees are charged to the Adviser Shares, Select Shares and Investor Shares.

     Dividends and Distributions

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, Real Estate Investment Trusts (REITS), redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

     Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     As of March 31, 1999, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                                                      ACCUMULATED UNDISTRIBUTED
                                                           ACCUMULATED                NET REALIZED GAIN/(LOSS)
                                                        UNDISTRIBUTED NET                  ON INVESTMENTS
                                                            INVESTMENT                  AND FOREIGN CURRENCY
                                                          INCOME/(LOSS)                     TRANSACTIONS
                                                     ------------------------    -----------------------------------
       U.S. Small Capitalization Series............          $(35,357)                        $ 35,755
       Japan Series................................          $  7,278                         $ (7,275)
       International Small Capitalization Series...          $ 71,679                         $(71,679)
       Market Neutral Fund.........................          $ 80,143                         $(80,143)
       Select Sectors Market Neutral Fund..........          $ 11,769                         $(11,769)

     Organizational Expenses

     Costs incurred in connection with the organization and initial registration of the Market Neutral Fund and Double Alpha Market Fund have been deferred and will be amortized on a straight-line basis over a sixty month period commencing April 1998 and November 1998, respectively.

     3. -- MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING. DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Funds under separate management contracts. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.90% for the U.S. Small Capitalization Series, 1.00% for both the Japan Series and the International Small Capitalization Series, 1.90% for the Market Neutral Fund, 0.10% for the Double Alpha Market Fund and 1.00% for the Select Sectors Market Neutral Fund of each Fund's average net assets. The Manager has voluntarily agreed to waive fees and reimburse the Funds to limit the annual expenses to the following: 1.15% of the average net assets of the U.S. Small Capitalization Series, 1.50% of the average net assets of the Japan Series and International Small Capitalization Series and 0.35% of the average net assets of the Double Alpha Market Fund. This includes the management fee but excludes the Shareholder Service fees and the Distribution fees. The Manager has agreed to maintain an operating expense ratio for the Market Neutral Fund of 2.00% and for the Select Sectors Market Neutral Fund of 1.25% of each Fund's average net assets, exclusive of the dividend expense on short sales. The operating expense ratio includes the management fee but excludes the Shareholder Service fees and the Distribution fees. For the year ended March 31, 1999, the amount of such waivers totaled $0, $9,032, $173,417, $439,246, $6,732 and $93,840 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively. For the year ended March 31, 1999, the amount of such reimbursements totaled $0, $105,475, $0, $0, $92,898, and $6,511 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively.

     BISYS Fund Services ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Administrator has voluntarily waived a portion of its fees in the U.S. Small Capitalization Series, International Small Capitalization Series, Market Neutral Fund, and Select Sectors Market Neutral Fund. In addition, the Administrator has agreed to waive all fees in the Japan Series and the Double Alpha Market Fund until the net assets reach $25 million. For the year ended March 31, 1999, the amount of such waivers totaled $343,817, $1,355, $25,953, $168,759, $10,097 and
$6,955 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively.

     BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee of $30,000 for the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, $50,000 for the Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

     The Trust has adopted a Distribution Plan for its Select Shares and Investor Shares, pursuant to Rule 12b-1 under the 1940 Act. The Select Shares and Investor Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Select Shares and Investor Shares. The Select Shares and Investor Shares were subject to an annual Distribution Fee of up to 0.50% of the respective average daily net assets. For the year ended March 31, 1999, the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund incurred distribution expenses in the amount of $131,917, $221, $10,810, $120,307, $448 and $379, respectively. Of these amounts, the
Distributor retained $24,206, $54, $1,021, $21,517, $394 and $291 and waived
$74,944, $110, $5,405, $0, $0 and $0 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively.

     Various service organizations act as the shareholder servicing agents of the Adviser, Select and Investor Shares of the Funds. Such shares were subject to an annual Shareholder Services Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. For the year ended March 31, 1999, the Shareholder Services Fee attributable to the Adviser, Select and Investor Shares was charged as incurred.

                                                              ADVISER   SELECT   INVESTOR
                                                              SHARES    SHARES    SHARES
                                                              -------   ------   --------
U.S. Small Capitalization Series............................   0.16%     0.08%
Japan Series................................................     --      0.05%       --
International Small Capitalization Series...................     --      0.19%       --
Market Neutral Fund.........................................     --        --     0.20%
Double Alpha Market Fund....................................     --        --     0.03%
Select Sectors Market Neutral Fund..........................     --        --     0.01%

     In February 1999, the Trustees eliminated the Shareholder Service Fees for the Select and Investor Shares of the Funds and adopted an amended and restated Distribution and Shareholder Service Plan with respect to the Select and Investor Shares. The maximum payable under the new Plan is limited to 0.25% of average daily net assets. These changes became effective April 1, 1999.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     4.-- FEDERAL INCOME TAXES. It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

     As of March 31, 1999, the U.S. Small Capitalization Series had a capital loss carryover of $25,481,146, which will expire on March 31, 2007. The Japan Series had a capital loss carryover of $908,755 of which $258,946, $69,379, $15,997, $20,835, $261,584 and $282,014 will expire on March 31 of the years
2000, 2001, 2002, 2004, 2006 and 2007, respectively. The International Small Capitalization Series had a capital loss carryover of $1,316,042, which will expire on March 31, 2007. The Market Neutral Fund had a capital loss carryover of $20,880,748, which will expire on March 31, 2007. Capital loss carryovers will be available to offset future realized capital gains through the stated years. In order to meet certain excise tax distribution requirements, each Fund is required to measure and distribute annually, net capital gains and net foreign currency gains realized during a twelve-month period ending October 31. In connection with this, each Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1 and the end of its fiscal year.

     Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses:

                                                                AMOUNT
                                                              -----------
U.S. Small Capitalization Series............................  $30,959,915
Japan Series................................................  $    30,065
International Small Capitalization Series...................  $   579,801
Market Neutral Fund.........................................  $31,196,315
Select Sectors Market Neutral Fund..........................  $   759,041

     5. -- SECURITY PURCHASES AND SALES. For the year ended March 31, 1999, purchases and sales of securities (excluding short-term securities) were as follows:

                                                             PURCHASES         SALES
                                                            ------------    ------------
U.S. Small Capitalization Series..........................  $711,665,316    $681,475,740
Japan Series..............................................     1,396,807       1,373,857
International Small Capitalization Series.................    46,723,594      45,477,703
Market Neutral Fund.......................................   546,064,213     510,256,794
Double Alpha Market Fund..................................    17,572,587       9,937,732
Select Sectors Market Neutral Fund........................    55,636,727      32,639,811

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     6. -- PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 10% of the relevant Fund's shares outstanding at March 31, 1999, held the following aggregate percentages of the respective Fund's shares:

                                                                        % OF FUND'S
                                                                           SHARES
                                                                     ------------------
       U.S. Small Capitalization Series............................          40%
       Japan Series................................................          79%
       International Small Capitalization Series...................          92%
       Market Neutral Fund.........................................          57%
       Double Alpha Market Fund....................................          92%
       Select Sectors Market Neutral Fund..........................          63%

     7. -- TRUSTEE FEES. The unaffiliated Trustees each receive an annual fee of $37,950 plus a $4,125 meeting fee for each meeting attended. Trustee compensation was increased to an annual fee of $45,540 plus a $4,950 meeting fee for each meeting attended effective October 19, 1998.

     8. -- SALES AND REDEMPTIONS OF SHARES. Transactions in shares of beneficial interest were as follows:

                                                 PERIOD ENDED MARCH 31, 1999
                       --------------------------------------------------------------------------------
                                                                                               SELECT
                                                   INTERNATIONAL                   DOUBLE      SECTORS
                         U.S. SMALL                    SMALL          MARKET        ALPHA      MARKET
                       CAPITALIZATION    JAPAN     CAPITALIZATION     NEUTRAL      MARKET      NEUTRAL
                           SERIES        SERIES        SERIES          FUND       FUND(**)    FUND(***)
                       --------------   --------   --------------   -----------   ---------   ---------
Shares sold:
 Institutional........   22,599,032      189,362      2,699,769      22,044,753   1,130,218   3,351,263
 Adviser..............    2,607,621           --             --              --          --          --
 Select/Investor......      951,183        3,723        324,076       4,740,977      55,337      51,695
                        -----------     --------     ----------     -----------   ---------   ---------
                         26,157,836      193,085      3,023,845      26,785,730   1,185,555   3,402,958
                        -----------     --------     ----------     -----------   ---------   ---------
Issued upon
 reinvestment of
 distributions:
 Institutional........      629,172           --         46,173         661,319      19,034       5,082
 Adviser..............       25,655           --             --              --          --          --
 Select/Investor......       32,030           --          1,797         117,217         551          22
                        -----------     --------     ----------     -----------   ---------   ---------
                            686,857           --         47,970         778,536      19,585       5,104
                        -----------     --------     ----------     -----------   ---------   ---------
Shares redeemed:
 Institutional........  (20,192,247)    (179,905)    (2,866,134)    (21,509,301)   (432,386)   (601,904)
 Adviser..............   (2,399,867)          --             --              --          --          --
 Select/Investor......   (2,321,370)      (5,570)      (275,479)     (4,230,293)    (29,584)         --
                        -----------     --------     ----------     -----------   ---------   ---------
                        (24,913,484)    (185,475)    (3,141,613)    (25,739,594)   (461,970)   (601,904)
                        -----------     --------     ----------     -----------   ---------   ---------
Net
 increase/(decrease)
 Institutional........    3,035,957        9,457       (120,192)      1,196,771     716,866   2,754,441
 Adviser..............      233,409           --             --              --          --          --
 Select/Investor......   (1,338,157)      (1,847)        50,394         627,901      26,304      51,717
                        -----------     --------     ----------     -----------   ---------   ---------
                          1,931,209        7,610        (69,798)      1,824,672     743,170   2,806,158
                        ===========     ========     ==========     ===========   =========   =========

                                  YEAR/PERIOD ENDED MARCH 31, 1998
                        -----------------------------------------------------

                                                  INTERNATIONAL
                          U.S. SMALL                  SMALL          MARKET
                        CAPITALIZATION   JAPAN    CAPITALIZATION    NEUTRAL
                            SERIES       SERIES       SERIES        FUND(*)
                        --------------   ------   --------------   ----------
Shares sold:
 Institutional........    47,015,598     20,749     3,397,025      17,468,715
 Adviser..............     3,077,253         --            --              --
 Select/Investor......     3,268,357     10,839       149,355       3,701,007
                          ----------     ------     ---------      ----------
                          53,361,208     31,588     3,546,380      21,169,722
                          ----------     ------     ---------      ----------
Issued upon
 reinvestment of
 distributions:
 Institutional........     1,792,715         --        82,129              --
 Adviser..............        96,019         --            --              --
 Select/Investor......        96,342         --         1,325              --
                          ----------     ------     ---------      ----------
                           1,985,076         --        83,454              --
                          ----------     ------     ---------      ----------
Shares redeemed:
 Institutional........    (5,225,333)        --      (865,143)       (608,577)
 Adviser..............    (1,413,595)        --            --              --
 Select/Investor......      (231,371)    (2,284)      (32,677)       (163,584)
                          ----------     ------     ---------      ----------
                          (6,870,299)    (2,284)     (897,820)       (772,161)
                          ----------     ------     ---------      ----------
Net
 increase/(decrease)
 Institutional........    43,582,980     20,749     2,614,011      16,860,138
 Adviser..............     1,759,677         --            --              --
 Select/Investor......     3,133,328      8,555       118,003       3,537,423
                          ----------     ------     ---------      ----------
                          48,475,985     29,304     2,732,014      20,397,561
                          ==========     ======     =========      ==========

---------------

(*) The fund commenced operations on December 16, 1997 (Institutional shares) and December 18, 1997 (Investor shares).

(**)  The fund commenced operations on April 22, 1998.

(***) The fund commenced operations on October 19, 1998 (Institutional shares) and November 11, 1999 (Investor shares).

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     9. -- LINE OF CREDIT. Lines of credit in the amount of $250,000 for the Japan Series and $10,000,000 for the International Small Capitalization Series have been established by the custodian for the purposes of foreign exchange contracts. The maximum daily settlement amount under the line of credit is $125,000 for the Japan Series and $5,000,000 for the International Small Capitalization Series.

     10. -- CONCENTRATION OF CREDIT. At March 31, 1999, the U.S. Small Capitalization Series had the following industry concentrations in excess of 10% of its net assets: Banking -- 10.2%, Electronics -- 11.2% and Services -- 16.1%,. The Japan Series had the following industry concentrations in excess of 10% of its net assets: Banking -- 16.9%. The International Small Capitalization Series had the following country concentrations in excess of 10% of its net assets: Japan -- 19.5% and United Kingdom -- 18.9%. The Select Sectors Market Neutral Fund had the following industry concentrations in excess of 10% of its net assets: Drugs -- 10.7%.

OTHER TAX INFORMATION (UNAUDITED). For corporate shareholders of the U.S. Small Capitalization Series 32.16% of the total ordinary income distributions paid during the fiscal year ended March 31, 1999, qualify for the corporate dividends received deduction.

     The International Small Capitalization Series may elect to pass on the benefits of the foreign tax credit to its shareholders for the year ended March 31, 1999. The following information is presented with respect to the election:

                                                                       AMOUNT
                                                                     ----------
       Gross Income from Foreign Countries.........................  $1,348,024
       Gross Income from Foreign Countries Per Share...............  $    0.341
       Income Taxes Paid to Foreign Countries......................  $  162,556
       Income Taxes Paid to Foreign Countries Per Share............  $    0.041

     During the fiscal year ended March 31, 1999, the U.S. Small Capitalization Series declared long-term capital gain distributions in the amount of $3,933,169.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED). A Special Meeting of Shareholders took place on December 28, 1998 for the Barr Rosenberg Series Trust. The meeting was to vote on the approval of a new investment management agreement between each of the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund of the Trust and AXA Rosenberg Investment Management LLC. The results of the vote were as follows:

                                   FUND                                 FOR       AGAINST    ABSTAIN
                                   ----                              ----------   -------   ---------
       U.S. Small Capitalization Series............................  37,512,181   213,043   2,316,919
       Japan Series................................................     188,979         0           0
       International Small Capitalization Series...................   4,281,422    22,041      15,412
       Market Neutral Fund.........................................  21,633,888   531,409     534,426
       Double Alpha Market Fund....................................     475,292         0       2,513
       Select Sectors Market Neutral Fund..........................     105,000         0           0

The Special Meeting of Shareholders on December 28, 1998 also included the election of two persons to the Board of Trustees to serve in accordance with the By-laws. The results of the vote were as follows:

   FOR        AGAINST    ABSTAIN
----------    -------    -------
66,989,808     0         845,718

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                       ENDED            ENDED            ENDED            ENDED            ENDED
                                   MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                                   --------------   --------------   --------------   --------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period.........................     $   9.76         $   7.13         $  7.60          $  6.97          $  7.36
                                      --------         --------         -------          -------          -------
Income from investment
  operations:
  Net investment income/(loss)...         0.01(**)         0.02(**)        0.04             0.03             0.01
  Net realized and unrealized
     gain/(loss) on
     investments.................        (2.02)            3.14            1.39             2.34             0.78
                                      --------         --------         -------          -------          -------
  Total from investment
     operations..................        (2.01)            3.16            1.43             2.37             0.79
                                      --------         --------         -------          -------          -------
Distributions to shareholders
  from:
  Net investment income..........        (0.01)           (0.01)          (0.05)           (0.01)           (0.08)
  Net realized gain on
     investments.................        (0.08)           (0.52)          (1.85)           (1.73)           (1.10)
                                      --------         --------         -------          -------          -------
  Total distributions to
     shareholders................        (0.09)           (0.53)          (1.90)           (1.74)           (1.18)
                                      --------         --------         -------          -------          -------
  Net asset value, end of
     period......................     $   7.66         $   9.76         $  7.13          $  7.60          $  6.97
                                      ========         ========         =======          =======          =======
Total return.....................       (20.56%)          44.95%          19.53%           35.69%           12.21%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net assets, end of period
       (000).....................     $445,476         $537,891         $82,116          $60,046          $56,910
     Net investment income/(loss)
       before
       waivers/reimbursements....         0.10%            0.04%          (0.12%)           0.22%            0.33%
     Net investment income/(loss)
       net of
       waivers/reimbursements....         0.16%            0.19%           0.35%            0.47%            0.60%
     Expenses before
       waivers/reimbursements....         1.19%            1.30%           1.54%            1.15%            1.17%
     Expenses net of
       waivers/reimbursements....         1.15%            1.15%           1.07%            0.90%            0.90%
     Portfolio turnover rate.....       123.66%           77.70%         126.83%           71.87%           57.27%

---------------

(**) Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       FOR THE YEAR      FOR THE YEAR       FOR THE PERIOD
                                                          ENDED             ENDED               ENDED
                                                      MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(a)
                                                      --------------    --------------    ------------------
ADVISER SHARES
Net asset value, beginning of period................     $   9.75          $   7.14            $   7.38
                                                         --------          --------            --------
Income from investment operations:
  Net investment income/(loss)......................           --(**)         (0.01)(**)           0.02
  Net realized and unrealized gain/(loss) on
     investments....................................        (2.02)             3.14               (0.26)
                                                         --------          --------            --------
  Total from investment operations..................        (2.02)             3.13               (0.24)
                                                         --------          --------            --------
Distributions to shareholders from:
  Net investment income.............................           --                --                  --
  Net realized gain on investments..................        (0.08)            (0.52)                 --
                                                         --------          --------            --------
  Total distributions to shareholders...............        (0.08)            (0.52)                 --
                                                         --------          --------            --------
Net asset value, end of period......................     $   7.65          $   9.75            $   7.14
                                                         ========          ========            ========
Total return........................................       (20.70%)           44.50%              (3.25%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)................     $ 15,465          $ 17,448            $    208
     Net investment income/(loss) before
       waivers/reimbursements.......................        (0.06%)           (0.22%)              0.07%(*)
     Net investment income/(loss) net of
       waivers/reimbursements.......................        (0.00%)           (0.06%)              0.46%(*)
     Expenses before waivers/reimbursements.........         1.35%             1.56%               1.54%(*)
     Expenses net of waivers/reimbursements.........         1.29%             1.40%               1.15%(*)
     Portfolio turnover rate........................       123.66%            77.70%             126.83%

---------------
(*)  Annualized.

(**) Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on January 21, 1997 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                                               ENDED            ENDED              ENDED
                                                           MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1997(a)
                                                           --------------   --------------   -----------------
SELECT SHARES
Net asset value, beginning of period.....................     $  9.73          $  7.13            $  8.49
                                                              -------          -------            -------
Income from investment operations:
  Net investment income/(loss)...........................       (0.01)(**)        (0.02)(**)         0.07
  Net realized and unrealized gain/(loss) on
     investments.........................................       (2.01)            3.14               0.47
                                                              -------          -------            -------
  Total from investment operations.......................       (2.02)            3.12               0.54
                                                              -------          -------            -------
Distributions to shareholders from:
  Net investment income..................................          --               --              (0.05)
  Net realized gain on investments.......................       (0.08)           (0.52)             (1.85)
                                                              -------          -------            -------
  Total distributions to shareholders....................       (0.08)           (0.52)             (1.90)
                                                              -------          -------            -------
Net asset value, end of period...........................     $  7.63          $  9.73            $  7.13
                                                              =======          =======            =======
Total return.............................................      (20.74%)          44.42%              6.84%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000).....................     $16,228          $33,724            $ 2,375
     Net investment income/(loss) before
       waivers/reimbursements............................       (0.50%)          (0.70%)             0.07%(*)
     Net investment income/(loss) net of
       waivers/reimbursements............................       (0.15%)          (0.24%)             0.46%(*)
     Expenses before waivers/reimbursements..............        1.77%            2.05%              1.54%(*)
     Expenses net of waivers/reimbursements..............        1.42%            1.59%              1.15%(*)
     Portfolio turnover rate.............................      123.66%           77.70%            126.83%

---------------
(*)  Annualized.

(**) Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                ENDED            ENDED            ENDED            ENDED            ENDED
                                            MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                                            --------------   --------------   --------------   --------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of period......      $ 4.72           $ 6.20           $ 8.77           $ 8.96           $ 8.25
                                                ------           ------           ------           ------           ------
Income from investment operations:
  Net investment income/(loss)............       (0.02)(**)       (0.04)(**)       (0.05)(**)        0.04             0.10
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    transactions..........................        0.76            (1.44)           (2.45)           (0.15)            0.63
                                                ------           ------           ------           ------           ------
  Total from investment operations........        0.74            (1.48)           (2.50)           (0.11)            0.73
                                                ------           ------           ------           ------           ------
Distributions to shareholders from:
  Net investment income...................          --               --            (0.04)              --               --
  In excess of net investment income......          --               --            (0.03)           (0.08)           (0.02)
                                                ------           ------           ------           ------           ------
  Total distributions to shareholders.....          --               --            (0.07)           (0.08)           (0.02)
                                                ------           ------           ------           ------           ------
Net asset value, end of period............      $ 5.46           $ 4.72           $ 6.20           $ 8.77           $ 8.96
                                                ======           ======           ======           ======           ======
Total return..............................       15.68%          (23.87%)         (28.68%)          (1.20%)           8.86%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
    Net assets, end of period (000).......      $1,053           $  866           $1,009           $1,378           $1,385
    Net investment income/(loss) before
      waivers/reimbursements..............      (13.32%)         (13.49%)         (12.54%)          (6.38%)          (6.22%)
    Net investment income/(loss) net of
      waivers/reimbursements..............       (0.50%)          (0.74%)          (0.63%)          (0.22%)          (0.20%)
    Expenses before
      waivers/reimbursements..............       14.32%           14.25%           13.33%            7.16%            7.02%
    Expenses net of
      waivers/reimbursements..............        1.50%            1.50%            1.42%            1.00%            1.00%
    Portfolio turnover rate...............      152.20%          102.13%           51.70%           60.60%           57.10%

---------------
(**) Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                                           ENDED             ENDED               ENDED
                                                       MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(a)
                                                       --------------    --------------    -----------------
SELECT SHARES
Net asset value, beginning of period.................      $ 4.71            $ 6.20             $ 8.08
                                                           ------            ------             ------
Income from investment operations:
  Net investment income/(loss).......................       (0.04)(**)        (0.04)(**)         (0.01)(**)
  Net realized and unrealized gain/(loss) on
     investments and foreign currency transactions...        0.77             (1.45)             (1.80)
                                                           ------            ------             ------
  Total from investment operations...................        0.73             (1.49)             (1.81)
                                                           ------            ------             ------
Distributions to shareholders from:
  Net investment income..............................          --                --              (0.04)
  In excess of net investment income.................          --                --              (0.03)
                                                           ------            ------             ------
  Total distributions to shareholders................          --                --              (0.07)
                                                           ------            ------             ------
Net asset value, end of period.......................      $ 5.44            $ 4.71             $ 6.20
                                                           ======            ======             ======
Total return.........................................       15.50%           (24.03%)           (22.59%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)....................      $   48            $   50             $   13
  Net investment income/(loss) before
     waivers/reimbursements..........................      (14.06%)           (9.10%)           (11.83%)(*)
  Net investment income/(loss) net of
     waivers/reimbursements..........................       (0.91%)           (0.82%)             0.00%(*)
  Expenses before waivers/reimbursements.............       14.95%            10.12%             13.33%(*)
  Expenses net of waivers/reimbursements.............        1.80%             1.85%              1.50%(*)
  Portfolio turnover rate............................      152.20%           102.13%             51.70%

---------------

(*)  Annualized.

(**) Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on October 22, 1996 to March 31, 1997.

                See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   FOR THE YEAR       FOR THE YEAR        FOR THE PERIOD
                                                       ENDED              ENDED               ENDED
                                                  MARCH 31, 1999     MARCH 31, 1998     MARCH 31, 1997(a)
                                                  ---------------    ---------------    ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period............      $ 10.10            $ 10.13             $ 10.00
                                                      -------            -------             -------
Income from investment operations:
  Net investment income/(loss)..................         0.12(**)           0.08(**)            0.02(**)
  Net realized and unrealized gain/(loss) on
     investment and foreign currency
     transactions...............................        (1.02)              0.14                0.11
                                                      -------            -------             -------
  Total from investment operations..............        (0.90)              0.22                0.13
                                                      -------            -------             -------
Distributions to shareholders from:
  Net investment income.........................        (0.09)             (0.05)                 --
  Net realized gain on investments and foreign
     currency transactions......................           --              (0.06)                 --
  In excess of net realized gain on investments
     and foreign currency transactions..........           --              (0.14)                 --
                                                      -------            -------             -------
  Total distributions to shareholders...........        (0.09)             (0.25)                 --
                                                      -------            -------             -------
Net asset value, end of period..................      $  9.11            $ 10.10             $ 10.13
                                                      =======            =======             =======
Total return....................................        (8.83%)             2.51%               1.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...............      $34,292            $39,218             $12,859
  Net investment income/(loss) before
     waivers/reimbursements.....................         0.82%             (0.32%)             (5.85%)(*)
  Net investment income/(loss) net of
     waivers/reimbursements.....................         1.29%              0.82%               0.11%(*)
  Expenses before waivers/reimbursements........         1.97%              2.64%               7.46%(*)
  Expenses net of waivers/reimbursements........         1.50%              1.50%               1.50%(*)
  Portfolio turnover rate.......................       111.05%             77.72%               6.71%

---------------
(*)  Annualized.

(**) Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on September 23, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                                           ENDED             ENDED               ENDED
                                                       MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(a)
                                                       --------------    --------------    -----------------
SELECT SHARES
Net asset value, beginning of period.................      $10.09            $10.13             $ 10.04
                                                           ------            ------             -------
Income from investment operations:
  Net investment income/(loss).......................        0.07(**)          0.06(**)            0.02(**)
  Net realized and unrealized gain/(loss) on
     investments and foreign currency transactions...       (1.00)             0.14                0.07
                                                           ------            ------             -------
  Total from investment operations...................       (0.93)             0.20                0.09
                                                           ------            ------             -------
Distributions to shareholders from:
  Net investment income..............................       (0.06)            (0.04)                 --
  Net realized gain on investments and foreign
     currency transactions...........................          --             (0.06)                 --
  In excess of net realized gain on investments and
     foreign currency transactions...................          --             (0.14)                 --
                                                           ------            ------             -------
  Total distributions to shareholders................       (0.06)            (0.24)                 --
                                                           ------            ------             -------
Net asset value, end of period.......................      $ 9.10            $10.09             $ 10.13
                                                           ======            ======             =======
Total return.........................................       (9.16%)            2.22%               0.90%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)....................      $1,697            $1,375             $   185
  Net investment income/(loss) before
     waivers/reimbursements..........................        0.08%            (0.83%)             (5.52%)(*)
  Net investment income/(loss) net of
     waivers/reimbursements..........................        0.79%             0.61%               0.44%(*)
  Expenses before waivers/reimbursements.............        2.66%             3.35%               7.46%(*)
  Expenses net of waivers/reimbursements.............        1.95%             1.91%               1.50%(*)
  Portfolio turnover rate............................      111.05%            77.72%               6.71%

---------------
(*)  Annualized.

(**) Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on October 29, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 1999    MARCH 31, 1998(a)
                                                              --------------    -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $   9.97           $  10.00
                                                                 --------           --------
Income from investment operations:
  Net investment income/(loss)..............................         0.29(**)           0.10(**)
  Net realized and unrealized gain/(loss) on investments....        (1.00)             (0.13)
                                                                 --------           --------
  Total from investment operations..........................        (0.71)             (0.03)
                                                                 --------           --------
Distributions to shareholders from:
  Net investment income.....................................        (0.27)                --
  Net realized gain on investments..........................           --                 --
                                                                 --------           --------
  Total distributions to shareholders.......................        (0.27)                --
                                                                 --------           --------
Net asset value, end of period..............................     $   8.99           $   9.97
                                                                 ========           ========
Total return................................................        (7.31%)            (0.30%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)........................     $162,404           $168,080
     Net investment income/(loss) before
      waivers/reimbursements................................         2.75%              2.72%(*)
     Net investment income/(loss) net of
      waivers/reimbursements................................         2.97%              3.31%(*)
     Expenses before waivers/reimbursements and dividend
      expense...............................................         3.07%              3.33%(*)
     Expenses (including dividend expense) net of
      waivers/reimbursements................................         2.85%              2.75%(*)
     Expenses (excluding dividend expense) net of
      waivers/reimbursements................................         2.00%              2.00%(*)
     Portfolio Turnover Rate................................       205.32%            232.93%

---------------
(*)  Annualized.

(**) Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on December 16, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED               ENDED
                                                              MARCH 31, 1999    MARCH 31, 1998(a)
                                                              --------------    -----------------
INVESTOR SHARES
Net asset value, beginning of period........................     $  9.96             $ 10.00
                                                                 -------             -------
Income from investment operations:
  Net investment income/(loss)..............................        0.25(**)            0.08(**)
  Net realized and unrealized gain/(loss) on investments....       (1.00)              (0.12)
                                                                 -------             -------
  Total from investment operations..........................       (0.75)              (0.04)
                                                                 -------             -------
Distributions to shareholders from:
  Net investment income.....................................       (0.23)                 --
  Net realized gain on investments..........................          --                  --
                                                                 -------             -------
  Total distributions to shareholders.......................       (0.23)                 --
                                                                 -------             -------
Net asset value, end of period..............................     $  8.98             $  9.96
                                                                 =======             =======
Total return................................................       (7.66%)             (0.40%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)........................     $37,387             $35,223
     Net investment income/(loss) before
      waivers/reimbursements................................        2.31%               2.28%(*)
     Net investment income/(loss) net of
      waivers/reimbursements................................        2.53%               2.82%(*)
     Expenses before waivers/reimbursements and dividend
      expense...............................................        3.52%               3.87%(*)
     Expenses (including dividend expense) net of
      waivers/reimbursements................................        3.31%               3.34%(*)
     Expenses (excluding dividend expense) net of
      waivers/reimbursements................................        2.45%               2.50%(*)
     Portfolio turnover rate................................      205.32%             232.93%

---------------
 (*) Annualized.

(**) Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on December 18, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 1999 (a)
                                                              ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................        $10.00
                                                                    ------
Income from investment operations:
  Net investment income/(loss)..............................          0.26
  Net realized and unrealized gain/(loss) on investments....         (0.21)
                                                                    ------
  Total from investment operations..........................          0.05
                                                                    ------
Distributions to shareholders from:
  Net investment income.....................................         (0.24)
  Net realized gain on investments..........................            --
                                                                    ------
  Total distributions to shareholders.......................         (0.24)
                                                                    ------
Net asset value, end of period..............................        $ 9.81
                                                                    ======
Total return................................................          0.53%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)........................        $7,032
     Net investment income/(loss) before
      waivers/reimbursements................................          1.18%(*)
     Net investment income/(loss) net of
      waivers/reimbursements................................          2.81%(*)
     Expenses before waivers/reimbursements.................          1.98%(*)
     Expenses net of waivers/reimbursements.................          0.35%(*)
     Portfolio Turnover Rate................................        154.45%

---------------
(*)  Annualized.

(a)  From commencement of operations on April 22, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 1999(a)
                                                              -----------------
INVESTOR SHARES
Net asset value, beginning of period........................       $10.00
                                                                   ------
Income from investment operations:
  Net investment income/(loss)..............................         0.21
  Net realized and unrealized gain/(loss) on investments....        (0.20)
                                                                   ------
  Total from investment operations..........................         0.01
                                                                   ------
Distributions to shareholders from:
  Net investment income.....................................        (0.22)
  Net realized gain on investments..........................           --
                                                                   ------
  Total distributions to shareholders.......................        (0.22)
                                                                   ------
Net asset value, end of period..............................       $ 9.79
                                                                   ======
Total return................................................         0.18%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)........................       $  257
     Net investment income/(loss) before
      waivers/reimbursements................................         1.39%(*)
     Net investment income/(loss) net of
      waivers/reimbursements................................         3.07%(*)
     Expenses before waivers/reimbursements.................         2.14%(*)
     Expenses net of waivers/reimbursements.................         0.45%(*)
     Portfolio turnover rate................................       154.45%

---------------
(*)  Annualized.

(a)  From commencement of operations on April 22, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 1999(a)
                                                              -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................       $ 10.00
                                                                   -------
Income from investment operations:
  Net investment income/(loss)..............................          0.11
  Net realized and unrealized gain/(loss) on investments....          0.40
                                                                   -------
  Total from investment operations..........................          0.51
                                                                   -------
Distributions to shareholders from:
  Net investment income.....................................         (0.05)
  Net realized gain on investments..........................            --
                                                                   -------
  Total distributions to shareholders.......................         (0.05)
                                                                   -------
Net asset value, end of period..............................       $ 10.46
                                                                   =======
Total return................................................          5.14%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)........................       $28,814
     Net investment income/(loss) before
      waivers/reimbursements................................          2.00%(*)
     Net investment income/(loss) net of
      waivers/reimbursements................................          3.15%(*)
     Expenses before waivers/reimbursements and dividend
      expense...............................................          3.90%(*)
     Expenses (including dividend expense) net of
      waivers/reimbursements................................          2.75%(*)
     Expenses (excluding dividend expense) net of
      waivers/reimbursements................................          1.25%(*)
     Portfolio Turnover Rate................................        145.22%

---------------
(*)  Annualized.

(a)  From commencement of operations on October 19, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 1999(a)
                                                              -----------------
INVESTOR SHARES
Net asset value, beginning of period........................       $10.00
                                                                   ------
Income from investment operations:
  Net investment income/(loss)..............................         0.07
  Net realized and unrealized gain/(loss) on investments....         0.40
                                                                   ------
  Total from investment operations..........................         0.47
                                                                   ------
Distributions to shareholders from:
  Net investment income.....................................        (0.04)
  Net realized gain on investments..........................           --
                                                                   ------
  Total distributions to shareholders.......................        (0.04)
                                                                   ------
Net asset value, end of period..............................       $10.43
                                                                   ======
Total return................................................         4.71%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)........................       $  539
     Net investment income/(loss) before
      waivers/reimbursements................................         1.30%(*)
     Net investment income/(loss) net of
      waivers/reimbursements................................         2.26%(*)
     Expenses before waivers/reimbursements and dividend
      expense...............................................         3.73%(*)
     Expenses (including dividend expense) net of
      waivers/reimbursements................................         2.77%(*)
     Expenses (excluding dividend expense) net of
      waivers/reimbursements................................         1.46%(*)
     Portfolio turnover rate................................       145.22%

---------------
(*)  Annualized.

(a)  From commencement of operations on November 11, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Barr Rosenberg Series Trust, the Shareholders of U.S. Small Capitalization Series,
Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and Select Sectors Market Neutral Fund.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments and schedules of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and Select Sectors Market Neutral Fund, each a series of Barr Rosenberg Series Trust (the "Trust") at March 31, 1999, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis of the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

San Francisco, CA
May 18, 1999

                           (Intentionally Left Blank)

                           (Intentionally Left Blank)

                           (Intentionally Left Blank)

BARR ROSENBERG SERIES TRUST

Manager
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

Administrator
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Transfer and Shareholder Servicing Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02110

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Independent Accountants
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105-2119

Counsel
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.
(BRG-0034) (6/99)

                ------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

                ------------------------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                              INTERNATIONAL SMALL
                             CAPITALIZATION SERIES
                             BARR ROSENBERG MARKET
                                  NEUTRAL FUND
                    BARR ROSENBERG DOUBLE ALPHA MARKET FUND
                         BARR ROSENBERG SELECT SECTORS
                              MARKET NEUTRAL FUND

                                 ANNUAL REPORT

                ------------------------------------------------

                                 MARCH 31, 1999

                ------------------------------------------------